UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSRS

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6135
                                   --------

                       TEMPLETON INSTITUTIONAL FUNDS, INC.
                      ------------------------------------
              (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
      --------------------------------------------------------------------
             (Address of principal executive offices)   (Zip code)


       MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
       -----------------------------------------------------------------
                    (Name and address of agent for service)


      Registrant's telephone number, including area code: (954) 527-7500
                                                          --------------

Date of fiscal year end: 12/31
                         ------

Date of reporting period: 6/30/03
                          -------

ITEM 1. REPORTS TO STOCKHOLDERS.


TEMPLETON INSTITUTIONAL FUNDS, INC.
TIFI
FOREIGN EQUITY SERIES
SEMIANNUAL REPORT
JUNE 30, 2003



TEMPLETON

--------------------------------------------------------------------------------
MUTUAL FUNDS, ANNUITIES, AND OTHER INVESTMENT PRODUCTS:

       o ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT;

       o ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK;

       o ARE SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.
--------------------------------------------------------------------------------

INVESTING IN DEVELOPING MARKETS INVOLVES SPECIAL CONSIDERATIONS, WHICH MAY INCLUDE RISKS RELATED TO MARKET AND CURRENCY VOLATILITY, ADVERSE SOCIAL, ECONOMIC, AND POLITICAL DEVELOPMENTS, AND THEIR RELATIVELY SMALL SIZE AND LESSER LIQUIDITY. THESE SPECIAL RISK CONSIDERATIONS ARE DISCUSSED IN THE FUND'S PROSPECTUS. THE FUND IS DESIGNED FOR THE AGGRESSIVE PORTION OF A
WELL-DIVERSIFIED PORTFOLIO.

                        June 30, 2003




DEAR Shareholder:

     We are pleased to bring you this semiannual report for the Templeton Institutional Funds, Inc. (TIFI) Foreign Equity Series (the "Fund") covering the six-month period ended June 30, 2003. For the three-month period ended June 30, 2003, the cumulative total return for the Fund's Primary shares and for the Morgan Stanley Capital International (MSCI) All Country (AC) World Free ex-U.S. Index (the "Index") was 20.6% and



[PHOTO OF GARY P. MOTYL OMITTED]

GARY P. MOTYL, CHIEF INVESTMENT OFFICER OF TEMPLETON INSTITUTIONAL GLOBAL EQUITIES GROUP AND PRESIDENT OF TEMPLETON INVESTMENT COUNSEL, LLC, MANAGES SEVERAL INSTITUTIONAL MUTUAL FUNDS AND SEPARATE ACCOUNT PORTFOLIOS AND HAS RESEARCH RESPONSIBILITY FOR THE GLOBAL AUTOMOBILE INDUSTRY.

PRIOR TO JOINING TEMPLETON IN 1981, MR. MOTYL WORKED FROM 1974 TO 1979 AS A SECURITY ANALYST WITH STANDARD & POOR'S CORPORATION. HE THEN WORKED AS A RESEARCH ANALYST AND PORTFOLIO MANAGER FROM 1979 TO 1981 WITH LANDMARK FIRST NATIONAL BANK. IN THIS CAPACITY, HE HAD RESPONSIBILITY FOR EQUITY RESEARCH AND MANAGED SEVERAL PENSION AND PROFIT SHARING PLANS.

MR. MOTYL HOLDS A B.S. IN FINANCE FROM LEHIGH UNIVERSITY IN PENNSYLVANIA AND AN M.B.A. FROM PACE UNIVERSITY IN NEW YORK. HE IS ALSO A CHARTERED FINANCIAL ANALYST (CFA) CHARTERHOLDER.




--------------------------------------------------------------------------------
                           TOTAL RETURNS AS OF 6/30/03

                                        ONE-      THREE-     FIVE-      TEN-     CUMULATIVE
                                        YEAR       YEAR      YEAR       YEAR       SINCE
                       SIX-MONTH      AVERAGE    AVERAGE    AVERAGE    AVERAGE  INCEPTION 1,3
                    CUMULATIVE* 1,3 ANNUAL 1,2 ANNUAL 1,2 ANNUAL 1,2 ANNUAL 1,2  (10/18/90)
TIFI Foreign
Equity Series -
Primary Shares          10.15%        -7.27%     -7.67%    -1.03%       7.44%      160.74%

MSCI AC World
Free ex-U.S. Index 4    11.12%        -4.18%    -12.48%    -2.81%       3.15%       72.18%

MSCI EAFE Index 5        9.85%        -6.06%    -13.21%    -3.68%       3.09%       56.76%

*Not annualized

1 Past fee waivers by the Fund's manager and administrator increased the Fund's total returns. Without these waivers, the Fund's total returns would have been lower.

2 Average annual total return represents the average annual change in value of an investment over the indicated periods.

3 Cumulative total return represents the change in value of an investment over the indicated periods.

4 Source: Morgan Stanley Capital International. The Morgan Stanley Capital International (MSCI) All Country (AC) World Free ex-U.S. Index measures the performance of securities located in 48 countries, including emerging markets in Latin America, Asia, and Eastern Europe. It includes reinvested dividends.

5 Source: Morgan Stanley Capital International. The Morgan Stanley Capital International (MSCI) Europe, Australasia, and Far East (EAFE) Index is a capitalization-weighted (outstanding shares times price) equity index that measures the total returns (gross dividends are reinvested) of equity securities in the developed markets of Europe, Australasia, and the Far East.

Indices are unmanaged, do not contain cash, and do not include management or other operating expenses. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

All calculations assume reinvestment of distributions at net asset value. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility, and the economic, social, and political climates of the countries where the Fund invests. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. You may have a gain or loss when you sell your shares. Past performance is not predictive of future results.


The performance table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.
--------------------------------------------------------------------------------

The dollar value, number of shares or principal value, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments
(SOI). The SOI begins on page 8.

              -----------------------------------------------------
              NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE
              -----------------------------------------------------

                                SEMIANNUAL REPORT

                                                                   CONTINUED ...

TEMPLETON INSTITUTIONAL FUNDS, INC. FOREIGN EQUITY SERIES
LETTER CONTINUED................................................................



GEOGRAPHIC DISTRIBUTION ON 6/30/03
(EQUITY ASSETS AS A PERCENTAGE OF TOTAL NET ASSETS)

[PIE CHART OMITTED]

Middle East/Africa         1.0%
Latin America              2.3%
Australia/New Zealand      5.6%
North America              6.2%
Asia                      19.6%
Europe                    58.1%


FUND ASSET ALLOCATION ON 6/30/03
[PIE CHART OMITTED]

Short-Term Investments & Other Net Assets         7.2%
Equity*                                          92.8%

*EQUITY INCLUDES CONVERTIBLE AND PREFERRED SECURITIES.


19.9%, respectively. For the six-month period ended June 30, 2003, the cumulative total return for the Fund and for the Index was 10.2% and 11.1%, respectively (all returns in U.S. dollars).



PORTFOLIO

     The portfolio recorded positive performance in industrials (e.g., Atlas Copco, Rolls-Royce, Deutsche Post), materials (e.g., Bayer, Posco, Pechiney, Stora Enso), and telecommunications services (e.g., BCE, Telefonica, Cable & Wireless, Compania de Telecomunicaciones de Chile) during the period. The portfolio was overweight to the Index in these three sectors, which amplified these holdings' effect on the portfolio's positive performance.

     The rebound in global stock markets during the period generally benefited the portfolio. On balance, nine out of the ten major global sectors contributed positively to the portfolio's performance during the six-month period. The exception was the weak performing consumer staples sector, again, an outcome consistent with the markets' apparent migration toward higher risk stocks. Excluding the U.S. market, the total return for consumer staples in the Index was 2.8% (in U.S. dollars), the weakest of any sector over the reported period. Within the portfolio, the shares of food manufacturer Unilever reflected this sector's weak performance. Overall, Unilever's shares have depreciated over our holding period and we have trimmed the position to rebalance it in the portfolio.

     Portfolio activity during the period was low, as evidenced by the portfolio's turnover rate of 6.77%. Nonetheless, we made minor adjustments. Among them, we increased the positions in Aventis, Samsung Electronics, and Brambles Industries. In addition, our search for undervalued




2    SEMIANNUAL REPORT

.................................................................................


securities led us to initiate a few new positions. These included Satyam Computer Services, a leading global IT services and consulting company; Accor, a hotel operator; and Nintendo, a company from Japan that is best known for its Gameboy products. We also initiated a position in Securitas, a company headquartered in Sweden that provides private security services.

     On the sell side, we trimmed positions in Unilever and XL Capital; we took profits in the latter stock after it recovered strongly with the sector in the second quarter of 2003. In addition, we liquidated positions in certain holdings, which included Alcatel and Banca Nazionale del Lavoro. We reduced our long-term earnings expectations for both of these companies, and as result their valuations no longer appeared attractive to us. We also sold Bayerische Hypo-Und Vereinsbank, which had performed poorly during the period. On a positive note, we sold TransCanada Pipelines, a stock that had performed well over the past two years.

     In Asia, the threat of the SARS virus led to mass hysteria, disrupting the travel industry and lowering expectations for short-term growth and corporate profitability. While lagging global peers, the stock market performance in China, Taiwan, and Hong Kong--the most affected countries--did recover somewhat. The total return in these markets for the six-month period ended June 30, 2003 was 18.0% (China), 12.2% (Taiwan), and 3.5% (Hong Kong), respectively (in U.S. dollars based on MSCI's national indexes).

     Emerging stock markets in Asia and Latin America generally performed well during the period, outpacing markets in Japan and Europe, (in U.S. dollars based on MSCI's national indexes). Strong growth prospects and low valuations can





INDUSTRY DIVERSIFICATION ON 6/30/03
(EQUITY ASSETS AS A PERCENTAGE OF TOTAL NET ASSETS)

Diversified Telecommunication Services 8.3%
Commercial Banks 8.0%
Oil & Gas 7.6%
Insurance 6.2%
Metals & Mining 5.6%
Electric Utilities 4.8%
Household Durables 4.5%
Paper & Forest Products 4.4%
Pharmaceuticals 4.2%
Machinery 3.9%

10 LARGEST EQUITY POSITIONS ON 6/30/03
(PERCENTAGE OF TOTAL NET ASSETS)

Samsung Electronics Co. LTD 2.1%
Aventis SA 2.1%
E. ON AG 2.0%
Eni SpA 1.9%
Telefonica SA 1.6%
Unilever NV 1.6%
BHP Billiton PLC 1.6%
Iberdrola SA, Br. 1.5%
BCE Inc. 1.5%
Volvo AB 1.5%

                                                             SEMIANNUAL REPORT 3

TEMPLETON INSTITUTIONAL FUNDS, INC. FOREIGN EQUITY SERIES
LETTER CONTINUED................................................................



--------------------------------------------------------------------------------
TEMPLETON FOREIGN EQUITY SERIES - PRIMARY SHARES
TOTAL RETURN INDEX COMPARISON
$5,000,000 INVESTMENT: 10/18/90 - 6/30/03

[LINE GRAPH OMITTED]


         TIFI - FOREIGN EQUITY            MSCI AC WORLD                 MSCI EAFE(R) INDEX 5   CPI INDEX 6
         SERIES-PRIMARY SHARES 1      FREE EX US INDEX(SM) 4
INCEPT        $5000000                     $5000000                            $5000000         $5000000
OCT-90         4970000                      5277872                             4934899          5010497
NOV-90         4875000                      4984504                             4645204          5021531
DEC-90         4860000                      5075508                             4722265          5021531
JAN-91         5005000                      5234135                             4876331          5051810
FEB-91         5614715                      5796297                             5400502          5059211
MAR-91         5452705                      5477302                             5077601          5066613
APR-91         5503335                      5536810                             5128939          5074014
MAY-91         5579275                      5615435                             5183969          5088817
JUN-91         5295755                      5224874                             4804402          5104293
JUL-91         5604590                      5475926                             5041756          5111694
AUG-91         5614715                      5381896                             4940601          5126497
SEP-91         5756480                      5655734                             5220530          5149374
OCT-91         5736225                      5754624                             5295844          5156776
NOV-91         5685595                      5498299                             5050016          5171579
DEC-91         5899360                      5783736                             5312370          5175616
JAN-92         6060455                      5703139                             5200543          5183017
FEB-92         6154890                      5528007                             5015878          5201857
MAR-92         6108305                      5193699                             4686141          5228099
APR-92         6304445                      5210754                             4709499          5235500
MAY-92         6657495                      5527136                             5026180          5242901
JUN-92         6584640                      5260405                             4789505          5261741
JUL-92         6360485                      5148495                             4668309          5273180
AUG-92         6181155                      5423066                             4962685          5287983
SEP-92         6024245                      5311798                             4866378          5302786
OCT-92         5811295                      5078534                             4612698          5321626
NOV-92         5822505                      5106638                             4657428          5329027
DEC-92         5820815                      5149274                             4682816          5325663
JAN-93         5843980                      5148678                             4683723          5351904
FEB-93         5971405                      5306251                             4826679          5370610
MAR-93         6119130                      5743162                             5248598          5389584
APR-93         6316145                      6250447                             5748191          5404387
MAY-93         6484190                      6389589                             5871201          5411923
JUN-93         6362505                      6313118                             5780833          5419392
JUL-93         6466805                      6522955                             5984539          5419190
AUG-93         6924585                      6873034                             6308836          5434396
SEP-93         6872430                      6731737                             6168297          5445431
OCT-93         7278055                      6975225                             6359914          5468376
NOV-93         7110010                      6444008                             5805314          5472009
DEC-93         7801445                      6946617                             6225722          5471740
JAN-94         8357855                      7517903                             6753423          5487014
FEB-94         8129435                      7461054                             6736195          5506056
MAR-94         7768920                      7119319                             6447259          5524896
APR-94         7881600                      7360835                             6722292          5532297
MAY-94         7911255                      7363310                             6685117          5535661
JUN-94         7656245                      7415529                             6781228          5554501
JUL-94         7988350                      7536104                             6848021          5569304
AUG-94         8261150                      7789677                             7011530          5592249
SEP-94         8065445                      7596849                             6792108          5607052
OCT-94         8237430                      7801047                             7019992          5611089
NOV-94         7881600                      7424744                             6684210          5618490
DEC-94         7819750                      7407368                             6727430          5618490
JAN-95         7594765                      7071410                             6470833          5640627
FEB-95         7713335                      7032716                             6453908          5663168
MAR-95         7749830                      7430062                             6858152          5681941
APR-95         8090485                      7719900                             7117916          5700713
MAY-95         8297305                      7685791                             7034893          5711950
JUN-95         8345970                      7579474                             6913391          5723187
JUL-95         8759620                      8009875                             7345801          5723052
AUG-95         8534545                      7731957                             7067141          5738528
SEP-95         8692705                      7864085                             7207075          5749294
OCT-95         8504130                      7653973                             7015156          5768201
NOV-95         8637960                      7833735                             7212213          5764164
DEC-95         8834275                      8143470                             7504776          5760396
JAN-96         9117425                      8255334                             7537417          5794173
FEB-96         9262065                      8255655                             7564618          5812946
MAR-96         9331560                      8409331                             7727193          5842955
APR-96         9672730                      8664463                             7953750          5865429
MAY-96         9786450                      8534352                             7809427          5876665
JUN-96         9754860                      8577631                             7855149          5880433
JUL-96         9502145                      8292469                             7627483          5891603
AUG-96         9780130                      8341112                             7646221          5902839
SEP-96         9862350                      8548244                             7851031          5921612
OCT-96         9957240                      8462613                             7772857          5940385
NOV-96         10469655                     8789081                             8084159          5951622
DEC-96         10740950                     8687303                             7982003          5951622
JAN-97         10938155                     8527714                             7704552          5970327
FEB-97         11089240                     8684094                             7832397          5988225
MAR-97         11201115                     8665893                             7862621          6003162
APR-97         11148470                     8738972                             7906445          6010362
MAY-97         11609150                     9278761                             8422661          6006729
JUN-97         12122480                     9790723                             8889310          6013928
JUL-97         12563415                     9988960                             9034685          6021128
AUG-97         11852650                     9203166                             8361911          6032566
SEP-97         12806920                     9700732                             8832188          6047638
OCT-97         11859230                     8874822                             8155277          6062778
NOV-97         11780260                     8763921                             8073882          6059144
DEC-97         11968600                     8864782                             8146418          6051877
JAN-98         12113380                     9129955                             8520886          6062778
FEB-98         12885550                     9739155                             9069441          6074889
MAR-98         13832910                     10075664                            9350791          6087068
APR-98         14012830                     10147826                            9426984          6098035
MAY-98         13860590                     9963800                             9383432          6109003
JUN-98         13729110                     9926344                             9456270          6116337
JUL-98         13971310                     10020745                            9554527          6123671
AUG-98         11722335                     8607545                             8372792          6131005
SEP-98         11549340                     8425720                             8118342          6138339
OCT-98         12442005                     9308295                             8967019          6153075
NOV-98         13113240                     9808520                             9428495          6153075
DEC-98         13184695                     10146450                            9802661          6149374
JAN-99         13043645                     10135585                            9776064          6164379
FEB-99         12746690                     9908647                             9545157          6170569
MAR-99         13435420                     10387049                            9945958          6189275
APR-99         14537050                     10906612                            10351288         6234289
MAY-99         14001120                     10394325                            9820492          6234289
JUN-99         14663585                     10871948                            10205539         6234289
JUL-99         14745465                     11126938                            10511392         6250572
AUG-99         14671030                     11165540                            10551891         6269345
SEP-99         14373290                     11241049                            10660695         6296864
OCT-99         14604040                     11659622                            11062364         6309380
NOV-99         15333495                     12125829                            11448921         6311936
DEC-99         16788955                     13282292                            12478632         6311936
JAN-00         15751830                     12561548                            11687988         6329498
FEB-00         16188515                     12900854                            12004729         6365765
MAR-00         16514790                     13386362                            12472587         6417104
APR-00         15808360                     12639271                            11818276         6422083
MAY-00         15753415                     12315956                            11532037         6427062
JUN-00         16561885                     12840245                            11985707         6462118
JUL-00         16334260                     12333313                            11485492         6475912
AUG-00         16577585                     12485902                            11587598         6475912
SEP-00         15800510                     11793308                            11025794         6509689
OCT-00         15149025                     11418472                            10767384         6520859
NOV-00         15046985                     10906190                            10365976         6524627
DEC-00         15805910                     11278642                            10736767         6519580
JAN-01         16057685                     11447823                            10731829         6562105
FEB-01         15526160                     10541495                            9928068          6589625
MAR-01         14351635                     9796362                             9270725          6605908
APR-01         15163635                     10462640                            9920945          6629660
MAY-01         15069215                     10173719                            9578671          6658458
JUN-01         14729310                     9783525                             9190518          6672251
JUL-01         14370520                     9565848                             9024029          6651056
AUG-01         14210005                     9328275                             8797306          6653613
SEP-01         12463260                     8338645                             7908238          6681133
OCT-01         12869260                     8572276                             8110458          6658592
NOV-01         13634055                     8964350                             8409957          6647356
DEC-01         13891585                     9079827                             8460091          6621114
JAN-02         13497975                     8690962                             8011199          6638676
FEB-02         13718780                     8753542                             8067779          6664985
MAR-02         14385620                     9229055                             8508246          6700040
APR-02         14404850                     9289022                             8569862          6738864
MAY-02         14664485                     9390204                             8686120          6737586
JUN-02         14058670                     8984742                             8343592          6742565
JUL-02         12548950                     8109132                             7520549          6750034
AUG-02         12577800                     8109636                             7505258          6771296
SEP-02         11029615                     7250254                             6701070          6782533
OCT-02         11635425                     7639211                             7061722          6796326
NOV-02         12423945                     8006574                             7383184          6795115
DEC-02         11835600                     7747912                             7135479          6780110
JAN-03         11513832                     7475908                             6838132          6810658
FEB-03         11172320                     7324433                             6681817          6863141
MAR-03         10810119                     7182357                             6555540          6904185
APR-03         12046121                     7874446                             7205573          6890055
MAY-03         12722980                     8376046                             7648862          6876598
JUN-03         13036885                     8609173                             7838169          6883999



 Periods ended June 30, 2003

                                                   SINCE
             SIX-    ONE-   THREE-  FIVE-  TEN-  INCEPTION
            MONTH*   YEAR    YEAR   YEAR   YEAR  (10/18/90)
Average
Annual
Total
Return 1,2  10.15%  -7.27%  -7.67%  -1.03%   7.44%   7.84%

Cumulative
Total
Return 1,3  10.15%  -7.27%  -21.29% -5.04% 104.90% 160.74%

* NOT ANNUALIZED

1 PAST FEE WAIVERS BY THE FUND'S MANAGER AND ADMINISTRATOR INCREASED THE FUND'S TOTAL RETURNS. WITHOUT THESE WAIVERS, THE PRIMARY SHARES TOTAL RETURNS WOULD HAVE BEEN LOWER.

2 AVERAGE ANNUAL TOTAL RETURN REPRESENTS THE AVERAGE ANNUAL CHANGE IN VALUE OF AN INVESTMENT OVER THE INDICATED PERIODS.

3 CUMULATIVE TOTAL RETURN REPRESENTS THE CHANGE IN VALUE OF AN INVESTMENT OVER THE INDICATED PERIODS.

4 SOURCE: MORGAN STANLEY CAPITAL INTERNATIONAL. THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) ALL COUNTRY (AC) WORLD FREE EX U.S. INDEX MEASURES THE PERFORMANCE OF SECURITIES LOCATED IN 48 COUNTRIES, INCLUDING EMERGING MARKETS IN LATIN AMERICA, ASIA, AND EASTERN EUROPE. IT INCLUDES REINVESTED DIVIDENDS.

5 SOURCE: MORGAN STANLEY CAPITAL INTERNATIONAL. THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EUROPE, AUSTRALASIA, AND FAR EAST (EAFE) INDEX IS A CAPITALIZATION-WEIGHTED (OUTSTANDING SHARES TIMES PRICE) EQUITY INDEX THAT MEASURES THE TOTAL RETURNS (GROSS DIVIDENDS ARE REINVESTED) OF EQUITY SECURITIES IN THE DEVELOPED MARKETS OF EUROPE, AUSTRALASIA AND THE FAR EAST.

6  SOURCE: U.S. BUREAU OF LABOR STATISTICS.

  INDICES ARE UNMANAGED, DO NOT CONTAIN CASH, AND DO NOT INCLUDE MANAGEMENT OR OTHER OPERATING EXPENSES. ONE CANNOT INVEST DIRECTLY IN AN INDEX, NOR IS AN INDEX REPRESENTATIVE OF THE FUND'S PORTFOLIO.

  ALL CALCULATIONS ASSUME REINVESTMENT OF DISTRIBUTIONS AT NET ASSET VALUE. SINCE MARKETS CAN GO DOWN AS WELL AS UP, INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE WITH MARKET CONDITIONS, CURRENCY VOLATILITY AND THE ECONOMIC, SOCIAL, AND POLITICAL CLIMATES OF THE COUNTRIES WHERE THE FUND INVESTS. EMERGING MARKETS INVOLVE HEIGHTENED RISKS RELATED TO THE SAME FACTORS, IN ADDITION TO THOSE ASSOCIATED WITH THEIR RELATIVELY SMALL SIZE AND LESSER LIQUIDITY. YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

  THE PERFORMANCE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES.
--------------------------------------------------------------------------------


explain much of the renewed interest in emerging markets equities. However, some of these markets are still illiquid for most institutional investors, and corporate governance, despite improvements, remains a problem. During the period, the Fund benefited from its emerging markets exposure through holdings in Chile, India, Israel, and South Korea.

     At Templeton, we will continue to manage money with a fundamental approach and a long-term perspective. We are patient investors and we will continue to be patient through this cycle and many more to come.

     Of course, it should be remembered that investing in foreign securities involves special risks related to market and currency volatility, and economic, social, political, and other factors in the countries where the Fund invests. Emerging market securities involve heightened risks related to the same factors, in addition to those associated with these markets' relatively small size and lesser liquidity. Investing in any emerging market means accepting a certain amount of volatility and, in some cases, the consequences of severe market corrections. While short-term volatility can be disconcerting, substantial declines are not unusual in emerging markets. For example, the Mexican Bolsa Index has increased 31.42% in U.S. dollar terms since June 1992, but has suffered numerous declines of more than 15 percent during that time.1 These special risks and other considerations are discussed in the Fund's prospectus. The Fund's definition of "emerging markets" as used by the Fund's manager may differ from the definition of the same term used in managing other Franklin Templeton funds.



1 Source: Mexico Bolsa Index. Based on quarterly percentage price change since June 30, 1992 through June 30, 2003. Market return is measured in U.S. dollars and does not include reinvested dividends.

4    SEMIANNUAL REPORT

.................................................................................

                        As always, the Templeton organization thanks you for your continued support.

Best regards,

/S/ GARY P. MOTYL

Gary P. Motyl, CFA
PRESIDENT
TEMPLETON INVESTMENT COUNSEL, LLC
CHIEF INVESTMENT OFFICER, TEMPLETON INSTITUTIONAL GLOBAL EQUITIES




THIS DISCUSSION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF JUNE 30, 2003, THE END OF THE REPORTING PERIOD. OUR STRATEGIES AND THE FUND'S PORTFOLIO COMPOSITION WILL CHANGE DEPENDING ON MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE BUT THE ADVISER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


--------------------------------------------------------------------------------
TEMPLETON FOREIGN EQUITY SERIES - SERVICE SHARES**
TOTAL RETURN INDEX COMPARISON
$5,000,000 INVESTMENT: 10/18/90 - 6/30/03

[LINE GRAPH OMITTED]

         TIFI - FOREIGN EQUITY            MSCI AC WORLD                 MSCI EAFE(R) INDEX 5   CPI INDEX 6
         SERIES-PRIMARY SHARES 1      FREE EX US INDEX(SM) 4
INCEPT        $5000000                     $5000000                            $5000000         $5000000
OCT-90         4970000                      5277872                             4934899          5010497
NOV-90         4875000                      4984504                             4645204          5021531
DEC-90         4860000                      5075508                             4722265          5021531
JAN-91         5005000                      5234135                             4876331          5051810
FEB-91         5614715                      5796297                             5400502          5059211
MAR-91         5452705                      5477302                             5077601          5066613
APR-91         5503335                      5536810                             5128939          5074014
MAY-91         5579275                      5615435                             5183969          5088817
JUN-91         5295755                      5224874                             4804402          5104293
JUL-91         5604590                      5475926                             5041756          5111694
AUG-91         5614715                      5381896                             4940601          5126497
SEP-91         5756480                      5655734                             5220530          5149374
OCT-91         5736225                      5754624                             5295844          5156776
NOV-91         5685595                      5498299                             5050016          5171579
DEC-91         5899360                      5783736                             5312370          5175616
JAN-92         6060455                      5703139                             5200543          5183017
FEB-92         6154890                      5528007                             5015878          5201857
MAR-92         6108305                      5193699                             4686141          5228099
APR-92         6304445                      5210754                             4709499          5235500
MAY-92         6657495                      5527136                             5026180          5242901
JUN-92         6584640                      5260405                             4789505          5261741
JUL-92         6360485                      5148495                             4668309          5273180
AUG-92         6181155                      5423066                             4962685          5287983
SEP-92         6024245                      5311798                             4866378          5302786
OCT-92         5811295                      5078534                             4612698          5321626
NOV-92         5822505                      5106638                             4657428          5329027
DEC-92         5820815                      5149274                             4682816          5325663
JAN-93         5843980                      5148678                             4683723          5351904
FEB-93         5971405                      5306251                             4826679          5370610
MAR-93         6119130                      5743162                             5248598          5389584
APR-93         6316145                      6250447                             5748191          5404387
MAY-93         6484190                      6389589                             5871201          5411923
JUN-93         6362505                      6313118                             5780833          5419392
JUL-93         6466805                      6522955                             5984539          5419190
AUG-93         6924585                      6873034                             6308836          5434396
SEP-93         6872430                      6731737                             6168297          5445431
OCT-93         7278055                      6975225                             6359914          5468376
NOV-93         7110010                      6444008                             5805314          5472009
DEC-93         7801445                      6946617                             6225722          5471740
JAN-94         8357855                      7517903                             6753423          5487014
FEB-94         8129435                      7461054                             6736195          5506056
MAR-94         7768920                      7119319                             6447259          5524896
APR-94         7881600                      7360835                             6722292          5532297
MAY-94         7911255                      7363310                             6685117          5535661
JUN-94         7656245                      7415529                             6781228          5554501
JUL-94         7988350                      7536104                             6848021          5569304
AUG-94         8261150                      7789677                             7011530          5592249
SEP-94         8065445                      7596849                             6792108          5607052
OCT-94         8237430                      7801047                             7019992          5611089
NOV-94         7881600                      7424744                             6684210          5618490
DEC-94         7819750                      7407368                             6727430          5618490
JAN-95         7594765                      7071410                             6470833          5640627
FEB-95         7713335                      7032716                             6453908          5663168
MAR-95         7749830                      7430062                             6858152          5681941
APR-95         8090485                      7719900                             7117916          5700713
MAY-95         8297305                      7685791                             7034893          5711950
JUN-95         8345970                      7579474                             6913391          5723187
JUL-95         8759620                      8009875                             7345801          5723052
AUG-95         8534545                      7731957                             7067141          5738528
SEP-95         8692705                      7864085                             7207075          5749294
OCT-95         8504130                      7653973                             7015156          5768201
NOV-95         8637960                      7833735                             7212213          5764164
DEC-95         8834275                      8143470                             7504776          5760396
JAN-96         9117425                      8255334                             7537417          5794173
FEB-96         9262065                      8255655                             7564618          5812946
MAR-96         9331560                      8409331                             7727193          5842955
APR-96         9672730                      8664463                             7953750          5865429
MAY-96         9786450                      8534352                             7809427          5876665
JUN-96         9754860                      8577631                             7855149          5880433
JUL-96         9502145                      8292469                             7627483          5891603
AUG-96         9780130                      8341112                             7646221          5902839
SEP-96         9862350                      8548244                             7851031          5921612
OCT-96         9957240                      8462613                             7772857          5940385
NOV-96         10469655                     8789081                             8084159          5951622
DEC-96         10740950                     8687303                             7982003          5951622
JAN-97         10938155                     8527714                             7704552          5970327
FEB-97         11089240                     8684094                             7832397          5988225
MAR-97         11201115                     8665893                             7862621          6003162
APR-97         11148470                     8738972                             7906445          6010362
MAY-97         11609150                     9278761                             8422661          6006729
JUN-97         12122480                     9790723                             8889310          6013928
JUL-97         12563415                     9988960                             9034685          6021128
AUG-97         11852650                     9203166                             8361911          6032566
SEP-97         12806920                     9700732                             8832188          6047638
OCT-97         11859230                     8874822                             8155277          6062778
NOV-97         11780260                     8763921                             8073882          6059144
DEC-97         11968600                     8864782                             8146418          6051877
JAN-98         12113380                     9129955                             8520886          6062778
FEB-98         12885550                     9739155                             9069441          6074889
MAR-98         13832910                     10075664                            9350791          6087068
APR-98         14012830                     10147826                            9426984          6098035
MAY-98         13860590                     9963800                             9383432          6109003
JUN-98         13729110                     9926344                             9456270          6116337
JUL-98         13971310                     10020745                            9554527          6123671
AUG-98         11722335                     8607545                             8372792          6131005
SEP-98         11549340                     8425720                             8118342          6138339
OCT-98         12442005                     9308295                             8967019          6153075
NOV-98         13113240                     9808520                             9428495          6153075
DEC-98         13184695                     10146450                            9802661          6149374
JAN-99         13043645                     10135585                            9776064          6164379
FEB-99         12746690                     9908647                             9545157          6170569
MAR-99         13435420                     10387049                            9945958          6189275
APR-99         14537050                     10906612                            10351288         6234289
MAY-99         14001120                     10394325                            9820492          6234289
JUN-99         14663585                     10871948                            10205539         6234289
JUL-99         14745465                     11126938                            10511392         6250572
AUG-99         14671030                     11165540                            10551891         6269345
SEP-99         14373290                     11241049                            10660695         6296864
OCT-99         14604040                     11659622                            11062364         6309380
NOV-99         15333495                     12125829                            11448921         6311936
DEC-99         16788955                     13282292                            12478632         6311936
JAN-00         15751830                     12561548                            11687988         6329498
FEB-00         16188515                     12900854                            12004729         6365765
MAR-00         16514790                     13386362                            12472587         6417104
APR-00         15808360                     12639271                            11818276         6422083
MAY-00         15753415                     12315956                            11532037         6427062
JUN-00         16561885                     12840245                            11985707         6462118
JUL-00         16334260                     12333313                            11485492         6475912
AUG-00         16577585                     12485902                            11587598         6475912
SEP-00         15800510                     11793308                            11025794         6509689
OCT-00         15149025                     11418472                            10767384         6520859
NOV-00         15046985                     10906190                            10365976         6524627
DEC-00         15805910                     11278642                            10736767         6519580
JAN-01         16057685                     11447823                            10731829         6562105
FEB-01         15526160                     10541495                            9928068          6589625
MAR-01         14351635                     9796362                             9270725          6605908
APR-01         15163635                     10462640                            9920945          6629660
MAY-01         15069215                     10173719                            9578671          6658458
JUN-01         14729310                     9783525                             9190518          6672251
JUL-01         14370520                     9565848                             9024029          6651056
AUG-01         14210005                     9328275                             8797306          6653613
SEP-01         12463260                     8338645                             7908238          6681133
OCT-01         12869260                     8572276                             8110458          6658592
NOV-01         13634055                     8964350                             8409957          6647356
DEC-01         13891585                     9079827                             8460091          6621114
JAN-02         13497975                     8690962                             8011199          6638676
FEB-02         13718780                     8753542                             8067779          6664985
MAR-02         14385620                     9229055                             8508246          6700040
APR-02         14404850                     9289022                             8569862          6738864
MAY-02         14664485                     9390204                             8686120          6737586
JUN-02         14058670                     8984742                             8343592          6742565
JUL-02         12548950                     8109132                             7520549          6750034
AUG-02         12577800                     8109636                             7505258          6771296
SEP-02         11029615                     7250254                             6701070          6782533
OCT-02         11635425                     7639211                             7061722          6796326
NOV-02         12423945                     8006574                             7383184          6795115
DEC-02         11835600                     7747912                             7135479          6780110
JAN-03         11513832                     7475908                             6838132          6810658
FEB-03         11172320                     7324433                             6681817          6863141
MAR-03         10810119                     7182357                             6555540          6904185
APR-03         12046121                     7874446                             7205573          6890055
MAY-03         12722980                     8376046                             7648862          6876598
JUN-03         13036885                     8609173                             7838169          6883999


Periods ended June 30, 2003

                                                  SINCE
             SIX-   ONE-   THREE-  FIVE-  TEN-  INCEPTION
            MONTH*  YEAR   YEAR    YEAR   YEAR  (10/18/90)
Average
Annual
Total
Return 1,2  10.15% -7.27% -7.67%  -1.03%    7.44%   7.84%

Cumulative
Total
Return 1,3  10.15% -7.27% -21.29%  -5.04% 104.90% 160.74%


*  NOT ANNUALIZED

** ON MAY 3, 1999, THE FUND BEGAN SELLING SERVICE SHARES TO CERTAIN ELIGIBLE
   INVESTORS AS DESCRIBED IN THE PROSPECTUS. THIS SHARE CLASS HAS A RULE 12B-1 PLAN. PERFORMANCE QUOTATIONS HAVE BEEN CALCULATED AS FOLLOWS: (A) FOR PERIODS PRIOR TO MAY 3, 1999, FIGURES REFLECT PRIMARY SHARES PERFORMANCE INCLUDING THE EFFECT OF PRIMARY SHARES EXPENSES, AND DOES NOT TAKE INTO ACCOUNT THE RULE 12B-1 FEE APPLICABLE TO THE SERVICE SHARES; AND (B) FOR PERIODS BEGINNING MAY 3, 1999, ACTUAL SERVICE SHARES PERFORMANCE IS USED REFLECTING ALL CHARGES AND FEES APPLICABLE TO THAT CLASS. AS OF DECEMBER 31, 2001, SERVICE SHARES DID NOT IMPOSE THE RULE 12B-1 FEE.

1 PAST FEE WAIVERS BY THE FUND'S MANAGER AND ADMINISTRATOR INCREASED THE FUND'S TOTAL RETURNS. WITHOUT THESE WAIVERS, THE PRIMARY SHARES TOTAL RETURNS WOULD HAVE BEEN LOWER.

2 AVERAGE ANNUAL TOTAL RETURN REPRESENTS THE AVERAGE ANNUAL CHANGE IN VALUE OF AN INVESTMENT OVER THE INDICATED PERIODS.

3 CUMULATIVE TOTAL RETURN REPRESENTS THE CHANGE IN VALUE OF AN INVESTMENT OVER THE INDICATED PERIODS.

4 SOURCE: MORGAN STANLEY CAPITAL INTERNATIONAL. THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) ALL COUNTRY (AC) WORLD FREE EX U.S. INDEX MEASURES THE PERFORMANCE OF SECURITIES LOCATED IN 48 COUNTRIES, INCLUDING EMERGING MARKETS IN LATIN AMERICA, ASIA, AND EASTERN EUROPE. IT INCLUDES REINVESTED DIVIDENDS.

5 SOURCE: MORGAN STANLEY CAPITAL INTERNATIONAL. THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EUROPE, AUSTRALASIA, AND FAR EAST (EAFE) INDEX IS A CAPITALIZATION-WEIGHTED (OUTSTANDING SHARES TIMES PRICE) EQUITY INDEX THAT MEASURES THE TOTAL RETURNS (GROSS DIVIDENDS ARE REINVESTED) OF EQUITY SECURITIES IN THE DEVELOPED MARKETS OF EUROPE, AUSTRALASIA AND THE FAR EAST.

6  SOURCE: U.S. BUREAU OF LABOR STATISTICS.

 INDICES ARE UNMANAGED, DO NOT CONTAIN CASH, AND DO NOT INCLUDE MANAGEMENT OR OTHER OPERATING EXPENSES. ONE CANNOT INVEST DIRECTLY IN AN INDEX, NOR IS AN INDEX REPRESENTATIVE OF THE FUND'S PORTFOLIO.

 ALL CALCULATIONS ASSUME REINVESTMENT OF DISTRIBUTIONS AT NET ASSET VALUE. SINCE MARKETS CAN GO DOWN AS WELL AS UP, INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE WITH MARKET CONDITIONS, CURRENCY VOLATILITY AND THE ECONOMIC, SOCIAL, AND POLITICAL CLIMATES OF THE COUNTRIES WHERE THE FUND INVESTS. EMERGING MARKETS INVOLVE HEIGHTENED RISKS RELATED TO THE SAME FACTORS, IN ADDITION TO THOSE ASSOCIATED WITH THEIR RELATIVELY SMALL SIZE AND LESSER LIQUIDITY. YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

 THE PERFORMANCE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES.
--------------------------------------------------------------------------------


                                                             SEMIANNUAL REPORT 5

TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN EQUITY SERIES
Financial Highlights

                                                                                          PRIMARY SHARES
                                                               --------------------------------------------------------------------

                                                               SIX MONTHS ENDED              YEAR ENDED DECEMBER 31,
                                                                 JUNE 30,2003  ----------------------------------------------------
                                                                  (UNAUDITED)      2002       2001       2000       1999       1998
                                                               --------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period .........................        $12.13     $14.47     $16.95     $21.53     $17.76     $17.36
                                                                  -----------------------------------------------------------------
Income from investment operations:
 Net investment income a .....................................           .21        .23        .25        .35        .37        .42
 Net realized and unrealized gains (losses) ..................          1.01      (2.37)     (2.28)     (1.66)      4.42       1.29
                                                                  -----------------------------------------------------------------
Total from investment operations .............................          1.22      (2.14)     (2.03)     (1.31)      4.79       1.71
                                                                  -----------------------------------------------------------------
Less distributions from:
 Net investment income .......................................         (0.06)      (.20)      (.28)      (.33)      (.38)      (.40)
 Net realized gains ..........................................            --         --       (.17)     (2.94)      (.64)      (.91)
                                                                  -----------------------------------------------------------------
Total distributions ..........................................         (0.06)      (.20)      (.45)     (3.27)     (1.02)     (1.31)
                                                                  -----------------------------------------------------------------
Net asset value, end of period ...............................        $13.29     $12.13     $14.47     $16.95     $21.53     $17.76
                                                                  -----------------------------------------------------------------
Total return b ...............................................        10.15%   (14.80)%   (12.11)%    (5.86)%     27.34%     10.16%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ............................    $3,449,207 $3,164,910 $3,551,516 $4,344,727 $5,247,862 $4,551,663
Ratios to average net assets:
 Expenses ....................................................          .83%c      .83%       .84%       .83%       .84%       .83%
 Net investment income .......................................         3.46%c     1.68%      1.62%      1.71%      1.88%      2.33%
Portfolio turnover rate ......................................         6.77%     16.26%     15.38%     27.41%     10.56%     15.40%



a Based on average weighted shares outstanding effective year ended December 31, 1999.

b Total return is not annualized for periods less than one year.

c Annualized.



6    SEMIANNUAL REPORT

TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN EQUITY SERIES
Financial Highlights (CONTINUED)

                                                                                               SERVICE SHARES
                                                                            -----------------------------------------------------
                                                                             SIX MONTHS ENDED       YEAR ENDED DECEMBER 31,
                                                                               JUNE 30,2003  ------------------------------------
                                                                                (UNAUDITED)    2002      2001      2000    1999D
                                                                            -----------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period .....................................         $12.13    $14.47     $16.95    $21.53  $19.53
                                                                                -------------------------------------------------
Income from investment operations:
 Net investment incomea ..................................................            .21       .23        .25       .35     .25
 Net realized and unrealized gains (losses) ..............................           1.01     (2.37)     (2.28)    (1.66)   2.73
                                                                                -------------------------------------------------
Total from investment operations .........................................           1.22     (2.14)     (2.03)    (1.31)   2.98
                                                                                -------------------------------------------------
Less distributions from:
 Net investment incomea ..................................................          (0.06)     (.20)      (.28)     (.33)   (.37)
 Net realized gains ......................................................             --        --       (.17)    (2.94)   (.61)
                                                                                -------------------------------------------------
Total distributions ......................................................          (0.06)     (.20)      (.45)    (3.27)   (.98)
                                                                                -------------------------------------------------
Net asset value, end of period ...........................................         $13.29    $12.13     $14.47    $16.95  $21.53
                                                                                -------------------------------------------------
Total returnb ............................................................         10.15%  (14.80)%   (12.11)%   (5.86)%  15.49%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ........................................            $14       $12        $15       $17     $22
Ratios to average net assets:
 Expenses ................................................................           .83%c     .83%       .84%      .83%    .84%c
 Net investment income ...................................................          3.46%c    1.68%      1.62%     1.70%   1.91%c
Portfolio turnover rate ..................................................          6.77%    16.26%     15.38%    27.41%  10.56%


a Based on average weighted shares outstanding.

b Total return is not annualized for periods less than one year.

c Annualized.

d For the period May 3, 1999 (effective date) to December 31, 1999.

                       See notes to financial statements.


                                                             SEMIANNUAL REPORT 7

TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN EQUITY SERIES
STATEMENT OF INVESTMENTS, JUNE 30, 2003 (UNAUDITED)



                                                                                              COUNTRY       SHARES          VALUE
------------------------------------------------------------------------------------------------------------------------------------
     COMMON STOCKS 92.4%
     AEROSPACE & DEFENSE 1.1%
     BAE Systems PLC ..................................................................... United Kingdom  5,157,318   $ 12,127,157
    aRolls-Royce Group PLC ............................................................... United Kingdom 12,447,144     26,341,912
                                                                                                                       ------------
                                                                                                                         38,469,069
                                                                                                                       ------------
     AIR FREIGHT & COURIERS 1.4%
     Deutsche Post AG ....................................................................     Germany     3,236,050     47,194,951
                                                                                                                       ------------
     AIRLINES .6%
    aBritish Airways PLC ................................................................. United Kingdom  8,317,200     20,792,657
    aBritish Airways PLC, ADR ............................................................ United Kingdom      8,225        210,560
                                                                                                                       ------------
                                                                                                                         21,003,217
                                                                                                                       ------------
     AUTO COMPONENTS 2.0%
     Autoliv Inc. ........................................................................     Sweden        762,210     20,640,647
     Autoliv Inc., SDR ...................................................................     Sweden          9,100        244,980
     Michelin SA, B ......................................................................     France      1,232,040     48,103,903
                                                                                                                       ------------
                                                                                                                         68,989,530
                                                                                                                       ------------
     AUTOMOBILES 1.1%
     Volkswagen AG .......................................................................     Germany       930,000     39,087,746
     Volkswagen AG, ADR ..................................................................     Germany        29,925        246,881
                                                                                                                       ------------
                                                                                                                         39,334,627
                                                                                                                       ------------
     BIOTECHNOLOGY .1%
    aCellTech Group PLC .................................................................. United Kingdom    591,318      3,346,844
                                                                                                                       ------------
     CAPITAL MARKETS .7%
     Nomura Holdings Inc. ................................................................      Japan      1,728,000     21,931,893
     UBS AG ..............................................................................   Switzerland       4,365        241,821
                                                                                                                       ------------
                                                                                                                         22,173,714
                                                                                                                       ------------
     CHEMICALS 2.5%
     Akzo Nobel NV, ADR ..................................................................   Netherlands       4,860        129,519
     BASF AG .............................................................................     Germany       807,090     34,338,931
     BASF AG, ADR ........................................................................     Germany         6,430        274,047
     Bayer AG, Br. .......................................................................     Germany     1,349,230     31,142,870
     Clariant AG .........................................................................   Switzerland   1,115,000     10,207,080
     Imperial Chemical Industries PLC .................................................... United Kingdom  4,724,181      9,569,037
     Imperial Chemical Industries PLC, ADR ............................................... United Kingdom     16,991        141,025
                                                                                                                       ------------
                                                                                                                         85,802,509
                                                                                                                       ------------
     COMMERCIAL BANKS 8.0%
     Australia & New Zealand Banking Group Ltd. ..........................................    Australia    3,384,161     42,237,046
     DBS Group Holdings Ltd. .............................................................    Singapore    5,161,185     30,187,510
     DBS Group Holdings Ltd., ADR ........................................................    Singapore        7,605        182,900
     Foreningssparbanken AB, A ...........................................................     Sweden      1,569,680     21,667,798
     HSBC Holdings PLC ...................................................................    Hong Kong    2,988,171     35,445,050
     HSBC Holdings PLC, ADR ..............................................................    Hong Kong        3,790        224,027
     ICICI Bank Ltd. .....................................................................      India      6,433,958     20,795,793
     ICICI Bank Ltd., ADR ................................................................      India      2,095,625     15,235,194
     Kookmin Bank ........................................................................   South Korea     900,573     27,141,589
     Kookmin Bank, ADR ...................................................................   South Korea     216,498      6,549,064
     Nordea AB ...........................................................................     Sweden         43,193        210,287
     Nordea AB, FDR ......................................................................     Sweden      9,346,158     45,184,742
     Standard Chartered PLC .............................................................. United Kingdom  2,493,430     30,282,743
                                                                                                                       ------------
                                                                                                                        275,343,743
                                                                                                                       ------------
     COMMERCIAL SERVICES & SUPPLIES 2.2%
     Adecco SA ...........................................................................   Switzerland     946,680     38,998,002
     Brambles Industries PLC ............................................................. United Kingdom  7,121,727     19,273,002
     Chubb PLC ........................................................................... United Kingdom  6,952,000      8,661,177



8    SEMIANNUAL REPORT

TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN EQUITY SERIES
STATEMENT OF INVESTMENTS, JUNE 30, 2003 (UNAUDITED) (CONT.)


                                                                                              COUNTRY        SHARES       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
     COMMON STOCKS (CONT.)
     COMMERCIAL SERVICES & SUPPLIES (CONT.)
     Hays PLC ............................................................................ United Kingdom    117,415   $    186,001
     Securitas AB ........................................................................     Sweden        973,520      9,972,410
                                                                                                                       ------------
                                                                                                                         77,090,592
                                                                                                                       ------------
     COMPUTERS & PERIPHERALS .5%
     NEC Corp. ...........................................................................      Japan      3,555,000     17,763,897
     NEC Corp., ADR ......................................................................      Japan         14,625         73,710
                                                                                                                       ------------
                                                                                                                         17,837,607
                                                                                                                       ------------
     CONSTRUCTION MATERIALS 1.0%
     Hanson PLC .......................................................................... United Kingdom  6,125,975     34,142,144
     Hanson PLC, ADR ..................................................................... United Kingdom      4,025        113,746
                                                                                                                       ------------
                                                                                                                         34,255,890
                                                                                                                       ------------
     DIVERSIFIED FINANCIAL SERVICES 1.8%
     ING Groep NV ........................................................................   Netherlands   2,338,840     40,636,476
     ING Groep NV, ADR ...................................................................   Netherlands      12,965        227,276
     Swire Pacific Ltd., A ...............................................................    Hong Kong    4,993,000     21,833,550
     Swire Pacific Ltd., B ...............................................................    Hong Kong      154,500        107,978
                                                                                                                       ------------
                                                                                                                         62,805,280
                                                                                                                       ------------
     DIVERSIFIED TELECOMMUNICATION SERVICES 8.3%
     BCE Inc. ............................................................................     Canada      2,272,520     51,949,577
     Cable & Wireless PLC ................................................................ United Kingdom 13,770,000     25,676,309
     Cable & Wireless PLC, ADR ........................................................... United Kingdom     29,955        163,854
    aCia de Telecomunicaciones de Chile SA, ADR ..........................................      Chile      3,415,550     40,303,490
     KT Corp., ADR .......................................................................   South Korea     829,995     16,359,201
     Nippon Telegraph & Telephone Corp. ..................................................      Japan          9,285     36,420,862
     Nippon Telegraph & Telephone Corp., ADR .............................................      Japan          6,815        134,937
     Telecom Corp. of New Zealand Ltd. ...................................................   New Zealand   6,311,000     19,360,596
     Telefonica SA .......................................................................      Spain      4,794,553     55,664,187
     Telefonica SA, ADR ..................................................................      Spain          8,550        299,430
     Telefonos de Mexico SA de CV (Telmex), L, ADR .......................................     Mexico      1,269,897     39,900,164
                                                                                                                       ------------
                                                                                                                        286,232,607
                                                                                                                       ------------
     ELECTRIC UTILITIES 4.8%
     E.ON AG .............................................................................     Germany     1,340,800     68,748,315
     E.ON AG, ADR ........................................................................     Germany         4,880        250,100
     Endesa SA ...........................................................................      Spain      1,567,200     26,239,680
     Iberdrola SA, Br. ...................................................................      Spain      3,039,964     52,643,696
     Korea Electric Power Corp. ..........................................................   South Korea   1,052,160     16,647,823
     Korea Electric Power Corp., ADR .....................................................   South Korea      12,195        108,657
                                                                                                                       ------------
                                                                                                                        164,638,271
                                                                                                                       ------------
     ELECTRICAL EQUIPMENT .8%
    aAlstom SA ...........................................................................     France      2,715,120      9,353,774
    aAlstom SA, 144A .....................................................................     France        378,812      1,305,033
    aAlstom SA, ADR ......................................................................     France         10,665         36,368
     Kidde PLC ........................................................................... United Kingdom 12,291,130     17,239,749
                                                                                                                       ------------
                                                                                                                         27,934,924
                                                                                                                       ------------
     ELECTRONIC EQUIPMENT & INSTRUMENTS .5%
    aCelestica Inc. ......................................................................     Canada          9,015        142,076
     Hitachi Ltd. ........................................................................      Japan      4,242,000     17,981,911
     Hitachi Ltd., ADR ...................................................................      Japan          2,275         96,233
                                                                                                                       ------------
                                                                                                                         18,220,220
                                                                                                                       ------------
     ENERGY EQUIPMENT & SERVICES .9%
     IHC Caland NV .......................................................................   Netherlands     572,795     29,244,572
                                                                                                                       ------------
     FOOD & STAPLES RETAILING .8%
     J.Sainsbury PLC ..................................................................... United Kingdom  6,725,340     28,188,254
                                                                                                                       ------------




                                                             SEMIANNUAL REPORT 9

TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN EQUITY SERIES
STATEMENT OF INVESTMENTS, JUNE 30, 2003 (UNAUDITED) (CONT.)




                                                                                              COUNTRY      SHARES         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
     COMMON STOCKS (CONT.)
     FOOD PRODUCTS 3.0%
     Cadbury Schweppes PLC ............................................................... United Kingdom  4,241,790   $ 25,058,346
     Nestle SA ...........................................................................   Switzerland     123,730     25,530,645
     Nestle SA, ADR ......................................................................   Switzerland       2,120        109,392
     Unilever NV .........................................................................   Netherlands   1,003,670     53,848,098
     Unilever NV, N.Y. shares., ADR ......................................................   Netherlands       2,540        137,160
                                                                                                                       ------------
                                                                                                                        104,683,641
                                                                                                                       ------------
     HEALTH CARE EQUIPMENT & SUPPLIES 1.3%
     Amersham PLC ........................................................................ United Kingdom  5,816,520     45,527,178
     Amersham PLC, A, ADR ................................................................ United Kingdom      7,242        278,093
                                                                                                                       ------------
                                                                                                                         45,805,271
                                                                                                                       ------------
     HEALTH CARE PROVIDERS & SERVICES 1.8%
     Celesio AG ..........................................................................     Germany     1,178,552     45,744,833
     Mayne Group Ltd. ....................................................................    Australia    9,050,000     16,630,116
                                                                                                                       ------------
                                                                                                                         62,374,949
                                                                                                                       ------------
     HOTELS RESTAURANTS & LEISURE .5%
     Accor SA ............................................................................     France        454,010     16,423,003
                                                                                                                       ------------
     HOUSEHOLD DURABLES 4.5%
     Electrolux AB, B ....................................................................     Sweden      2,122,000     41,883,585
     Koninklijke Philips Electronics NV ..................................................   Netherlands   2,510,731     47,746,013
     Koninklijke Philips Electronics NV, N.Y. shares. ....................................   Netherlands      11,935        228,078
     LG Electronics Inc. .................................................................   South Korea     861,560     35,919,370
     Sony Corp. ..........................................................................      Japan      1,037,200     29,196,219
     Sony Corp., ADR .....................................................................      Japan          4,405        123,340
                                                                                                                       ------------
                                                                                                                        155,096,605
                                                                                                                       ------------
     INDUSTRIAL CONGLOMERATES 1.4%
     Hutchison Whampoa Ltd. ..............................................................    Hong Kong    4,903,550     29,868,446
     Hutchison Whampoa Ltd., ADR .........................................................    Hong Kong        4,795        146,056
     Smiths Group PLC .................................................................... United Kingdom  1,692,380     19,632,401
                                                                                                                       ------------
                                                                                                                         49,646,903
                                                                                                                       ------------
     INSURANCE 6.2%
     Ace Ltd. ............................................................................     Bermuda     1,018,200     34,914,078
     AXA SA ..............................................................................     France      2,422,126     37,577,568
     AXA SA, ADR .........................................................................     France         16,470        257,097
     Muenchener Rueckversicherungs-Gesellschaft ..........................................     Germany       132,998     13,440,158
     Riunione Adriatica di Sicurta SpA ...................................................      Italy      1,248,104     18,933,468
     Sompo Japan Insurance Inc. ..........................................................      Japan      5,700,000     31,093,067
     Swiss Reinsurance Co. ...............................................................   Switzerland     799,580     44,301,413
     Swiss Reinsurance Co., ADR ..........................................................   Switzerland       3,295        191,110
     XL Capital Ltd., A ..................................................................     Bermuda       413,200     34,295,600
                                                                                                                       ------------
                                                                                                                        215,003,559
                                                                                                                       ------------
     IT SERVICES .4%
     Satyam Computers Services Ltd. ......................................................      India      2,801,066     11,594,255
     Satyam Computers Services Ltd., ADR .................................................      India         92,500        918,525
                                                                                                                       ------------
                                                                                                                         12,512,780
                                                                                                                       ------------
     MACHINERY 3.9%
     Atlas Copco AB, A ...................................................................     Sweden      1,414,570     35,784,162
     CNH Global NV .......................................................................   Netherlands     636,240      6,069,730
     Invensys PLC ........................................................................ United Kingdom 16,791,659      5,680,253
     Komatsu Ltd. ........................................................................      Japan      8,796,000     33,696,939
     Komatsu Ltd., ADR ...................................................................      Japan         15,015        228,979
     VA Technologie AG, Br. ..............................................................     Austria        10,091        266,641
     Volvo AB, B .........................................................................     Sweden      2,297,225     50,507,698
     Volvo AB, B, ADR ....................................................................     Sweden         17,495        386,465
                                                                                                                       ------------
                                                                                                                        132,620,867
                                                                                                                       ------------


10   SEMIANNUAL REPORT

TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN EQUITY SERIES
STATEMENT OF INVESTMENTS, JUNE 30, 2003 (UNAUDITED) (CONT.)



                                                                                              COUNTRY        SHARES         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
     COMMON STOCKS (CONT.)
     MEDIA 1.4%
     United Business Media PLC ........................................................... United Kingdom  2,691,517   $ 13,457,363
     Wolters Kluwer NV ...................................................................   Netherlands   1,376,695     16,599,829
     WPP Group PLC ....................................................................... United Kingdom  2,186,000     17,134,206
                                                                                                                       ------------
                                                                                                                         47,191,398
                                                                                                                       ------------
     METALS & MINING 5.6%
     Alcan Inc. ..........................................................................     Canada      1,540,000     47,613,910
     Alumina Ltd. ........................................................................    Australia    8,989,818     24,538,129
     BHP Billiton Ltd., ADR ..............................................................    Australia       19,825        229,772
     BHP Billiton PLC ....................................................................    Australia   10,220,211     53,798,573
     Pechiney SA, A ......................................................................     France        695,780     24,976,841
     POSCO ...............................................................................   South Korea     205,600     21,343,156
     POSCO, ADR ..........................................................................   South Korea       4,080        106,855
    aWMC Resources Ltd. ..................................................................    Australia    8,198,378     19,298,839
                                                                                                                       ------------
                                                                                                                        191,906,075
                                                                                                                       ------------
     MULTI-UTILITIES & UNREGULATED POWER .9%
     Suez SA .............................................................................     France      1,905,400     30,326,758
     Suez SA, ADR ........................................................................     France          7,250        116,000
                                                                                                                       ------------
                                                                                                                         30,442,758
                                                                                                                       ------------
     MULTILINE RETAIL .5%
     Marks & Spencer Group PLC ........................................................... United Kingdom  3,493,500     18,202,218
     Marks & Spencer Group PLC, ADR ...................................................... United Kingdom      7,269        228,974
                                                                                                                       ------------
                                                                                                                         18,431,192
                                                                                                                       ------------
     OIL & GAS 7.6%
     Eni SpA .............................................................................      Italy      4,312,910     65,227,805
     Eni SpA, ADR ........................................................................      Italy          4,045        307,582
     Husky Energy Inc. ...................................................................     Canada      3,576,200     46,059,614
     Norsk Hydro ASA .....................................................................     Norway        711,300     34,981,644
     Repsol YPF SA .......................................................................      Spain      2,616,000     42,417,887
     Repsol YPF SA, ADR ..................................................................      Spain         13,905        224,844
     Shell Transport & Trading Co. PLC ................................................... United Kingdom     34,750        229,369
     Shell Transport & Trading Co. PLC, ADR .............................................. United Kingdom  1,144,530     45,609,520
     Total SA, B .........................................................................     France        185,187     27,986,138
                                                                                                                       ------------
                                                                                                                        263,044,403
                                                                                                                       ------------
     PAPER & FOREST PRODUCTS 4.4%
     Carter Holt Harvey Ltd. .............................................................   New Zealand   3,149,000      3,300,008
     M-real OY, B ........................................................................     Finland     2,118,000     16,612,051
     Stora Enso OYJ, R (EUR/FIM Traded) ..................................................     Finland     1,307,815     14,612,877
     Stora Enso OYJ, R (SEK Traded) ......................................................     Finland     2,814,636     31,117,657
     Svenska Cellulosa AB, B .............................................................     Sweden      1,188,943     40,621,854
     UPM-Kymmene Corp. ...................................................................     Finland     3,010,000     43,932,775
                                                                                                                       ------------
                                                                                                                        150,197,222
                                                                                                                       ------------
     PHARMACEUTICALS 4.2%
     Aventis SA ..........................................................................     France      1,290,232     70,985,651
     Aventis SA, A, ADR ..................................................................     France          4,327        236,687
     Merck KGAA ..........................................................................     Germany     1,039,277     29,848,437
     Ono Pharmaceutical Co. Ltd. .........................................................      Japan        977,000     30,268,083
    aShire Pharmaceuticals Group PLC ..................................................... United Kingdom  2,105,700     13,898,781
    aShire Pharmaceuticals Group PLC, ADR ................................................ United Kingdom      8,590        169,223
                                                                                                                       ------------
                                                                                                                        145,406,862
                                                                                                                       ------------
     REAL ESTATE
     Cheung Kong Holdings Ltd. ...........................................................    Hong Kong       50,000        300,712
     Cheung Kong Holdings Ltd., ADR ......................................................    Hong Kong       28,535        176,917
                                                                                                                       ------------
                                                                                                                            477,629
                                                                                                                       ------------


                                                            SEMIANNUAL REPORT 11

TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN EQUITY SERIES
STATEMENT OF INVESTMENTS, JUNE 30, 2002 (UNAUDITED) (CONT.)



                                                                                              COUNTRY        SHARES       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
     COMMON STOCKS (CONT.)
     ROAD & RAIL .7%
     East Japan Railway Co. ..............................................................      Japan          5,718 $   25,429,207
                                                                                                                     --------------
     SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2.1%
     Samsung Electronics Co. Ltd. ........................................................   South Korea     248,390     73,820,385
                                                                                                                     --------------
     SOFTWARE 1.5%
    aCheck Point Software Technologies Ltd. ..............................................     Israel      1,663,060     32,512,823
     Nintendo Co. Ltd. ...................................................................      Japan        237,800     17,289,144
                                                                                                                     --------------
                                                                                                                         49,801,967
                                                                                                                     --------------
     THRIFTS & MORTGAGE FINANCE .9%
     Housing Development Finance Corp. Ltd. ..............................................      India      3,368,410     29,657,520
                                                                                                                     --------------
     WIRELESS TELECOMMUNICATION SERVICES .5%
     China Mobile (Hong Kong) Ltd. .......................................................      China      7,797,000     18,397,286
                                                                                                                     --------------
     TOTAL COMMON STOCKS (COST $3,219,028,494)............................................                            3,186,477,903
                                                                                                                     --------------
     PREFERRED STOCKS .4%
     AUTOMOBILES
     Volkswagen AG, pfd. .................................................................     Germany         1,900         56,292
                                                                                                                     --------------
     MEDIA .4%
     News Corp. Ltd., pfd. ...............................................................    Australia    2,001,558     12,336,156
                                                                                                                     --------------
     METALS & MINING
     Cia Vale do Rio Doce, A, ADR, pfd. ..................................................     Brazil          3,705        102,814
                                                                                                                     --------------
     TOTAL PREFERRED STOCKS (COST $8,032,630).............................................                               12,495,262
                                                                                                                     --------------



                                                                                                       SHARES/PRINCIPAL
                                                                                                            AMOUNT
                                                                                                       ----------------
     SHORT TERM INVESTMENTS 7.3%
    bFranklin Institutional Fiduciary Trust Money Market Portfolio .......................  United States  128,641,241  128,641,241
     U.S. Treasury Bills, 0.771% to 1.093%, with maturities to 9/18/03 ...................  United States $125,000,000  124,819,900
                                                                                                                     --------------
     TOTAL SHORT TERM INVESTMENTS (COST $253,444,576).....................................                              253,461,141
                                                                                                                     --------------
     TOTAL INVESTMENTS (COST $3,480,505,700) 100.1%.......................................                            3,452,434,306
     OTHER ASSETS, LESS LIABILITIES (.1)%.................................................                               (3,213,926)
                                                                                                                     --------------
     NET ASSETS 100.0%....................................................................                           $3,449,220,380
                                                                                                                     --------------

     CURRENCY ABBREVIATIONS:
     EUR-- European Unit
     FIM-- Finnish Markka
     SEK-- Swedish Krona



a Non-income producing.
b See Note 6 regarding investments in the Franklin Institutional Fiduciary Trust
  Money Market Portfolio.


                       See notes to financial statements.


12    SEMIANNUAL REPORT

TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN EQUITY SERIES
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003 (UNAUDITED)


Assets:
 Investments in securities:
  Cost ..............................................................................................            $3,480,505,700
                                                                                                                 --------------
  Value .............................................................................................             3,452,434,306
 Cash ...............................................................................................                   241,958
 Foreign cash, at value (cost $5,296,949) ...........................................................                 5,299,455
 Receivables:
  Investment securities sold ........................................................................                 1,593,860
  Capital shares sold ...............................................................................                14,641,195
  Dividends and interest ............................................................................                 9,569,034
                                                                                                                 --------------
      Total assets ..................................................................................             3,483,779,808
                                                                                                                 --------------
Liabilities:
 Payables:
  Investment securities purchased ...................................................................                16,497,667
  Capital shares redeemed ...........................................................................                13,466,393
  Affiliates ........................................................................................                 2,239,246
 Deferred tax liability (Note 1g) ...................................................................                 1,629,534
 Other liabilities ..................................................................................                   726,588
                                                                                                                 --------------
      Total liabilities .............................................................................                34,559,428
                                                                                                                 --------------
Net assets, at value ................................................................................            $3,449,220,380
                                                                                                                 --------------
Net assets consist of:
 Undistributed net investment income ................................................................            $   33,357,037
 Net unrealized appreciation (depreciation) .........................................................               (29,250,993)
 Accumulated net realized gain (loss) ...............................................................              (287,866,502)
 Capital shares .....................................................................................             3,732,980,838
                                                                                                                 --------------
Net assets, at value ................................................................................            $3,449,220,380
                                                                                                                 --------------
PRIMARY SHARES:
 Net asset value per share ($3,449,206,771 / 259,502,886 shares outstanding) ........................                    $13.29
                                                                                                                 --------------
SERVICE SHARES:
 Net asset value per share ($13,609 / 1,024 shares outstanding) .....................................                    $13.29
                                                                                                                 --------------



                       See notes to financial statements.



                                                            SEMIANNUAL REPORT 13

TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN EQUITY SERIES
Financial Statements (CONTINUED)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)


Investment Income:
 (net of foreign taxes of $8,868,174)
 Dividends .....................................................................................................  $  67,098,475
 Interest ......................................................................................................        552,869
                                                                                                                  -------------
      Total investment income ..................................................................................     67,651,344
                                                                                                                  -------------
Expenses:
 Management fees (Note 3) ......................................................................................     10,783,339
 Administrative fees (Note 3) ..................................................................................      1,385,325
 Transfer agent fees (Note 3) ..................................................................................         29,500
 Custodian fees ................................................................................................        607,900
 Reports to shareholders .......................................................................................         14,800
 Registration and filing fees ..................................................................................         98,800
 Professional fees .............................................................................................         61,400
 Directors' fees and expenses ..................................................................................         66,800
 Other .........................................................................................................         34,700
                                                                                                                  -------------
      Total expenses ...........................................................................................     13,082,564
                                                                                                                  -------------
           Net investment income ...............................................................................     54,568,780
                                                                                                                  -------------
Realized and unrealized gains (losses): Net realized gain (loss) from:
  Investments ..................................................................................................    (87,035,539)
  Foreign currency transactions ................................................................................         22,461
                                                                                                                  -------------
      Net realized gain (loss) .................................................................................    (87,013,078)
 Net unrealized appreciation (depreciation) on:
  Investments ..................................................................................................    348,991,345
  Deferred taxes (Note 1g) .....................................................................................       (101,570)
  Translation of assets and liabilities denominated in foreign currencies ......................................        207,693
                                                                                                                  -------------
      Net unrealized appreciation (depreciation) ...............................................................    349,097,468
                                                                                                                  -------------
Net realized and unrealized gain (loss) ........................................................................    262,084,390
                                                                                                                  -------------
Net increase (decrease) in net assets resulting from operations ................................................ $( 316,653,170)
                                                                                                                  -------------


                       See notes to financial statements.



14    SEMIANNUAL REPORT

TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN EQUITY SERIES
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)
AND THE YEAR ENDED DECEMBER 31, 2002

                                                                                                 SIX MONTHS ENDED   YEAR ENDED
                                                                                                   JUNE 30, 2003 DECEMBER 31, 2002
                                                                                                 ---------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income .......................................................................  $   54,568,780  $   57,461,819
  Net realized gain (loss) from investments and foreign currency transactions .................     (87,013,078)    (82,949,309)
  Net unrealized appreciation (depreciation) on investments, deferred taxes, and translation of
   assets and liabilities denominated in foreign currencies ...................................     349,097,468    (505,707,735)
                                                                                                 -------------------------------
     Net increase (decrease) in net assets resulting from operations ..........................     316,653,170    (531,195,225)

Distributions to shareholders from:
 Net investment income:
  Primary Shares ..............................................................................     (15,363,545)    (52,003,101)
  Service Shares ..............................................................................             (60)           (209)
                                                                                                 -------------------------------
 Total distributions to shareholders ..........................................................     (15,363,605)    (52,003,310)

 Capital share transactions (Note 2):
  Primary Shares ..............................................................................     (16,991,538)    196,590,387
                                                                                                 -------------------------------
     Net increase (decrease) in net assets ....................................................     284,298,027    (386,608,148)

Net assets:
 Beginning of period ..........................................................................   3,164,922,353   3,551,530,501
                                                                                                 -------------------------------
 End of period ................................................................................  $3,449,220,380  $3,164,922,353
                                                                                                 -------------------------------
Undistributed net investment income included in net assets:
 End of period ................................................................................  $   33,357,037  $   (5,848,138)
                                                                                                 -------------------------------



                       See notes to financial statements.



                                                            SEMIANNUAL REPORT 15

TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN EQUITY SERIES
Notes to Financial Statements (unaudited)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Foreign Equity Series (the Fund) is a separate, diversified series of Templeton Institutional Funds, Inc. (the Company), which is an open-end investment company registered under the Investment Company Act of 1940. The Fund seeks long-term capital growth. Under normal conditions, the Fund invests at least 80% of its net assets in the equity securities of companies located outside the United States, including emerging markets. The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Directors.

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. FOREIGN CURRENCY CONTRACTS

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date. Realized and unrealized gains and losses are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts.

D. SECURITIES LENDING

The Fund loans securities to certain brokers for which it received collateral against the loaned securities in an amount equal to at least 102% of the market value of the loaned securities.

E. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

F. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of the net assets of each class.

Common expenses incurred by the Company are allocated among the funds comprising the Company based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each fund on a specific identification basis.



16    SEMIANNUAL REPORT

TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN EQUITY SERIES
Notes to Financial Statements (unaudited) (CONTINUED)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)

G. DEFERRED TAXES

Deferred taxes are recorded for estimated tax liabilities inherent in certain of the Fund's foreign portfolio securities which may arise from subsequent sales of those securities and asset repatriations from countries that impose such taxes.

H. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I. GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.


2. CAPITAL STOCK

The Fund offers two classes of shares: Primary and Service shares. Each class of shares differ by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.

At June 30, 2003, there were 1.14 billion shares authorized ($0.01 par value) for the Company, of which 455 million and 100 million have been classified as Primary shares and Service shares, respectively. Transactions in the Fund's shares were as follows:

                                                                                SIX MONTHS ENDED                YEAR ENDED
                                                                                  JUNE 30, 2003              DECEMBER 31, 2002
                                                                           --------------------------------------------------------
                                                                               SHARES      AMOUNT          SHARES      AMOUNT
                                                                           --------------------------------------------------------
PRIMARY SHARES:
Shares sold ..............................................................  25,314,026  $308,022,413     74,087,082 $ 986,687,055
Shares issued on reinvestment of distributions ...........................   1,198,226    13,229,125      3,633,413    45,254,028
Shares redeemed .......................................................... (27,931,900) (338,243,076)   (62,330,273) (835,350,696)
                                                                           --------------------------------------------------------
Net increase (decrease) ..................................................  (1,419,648) $(16,991,538)    15,390,222 $ 196,590,387
                                                                           --------------------------------------------------------

For Service shares, there was no shareholder activity for the period ended June 30, 2003 and the year ended December 31, 2002.

Templeton Worldwide, Inc., a subsidiary of Franklin Resources, Inc. (an affiliate of the Fund's investment manager), is the record owner of 100% of the Fund's Service shares as of June 30, 2003.


3. TRANSACTIONS WITH AFFILIATES

Certain officers of the Company are also officers or directors of Templeton Investment Counsel, LLC (TIC), Franklin Templeton Services, LLC (FT Services), Franklin/Templeton Distributors, Inc. (Distributors), and Franklin/Templeton Investor Services, LLC (Investor Services), the Fund's investment manager, administrative manager, principal underwriter and transfer agent, respectively.

The Fund pays an investment management fee to TIC of .70% per year of the average daily net assets of the Fund. The Fund pays its allocated share of an administrative fee to FT Services based on the aggregate average daily net assets of certain funds within the Company as follows:

        ANNUALIZED
        FEE RATE  AVERAGE DAILY NET ASSETS
        ------------------------------------------------------------------
        0.150%    First $200 million
        0.135%    Over $200 million, up to and including $700 million
        0.100%    Over $700 million, up to and including $1.2 billion
        0.075%    Over $1.2 billion



                                                            SEMIANNUAL REPORT 17

TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN EQUITY SERIES
Notes to Financial Statements (unaudited) (CONTINUED)


3. TRANSACTIONS WITH AFFILIATES (CONT.)

The Fund reimburses Distributors up to .35% per year of the average daily net assets of Service shares, for costs incurred in marketing the Fund's Service shares. During the period ended June 30, 2003, no distribution fees were charged for Service shares of the Fund.


4. INCOME TAXES

At June 30, 2003, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

          Cost of investments ................................ $3,495,085,583
                                                               --------------
          Unrealized appreciation ............................    603,448,725
          Unrealized depreciation ............................   (646,100,002)
                                                               --------------
          Net unrealized appreciation (depreciation) ......... $  (42,651,277)
                                                               --------------

Net investment income and net realized losses differ for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions, passive foreign investment companies, wash sales, and losses realized subsequent to October 31 on the sale of securities.

At December 31, 2002, the Fund had deferred capital losses occurring subsequent to October 31, 2002 of $18,871,743. For tax purposes, such losses will be reflected in the year ending December 31, 2003.

At December 31, 2002, the Fund had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows:

        Capital loss carryovers expiring in:
           2009 ............................................   $ 99,069,404
           2010 ............................................     82,881,631
                                                               ------------
                                                               $181,951,035
                                                               ------------


5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the period ended June 30, 2003 aggregated $207,989,212 and $199,854,899, respectively.


6. INVESTMENTS IN FRANKLIN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund), an open-end investment company managed by Franklin Advisers Inc. (an affiliate of the Fund's investment manager). Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management fees paid by the Sweep Money Fund. The Fund earned $657,201 of dividend income from investment in the Sweep Money Fund.



18   SEMIANNUAL REPORT

                       This page intentionally left blank.

                       This page intentionally left blank.

 -----------------------
        PRSRT STD
      U.S. POSTAGE
          PAID
  So. San Francisco, CA
     Permit No. 655
 -----------------------



This report must be preceded or accompanied by the current prospectus of the Templeton Institutional Funds, Inc., Foreign Equity Series, which contains more complete information, including risk factors, charges, and expenses. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political, and other factors. The manager does not protect the Fund and its investors from such losses. Therefore, investors who cannot accept this risk should not invest in shares of the Fund.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded, and accessed. These calls can be determined by the presence of a regular beeping tone.








PRINCIPAL UNDERWRITER:

FRANKLIN TEMPLETON
DISTRIBUTORS, INC.
100 Fountain Parkway
P.O. Box 33030
St. Petersburg, Florida 33733-8030

INSTITUTIONAL SERVICES: 1-800-321-8563




ZT454 S 08/03

TEMPLETON INSTITUTIONAL FUNDS, INC.

TIFI EMERGING MARKETS SERIES
SEMIANNUAL REPORT
JUNE 30, 2003

TEMPLETON

--------------------------------------------------------------------------------
MUTUAL FUNDS, ANNUITIES, AND OTHER INVESTMENT PRODUCTS:

       o ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT;

       o ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK;

       o ARE SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.
--------------------------------------------------------------------------------

INVESTING IN DEVELOPING MARKETS INVOLVES SPECIAL CONSIDERATIONS, WHICH MAY INCLUDE RISKS RELATED TO MARKET AND CURRENCY VOLATILITY, ADVERSE SOCIAL, ECONOMIC, AND POLITICAL DEVELOPMENTS, AND THEIR RELATIVELY SMALL SIZE AND LESSER LIQUIDITY. THESE SPECIAL RISK CONSIDERATIONS ARE DISCUSSED IN THE FUND'S PROSPECTUS. THE FUND IS DESIGNED FOR THE AGGRESSIVE PORTION OF A
WELL-DIVERSIFIED PORTFOLIO.

June 30, 2003


DEAR Shareholder:

     We are pleased to bring you the semiannual report for the Templeton Institutional Funds, Inc. (TIFI) Emerging Markets Series' (the "Fund") covering the six-month period ended June 30, 2003. The period under review witnessed mixed signs for economies and markets worldwide. Concerned about a weak U.S. economy, controversy over U.S. corporate malfeasance, and the war in Iraq, investors generally avoided investing in U.S. equities, which, in our opinion, contributed to a U.S. dollar decline and uncertainty about a U.S.-lead global recovery. At period-end, with the conflict in Iraq virtually over, attention returned to the U.S. economy. Global business confidence appeared revived, consumer attitudes showed



[PHOTO OF MARK MOBIUS OMITTED]

MARK MOBIUS, P.H.D., JOINED THE TEMPLETON ORGANIZATION IN 1987 AS PRESIDENT OF TEMPLETON EMERGING MARKETS FUND, INC., IN HONG KONG. HE CURRENTLY DIRECTS THE ANALYSTS BASED IN TEMPLETON'S ELEVEN EMERGING MARKETS OFFICES AND MANAGES THE EMERGING MARKETS PORTFOLIOS.

DR. MOBIUS HAS SPENT MORE THAN 30 YEARS WORKING IN ASIA AND OTHER PARTS OF THE EMERGING MARKETS WORLD. AS A RESULT OF HIS EXPERIENCE, IN 1999 DR. MOBIUS WAS APPOINTED JOINT CHAIRMAN OF THE WORLD BANK AND ORGANIZATION FOR ECONOMIC COOPERATION AND DEVELOPMENT (OECD) GLOBAL CORPORATE GOVERNANCE FORUM'S INVESTOR RESPONSIBILITY TASKFORCE.

PRIOR TO JOINING TEMPLETON, FROM 1983 TO 1986 DR. MOBIUS WAS PRESIDENT OF INTERNATIONAL INVESTMENT TRUST COMPANY LTD.--TAIWAN'S FIRST AND LARGEST INVESTMENT MANAGEMENT FIRM. PRIOR TO THIS POSITION, HE SERVED AS A DIRECTOR AT VICKERS DA COSTA, AN INTERNATIONAL SECURITIES FIRM. BEFORE JOINING VICKERS, DR. MOBIUS OPERATED HIS OWN CONSULTING FIRM IN HONG KONG FOR 10 YEARS AND WAS A RESEARCH SCIENTIST FOR MONSANTO OVERSEAS ENTERPRISES COMPANY IN HONG KONG AND THE AMERICAN INSTITUTE FOR RESEARCH IN KOREA AND THAILAND.

DR. MOBIUS EARNED A PH.D. IN ECONOMICS AND POLITICAL SCIENCE FROM THE MASSACHUSETTS INSTITUTE OF TECHNOLOGY, AS WELL AS BACHELOR'S AND MASTER'S DEGREES FROM BOSTON UNIVERSITY. DR. MOBIUS HAS STUDIED AT THE UNIVERSITY OF WISCONSIN, UNIVERSITY OF NEW MEXICO, AND KYOTO UNIVERSITY IN JAPAN.


--------------------------------------------------------------------------------
                           TOTAL RETURNS AS OF 6/30/03

                                                                              CUMULATIVE
                         SIX-         ONE-YEAR    THREE-YEAR    FIVE-YEAR        SINCE
                         MONTH         AVERAGE      AVERAGE      AVERAGE       INCEPTION
                   CUMULATIVE* 1,3   ANNUAL 1,2   ANNUAL 1,2    ANNUAL 1,2  (05/03/93) 1,3
TIFI Emerging
Markets Series           15.02%         9.44%       -3.48%         3.57%         19.22%

IFC Investable
Composite Index 4        17.11%         8.16%       -4.94%         3.85%         26.04%

MSCI Emerging
Markets Free Index 5     16.13%         6.96%       -7.03%         2.52%         23.68%

* Not annualized

1 Past fee waivers by the Fund's manager and administrator increased the Fund's total returns. Without these waivers, the Fund's total returns would have been lower.

2 Average annual total return represents the average annual change in value of an investment over the indicated periods.

3 Cumulative total return represents the change in value of an investment over the indicated periods.

4 Source:   International  Finance  Corporation  (IFC).  The  IFC  Investable
  Composite Index measures the performance of emerging market stocks. The index tracks approximately 2,000 stocks in countries such as Brazil, Mexico, China, and South Korea. It includes reinvested dividends.

5 Source:  Morgan Stanley  Capital  International  (MSCI).  The MSCI Emerging
  Markets Free Index measures the performance of securities located in 25 emerging market countries such as Brazil, China, Korea, and Poland. It includes reinvested dividends.

Indices are unmanaged, do not contain cash, and do not include management or other operating expenses. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

All calculations assume reinvestment of distributions at net asset value. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions; currency volatility; and the economic, social, and political climates of the countries where the Fund invests. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. You may have a gain or loss when you sell your shares. Past performance is not predictive of future results.

The performance table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.
--------------------------------------------------------------------------------


The dollar value, number of shares or principal value, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments
(SOI). The SOI begins on page 7.


              -----------------------------------------------------
              NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE
              -----------------------------------------------------


                                                                   CONTINUED ...

                                SEMIANNUAL REPORT

TEMPLETON INSTITUTIONAL FUNDS, INC. EMERGING MARKETS SERIES
LETTER CONTINUED................................................................


GEOGRAPHIC DISTRIBUTION ON 6/30/03
(EQUITY ASSETS AS A PERCENTAGE OF TOTAL NET ASSETS)

[PIE CHART OMITTED]

Short-Term Investments and Other Net Assets 3.9%
Australia                                   0.5%
Middle-East/Africa                         13.0%
Latin America                              15.5%
Europe                                     17.9%
Asia                                       49.2%



FUND ASSET ALLOCATION ON 6/30/03

[PIE CHART OMITTED]

Short-Term Investments and Other Net Assets  3.9%
Equity*                                     96.1%

*EQUITY INCLUDES CONVERTIBLE AND PREFERRED SECURITIES.


signs of improvement, inflation remained tame, and many equity markets rose. Among emerging markets in Asia, China's economy accelerated sharply during the first quarter of 2003. Contrary to investor concerns, China's battle with the severe acute respiratory syndrome (SARS) virus did not have a significant impact on its economic recovery. Recent data showed healthy numbers with the country's gross domestic product (GDP) growing 8.9% annualized in April 2003 compared with the same month in 2002./1/ Within this global economic environment, the world's stock markets experienced significant volatility and reflected geopolitical instability during the period.


ECONOMIC CONDITIONS

     Slowing consumer consumption and capital investment contributed to South Korea's weaker first quarter 2003 GDP growth rate compared with the previous quarter. In addition to the scandal surrounding SK Global (the sister company of SK Corp., South Korea's top local oil refiner, that markets oil products) where a large number of accounting items allegedly were falsified, tensions on the South Korean peninsula as a result of North Korea's nuclear program also contributed to financial market volatility during the period. Despite these challenges, for the six months ended June 30, 2003, the Morgan Stanley Capital International (MSCI) Korea Index/2/ posted an 8.3% gain in U.S. dollar terms.

     In Latin America, Mexico's economy felt the effects of weakness in industrial production as Mexico's first quarter 2003 GDP was positive, but down from the previous quarter. The government maintained its 3% growth forecast for 2003./3/ President Fox continued his efforts to strengthen the free trade agreement with the U.S. and Canada, which could further improve Mexico's trade position over the long term. Signaling Mexico's improving economy, the country repaid all of its Brady bonds with a final US$1.3 billion payment in June./4

     South American leaders met in Paraguay at the Mercosur Summit, where Brazilian President Lula and Argentine President Kirchner vowed to strengthen the trade bloc and promote



1. Source: Financial Times Information

2. Source: Standard & Poor's Micropal. The MSCI Korea Index is market capitalization-weighted and measures total returns of equity securities in Korea.

3. Source: World Markets Research Centre

4. Source: International Monetary Fund




2    SEMIANNUAL REPORT

.................................................................................


regional trade. Brazil announced plans to create a US$1 billion fund to finance trade between the two nations./5/ Brazil's Lower House also passed a constitutional amendment to the article that regulated changes in the financial system, an apparent indication of Lula's support.

     In May, the International Monetary Fund (IMF) completed Turkey's fifth review. The IMF cited delays in implementation of structural reforms and urged Turkey to accelerate its efforts. While the IMF expressed satisfaction with the country's fiscal performance thus far, the setbacks are expected to delay disbursement of the US$500 million tranche./6/ In Turkey's favor, the government approved plans for privatization of Turk Telecom, a key condition stipulated by the IMF.

     In South Africa, the release of the Mineral and Petroleum Royalty Bill prompted foreign mining and exploration companies to examine their operations in the country due to imposition of higher than expected royalties. The new rates would only take effect once companies convert their old order rights to new ones. The government provided a five-year window for conversion. Citing South Africa's strengthened fiscal revenue and improving external positions, independent credit rating agency Standard & Poor's raised the country's credit rating from BBB- to BBB and the long-term local currency rating from A- to A./7/


PORTFOLIO CHANGES

     We repositioned several of the Fund's Asian holdings during the six months under review, undertaking selective purchases in Singapore, India, and Taiwan while reducing our positions in Thailand and South Korea. Key purchases included Singapore Airlines, the country's national airline; DBS Group Holdings (Singapore), Southeast Asia's largest bank; Mahanagar Telephone (India), a telecommunications service provider; Satyam Computer (India), a highly rated information technology service company; and Sunplus Technology (Taiwan), an integrated circuit company. We eliminated the Fund's positions in Siam Cement (Thailand) and LG Chem Investment (South Korea), and reduced holdings in Cosco Pacific (China Red Chip).




Industry Diversification on 6/30/03
(EQUITY ASSETS AS A PERCENTAGE OF TOTAL NET ASSETS)

Industrials                    17.0%
Consumer Staples               15.8%
Financials                     15.2%
Energy                         11.2%
Materials                      10.6%
Telecommunication Services      8.8%
Consumer Discretionary          7.6%
Utilities                       3.9%
Information Technology          3.6%
Health Care                     2.4%
Short-Term Investments & Other
Net Assets                      3.9%




10 Largest Equity Positions on 6/30/03
(PERCENTAGE OF TOTAL NET ASSETS)

Anglo American PLC 3.5%
PT Telekomunikasi Indonesia TBK, B      2.6%
SABMiller PLC                           2.4%
Akbank                                  2.4%
Kimberly Clark de Mexico SA de CV, A    2.2%
Lukoil Holdings, ADR                    2.1%
Hyundai Motor Co. Ltd.                  2.0%
Telefonos de Mexico SA de CV
(Telemex), L, ADR                       1.8%
OMV AG                                  1.8%
Petroleo Brasileiro SA, ADR, pfd.       1.7%




5. Source: InvestNews S.A.

6. Source: Worldstream

7. This does not indicate a rating of the Fund.



                                                             SEMIANNUAL REPORT 3

TEMPLETON INSTITUTIONAL FUNDS, INC. EMERGING MARKETS SERIES
LETTER CONTINUED................................................................



--------------------------------------------------------------------------------

TOTAL RETURN INDEX COMPARISON 1
$5,000,000 INVESTMENT: 5/03/93-6/30/03

[LINE GRAPH OMITTED]

                     TIFI Emerging Markets Series 1   IFC Investable Composite 4   MSCI Emerging Markets Free (SM) 5
INCEPT               5000000                            5000000                      5000000
May-93               5010000                            5099783                      5187256
Jun-93               5030000                            5242393                      5341071
Jul-93               5040000                            5406123                      5482149
Aug-93               5415000                            5846426                      5945053
Sep-93               5590000                            6083170                      6162494
Oct-93               5840000                            6605741                      6715410
Nov-93               6040000                            7024521                      7012583
Dec-93               6646555                            8224541                      8171735
Jan-94               6726995                            8280459                      8320410
Feb-94               6596275                            8066645                      8172393
Mar-94               6256985                            7251412                      7432880
Apr-94               5912190                            7113428                      7284205
May-94               5917260                            7281382                      7533503
Jun-94               5775290                            7022914                      7325849
Jul-94               5993320                            7526979                      7781358
Aug-94               6485155                            8495283                      8747126
Sep-94               6556145                            8705276                      8846534
Oct-94               6373605                            8417843                      8686957
Nov-94               6130220                            8101014                      8235284
Dec-94               5889315                            7237937                      7573856
Jan-95               5458515                            6270438                      6768071
Feb-95               5342935                            6189378                      6594477
Mar-95               5516645                            6173284                      6636375
Apr-95               5706150                            6433364                      6934093
May-95               5895650                            6673125                      7302982
Jun-95               5937765                            6712549                      7324583
Jul-95               6211490                            6926766                      7488997
Aug-95               6043045                            6741112                      7312592
Sep-95               5995670                            6692033                      7277886
Oct-95               5779845                            6437588                      6999288
Nov-95               5742995                            6405405                      6874468
Dec-95               5817160                            6628271                      7179365
Jan-96               6374525                            7192880                      7689687
Feb-96               6271475                            7024523                      7567424
Mar-96               6347425                            7127106                      7626365
Apr-96               6515605                            7412527                      7931287
May-96               6624110                            7349972                      7895872
Jun-96               6634960                            7436262                      7945177
Jul-96               6331150                            6948288                      7402175
Aug-96               6461355                            7163108                      7591646
Sep-96               6580705                            7268909                      7657412
Oct-96               6564430                            7112622                      7453189
Nov-96               6776010                            7217819                      7578073
Dec-96               6914455                            7249801                      7612348
Jan-97               7425405                            7761711                      8131584
Feb-97               7708425                            8141268                      8479822
Mar-97               7552475                            7940729                      8257075
Apr-97               7624880                            7805360                      8271662
May-97               7986905                            8070667                      8508400
Jun-97               8276530                            8419450                      8963744
Jul-97               8655265                            8504131                      9097554
Aug-97               7886655                            7417958                      7939897
Sep-97               8254250                            7653496                      8159896
Oct-97               6717020                            6400776                      6820959
Nov-97               6221320                            6094235                      6572079
Dec-97               6131710                            6181129                      6730453
Jan-98               5635020                            5774216                      6202581
Feb-98               6190840                            6363163                      6849980
Mar-98               6433870                            6612378                      7147242
Apr-98               6445740                            6629677                      7069384
May-98               5537640                            5802979                      6100591
Jun-98               5003460                            5211401                      5460662
Jul-98               5039075                            5417371                      5633800
Aug-98               3869820                            3894722                      4004844
Sep-98               4065685                            4079572                      4258891
Oct-98               4677020                            4551855                      4707360
Nov-98               5181520                            4893998                      5098863
Dec-98               5026100                            4819173                      5024969
Jan-99               4784170                            4702913                      4943895
Feb-99               4784170                            4787392                      4991985
Mar-99               5452930                            5340333                      5649880
Apr-99               6518095                            6074503                      6348889
May-99               6342585                            5964478                      6311954
Jun-99               6959900                            6616381                      7028309
Jul-99               6651240                            6520235                      6837382
Aug-99               6415210                            6592043                      6899589
Sep-99               6130760                            6409405                      6666093
Oct-99               6306275                            6520436                      6808032
Nov-99               6838855                            7103950                      7418471
Dec-99               7870005                            8055958                      8361953
Jan-00               7516160                            8054751                      8411790
Feb-00               7247725                            8046906                      8522885
Mar-00               7342660                            8177448                      8564479
Apr-00               6707885                            7331644                      7752629
May-00               6170765                            7127484                      7432120
Jun-00               6628535                            7329230                      7693916
Jul-00               6347770                            6976828                      7298221
Aug-00               6469845                            7003178                      7334105
Sep-00               5835065                            6376820                      6693721
Oct-00               5346775                            5860488                      6208426
Nov-00               5066010                            5342747                      5665624
Dec-00               5350535                            5497425                      5802391
Jan-01               5956020                            6203436                      6601353
Feb-01               5486460                            5725521                      6084459
Mar-01               4973650                            5232320                      5486847
Apr-01               5233145                            5542079                      5757962
May-01               5418495                            5709832                      5826690
Jun-01               5393780                            5606445                      5707087
Jul-01               5078680                            5223268                      5346453
Aug-01               5097215                            5152265                      5293716
Sep-01               4460835                            4353528                      4474357
Oct-01               4596765                            4623461                      4752031
Nov-01               4874795                            5165138                      5248159
Dec-01               5083225                            5594778                      5664733
Jan-02               5347450                            5794312                      5856699
Feb-02               5341160                            5906147                      5952916
Mar-02               5661385                            6317684                      6310992
Apr-02               5850515                            6375412                      6351953
May-02               5812690                            6266795                      6250747
Jun-02               5447030                            5819455                      5781804
Jul-02               5157030                            5450961                      5342059
Aug-02               5144420                            5521562                      5424373
Sep-02               4766155                            4908078                      4839132
Oct-02               4892240                            5223268                      5153132
Nov-02               5289420                            5585928                      5507840
Dec-02               5182605                            5374773                      5324839
Jan-03               5125078                            5379154                      5301655
Feb-03               5118680                            5220050                      5158564
Mar-03               4933425                            5028361                      5012295
Apr-03               5447323                            5541878                      5458750
May-03               5768510                            5927267                      5850684
Jun-03               5961221                            6294151                      6183981



Periods ended June 30, 2003

                                             SINCE
               SIX-   ONE-  THREE-   FIVE- INCEPTION
              MONTH*  YEAR   YEAR    YEAR (05/03/93)
 Average
 Annual
 Total
 Return 1,2   15.02% 9.44% -3.48%   3.57%   1.75%

 Cumulative
 Total
 Return 1,3   15.02% 9.44% -10.07% 19.14%  19.22%

* NOT ANNUALIZED

1 PAST FEE WAIVERS BY THE FUND'S MANAGER AND ADMINISTRATOR INCREASED THE FUND'S TOTAL RETURNS. WITHOUT THESE WAIVERS, THE FUND'S TOTAL RETURNS WOULD HAVE BEEN LOWER.

2 AVERAGE ANNUAL TOTAL RETURN REPRESENTS THE AVERAGE ANNUAL CHANGE IN VALUE OF AN INVESTMENT OVER THE INDICATED PERIODS.

3 CUMULATIVE TOTAL RETURN REPRESENTS THE CHANGE IN VALUE OF AN INVESTMENT OVER THE INDICATED PERIODS.

4 SOURCE: INTERNATIONAL FINANCE CORPORATION. (IFC) THE IFC INVESTABLE COMPOSITE INDEX MEASURES THE PERFORMANCE OF EMERGING MARKET STOCKS. THE INDEX TRACKS APPROXIMATELY 2,000 STOCKS IN COUNTRIES SUCH AS BRAZIL, MEXICO, CHINA, AND SOUTH KOREA. IT INCLUDES REINVESTED DIVIDENDS.

5 SOURCE: MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI). THE MSCI EMERGING MARKETS FREE INDEX MEASURES THE PERFORMANCE OF SECURITIES LOCATED IN 25 EMERGING MARKET COUNTRIES SUCH AS BRAZIL, CHINA, KOREA, AND POLAND. IT INCLUDES REINVESTED DIVIDENDS.

INDICES ARE UNMANAGED, DO NOT CONTAIN CASH, AND DO NOT INCLUDE MANAGEMENT OR OTHER OPERATING EXPENSES. ONE CANNOT INVEST DIRECTLY IN AN INDEX, NOR IS AN INDEX REPRESENTATIVE OF THE FUND'S PORTFOLIO.

ALL CALCULATIONS ASSUME REINVESTMENT OF DISTRIBUTIONS AT NET ASSET VALUE. SINCE MARKETS CAN GO DOWN AS WELL AS UP, INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE WITH MARKET CONDITIONS, CURRENCY VOLATILITY, AND THE ECONOMIC, SOCIAL, AND POLITICAL CLIMATES OF THE COUNTRIES WHERE THE FUND INVESTS. EMERGING MARKETS INVOLVE HEIGHTENED RISKS RELATED TO THE SAME FACTORS, IN ADDITION TO THOSE ASSOCIATED WITH THEIR RELATIVELY SMALL SIZE AND LESSER LIQUIDITY. YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

THE PERFORMANCE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES.

--------------------------------------------------------------------------------



     In Europe, we increased the Fund's holdings in Hellenic Telecommunications (Greece), a full service telecommunications provider; and Egis (Hungary), one of the leading generic pharmaceutical companies. We divested the Fund's holdings in Mosenergo and Unified Energy Systems (Russia), as well as Mayr-Melnhof and Erste Bank (Austria), as each company reached our sale targets. In addition, we increased the Fund's holdings in Arcelik (Turkey), one of the country's largest manufacturers and distributors of white goods, and Migros, the largest food retailer in Turkey.

     We consolidated the Fund's Latin American holdings by divesting the Fund's Chile and Peru positions and increasing exposure to Brazil and Mexico. In
Brazil, we increased the Fund's position in aircraft manufacturer Embraer-Empresa. In Mexico, we increased the Fund's holdings in Telefonos de Mexico, the country's largest telecommunications systems company. We also bought Grupo Televisa, the largest media company in the Spanish-speaking world and a major participant in the international entertainment business.

     Finally, the Fund's South African exposure declined during the period mainly due to sales in Sanlam, Barloworld, and Tiger Brands.

     At period end, the top three regions were Asia, Europe, and Latin America, while the top three industries were industrials, consumer staples, and financials. Of course, information about the holdings is historical and subject to change. It is presented solely to provide insight into our portfolio selection process and is not a recommendation nor is it investment advice.

     It is important to note that there are special risks associated with foreign investments in smaller companies, and these risks are heightened in emerging markets. These include political, social and economic uncertainties, price volatility, illiquidity, currency fluctuation and limited product lines, markets, or financial and management resources. In addition, emerging markets are relatively small and less liquid. Investing in any emerging market means accepting a certain amount of volatility and, in some cases, the consequences of severe market corrections. For example, the MSCI Mexico Free Index has



4    SEMIANNUAL REPORT

.................................................................................


increased 31.42% in U.S. dollar terms since June 1992, but has suffered numerous declines of more than 15% during that time./8/ The short-term price volatility of smaller companies and emerging markets can be disconcerting and substantial declines are not unusual in emerging markets. The special risks of investing in smaller companies and emerging markets, as well as other considerations, are discussed in the Fund's prospectus.

     As always, we will continue in our search for investment opportunities within emerging markets using Templeton's bottom-up value approach to search for bargain stocks.

Thank you for your continued support.

Best regards,

/S/ DONALD F. REED

Donald F. Reed, CFA, CIC
President
Templeton Institutional Funds, Inc.



/S/ MARK MOBIUS

For the Investment Adviser,
Mark Mobius, Ph.D.
Managing Director
Templeton Asset Management Ltd.



8. Source: Mexico Bolsa Index. Based on quarterly percentage price change since June 30, 1992 through June 30, 2003. Market return is measured in U.S. dollars and does not include reinvested dividends.

THIS DISCUSSION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF JUNE 30, 2003, THE END OF THE REPORTING PERIOD. OUR STRATEGIES AND THE FUND'S PORTFOLIO COMPOSITION WILL CHANGE DEPENDING ON MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE BUT THE ADVISER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.



                                                             SEMIANNUAL REPORT 5

TEMPLETON INSTITUTIONAL FUNDS, INC.
EMERGING MARKETS SERIES
Financial Highlights

                                                          SIX MONTHS ENDED              YEAR ENDED DECEMBER 31,
                                                            JUNE 30, 2003  ----------------------------------------------------
                                                             (UNAUDITED)     2002       2001        2000      1999      1998
-------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ...................         $8.10      $8.08      $8.66      $12.90      $8.31     $10.37
                                                          ---------------------------------------------------------------------
Income from investment operations:
 Net investment income a ...............................           .16        .14        .15         .13        .10        .18
 Net realized and unrealized gains (losses) ............          1.05        .02       (.58)      (4.26)      4.59      (2.05)
                                                          ---------------------------------------------------------------------
Total from investment operations .......................          1.21        .16       (.43)      (4.13)      4.69      (1.87)
                                                          ---------------------------------------------------------------------
Less distributions from net investment income ..........          (.03)      (.14)      (.15)       (.11)      (.10)      (.19)
                                                          ---------------------------------------------------------------------
Net asset value, end of period .........................         $9.28      $8.10      $8.08       $8.66     $12.90      $8.31
                                                          =====================================================================
Total return b .........................................        15.02%      1.96%    (5.00)%    (32.01)%     56.58%   (18.03)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ......................    $1,450,388 $1,234,595 $1,274,579  $1,676,028 $2,608,708 $1,733,607
Ratios to average net assets:
 Expenses ..............................................         1.47% c    1.49%      1.45%       1.47%      1.43%      1.51%
 Net investment income .................................         3.79% c    1.67%      1.85%       1.21%      1.02%      2.03%
Portfolio turnover rate ................................        19.92%     53.36%     64.92%      82.86%     49.35%     38.11%


a Based on average shares outstanding effective year ended December 31, 1999. b Total return is not annualized for periods less than one year.
c Annualized.


                       See notes to financial statements.




6    SEMIANNUAL REPORT

TEMPLETON INSTITUTIONAL FUNDS, INC.
EMERGING MARKETS SERIES
STATEMENT OF INVESTMENTS, JUNE 30, 2003 (UNAUDITED)



                                                                               INDUSTRY                 SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------------------
     COMMON STOCKS 91.0%
     ARGENTINA .9%
   a Molinos Rio de la Plata SA, B ..............................            Food Products              3,381,816       $ 6,455,370
   a Quilmes Industrial SA, B, ADR ..............................              Beverages                  558,480         7,137,374
                                                                                                                        -----------
                                                                                                                         13,592,744
                                                                                                                        -----------
     AUSTRALIA .5%
     BHP Billiton PLC ...........................................           Metals & Mining             1,275,900         6,760,061
                                                                                                                        -----------
     AUSTRIA 2.3%
     OMV AG .....................................................              Oil & Gas                  213,602        25,662,362
     Voestalpine  AG ............................................           Metals & Mining                79,950         3,157,383
     Wienerberger AG ............................................          Building Products              266,350         4,679,729
                                                                                                                        -----------
                                                                                                                         33,499,474
                                                                                                                        -----------
     BRAZIL 3.0%
     Centrais Eletricas Brasileiras SA ..........................         Electric Utilities          685,813,000         4,774,966
     Centrais Eletricas Brasileiras SA (Electrobras) ............         Electric Utilities          104,000,000           724,099
     Embraer-Empresa Brasileira de Aeronautica SA, ADR ..........         Aerospace & Defense             958,963        18,316,200
     Souza Cruz SA ..............................................               Tobacco                 1,212,100        10,074,154
     Ultrapar Participacoes SA, ADR .............................            Gas Utilities                 20,900           192,698
     Unibanco Uniao de Bancos Brasileiros SA, GDR ...............          Commercial Banks               531,316         9,117,382
                                                                                                                        -----------
                                                                                                                         43,199,499
                                                                                                                        -----------
     CHINA 3.5%
   a Beijing Capital Land Ltd., H ...............................             Real Estate               3,090,000           574,559
     China Mobile (Hong Kong) Ltd. .............................. Wireless Telecommunication Services   2,978,000         7,026,692
     China Petroleum & Chemical Corp., H ........................              Oil & Gas               49,600,000        11,894,103
     China Telecom Corp. Ltd. ..................................Diversified Telecommunication Services 24,154,000         5,544,348
     Guangdong Electric Power Development Co. Ltd., B ...........         Electric Utilities              152,200            86,462
     People's Food Holdings Ltd. ................................      Food & Staples Retailing         8,775,000         4,783,646
     PetroChina Co. Ltd., H .....................................              Oil & Gas               37,876,000        11,414,066
     Qingling Motors Co. Ltd., H ................................             Automobiles              18,212,000         2,802,511
   a Shandong Intl Power Development Co. Ltd. ...................         Electric Utilities            5,196,000         1,482,544
     TCL International Holdings Inc. ............................         Household Durables            6,586,000         1,393,523
     Travelsky Technology Ltd., H ...............................             IT Services               5,980,000         4,025,955
                                                                                                                        -----------
                                                                                                                         51,028,409
                                                                                                                        -----------
     CROATIA .9%
     Pliva D D, GDR, Reg S ......................................           Pharmaceuticals               948,200        13,142,052
                                                                                                                        -----------

     CZECH REPUBLIC .4%
     CEZ AS .....................................................         Electric Utilities            1,272,500         4,880,939
   a Unipetrol ..................................................              Chemicals                  440,038           822,170
                                                                                                                        -----------
                                                                                                                          5,703,109
                                                                                                                        -----------
     DENMARK .1%
     Carlsberg AS, B ............................................              Beverages                   47,700         1,706,705
                                                                                                                        -----------
     EGYPT .3%
     Commercial International Bank Ltd. .........................          Commercial Banks               745,891         4,557,354
                                                                                                                        -----------
     FINLAND
     Nokian Renkaat OYJ .........................................           Auto Components                 7,300           375,558
                                                                                                                        -----------
     GREECE 1.1%
     Coca-Cola Hellenic Bottling Co. SA .........................              Beverages                  397,805         6,642,189
     Hellenic Telecommunications Organization SA ................Diversified Telecommunication Services   751,440         8,888,084
                                                                                                                        -----------
                                                                                                                         15,530,273
                                                                                                                        -----------




                                                             SEMIANNUAL REPORT 7

TEMPLETON INSTITUTIONAL FUNDS, INC.
EMERGING MARKETS SERIES
STATEMENT OF INVESTMENTS, JUNE 30, 2003 (UNAUDITED) (CONT.)



                                                                               INDUSTRY                 SHARES             VALUE
------------------------------------------------------------------------------------------------------------------------------------
     COMMON STOCKS (CONT.)
     HONG KONG 8.2%
     Asia Satellite Telecommunications Holdings Ltd. .......... Diversified Telecommunication Services     27,500       $    45,315
     Beijing Enterprises Holdings Ltd. ........................       Industrial Conglomerates          4,592,000         3,857,017
     Cafe de Coral Holdings Ltd. ..............................     Hotels Restaurants & Leisure        1,168,000           891,186
     Cathay Pacific Airways Ltd. ..............................               Airlines                  5,314,000         7,155,159
     Cheung Kong Holdings Ltd. ................................              Real Estate                1,590,000         9,562,653
     Cheung Kong Infrastructure Holdings Ltd. .................        Construction Materials           1,980,000         3,833,986
     China Merchants Holdings International Co. Ltd. ..........       Industrial Conglomerates         13,000,000        11,586,081
     China Resources Enterprise Ltd. ..........................             Distributors               12,916,000        11,179,960
     China Travel International Investment Hong Kong Ltd. .....     Hotels Restaurants & Leisure       26,044,000         3,974,322
     Citic Pacific Ltd. .......................................       Industrial Conglomerates         10,246,000        18,723,095
     Cosco Pacific Ltd. .......................................     Transportation Infrastructure       4,054,000         4,262,909
     Dairy Farm International Holdings Ltd. ...................       Food & Staples Retailing          8,613,619        10,767,024
     Giordano International Ltd. ..............................           Specialty Retail              7,282,000         2,264,492
     Hang Lung Group Ltd. .....................................              Real Estate                6,125,000         4,987,561
     Henderson Investment Ltd. ................................              Real Estate                7,518,000         7,230,561
     Henderson Land Development Co. Ltd. ......................              Real Estate                  761,000         2,185,954
     Hong Kong & Shanghai Hotels Ltd. .........................     Hotels Restaurants & Leisure           16,000             7,233
     Hopewell Holdings Ltd. ...................................     Transportation Infrastructure         132,000           140,495
     International Bank of Asia ...............................           Commercial Banks              1,094,000           385,797
     MTR Corp. Ltd. ...........................................              Road & Rail                5,371,251         6,164,628
     Shanghai Industrial Holdings Ltd. ........................       Industrial Conglomerates          4,918,000         6,937,286
     Tingyi (Cayman Islands) Holding Corp. ....................             Food Products              14,684,000         2,692,705
                                                                                                                        -----------
                                                                                                                        118,835,419
                                                                                                                        -----------
     HUNGARY 2.8%
     Egis RT ..................................................            Pharmaceuticals                196,630         6,699,489
     Gedeon Richter Ltd. ......................................            Pharmaceuticals                209,201        14,756,355
     Matav RT ................................................. Diversified Telecommunication Services    507,793         1,736,700
     MOL Magyar Olaj-Es Gazipari RT ...........................               Oil & Gas                   773,104        16,871,482
                                                                                                                        -----------
                                                                                                                         40,064,026
                                                                                                                        -----------
     INDIA 4.9%
     Ashok Leyland Ltd. .......................................               Machinery                    17,000            46,954
     Bharat Petroleum Corp. Ltd. ..............................               Oil & Gas                   740,434         4,523,547
     Container Corp. of India Ltd. ............................              Road & Rail                  329,154         2,438,375
     Dr. Reddy's Laboratories Ltd. ............................            Pharmaceuticals                 17,600           414,606
     Grasim Industries Ltd. ...................................       Industrial Conglomerates          1,532,107        16,549,195
     Hero Honda Motors Ltd. ...................................              Automobiles                1,176,400         6,409,823
     Hindalco Industries Inc. .................................            Metals & Mining                236,550         3,792,079
     Hindustan Petroleum Corporation Ltd. .....................               Oil & Gas                   127,000           955,165
     ICICI Bank Ltd. ..........................................           Commercial Banks                416,500         1,346,208
     ITC Ltd. .................................................                Tobacco                    507,400         8,367,678
     Mahanagar Telephone Nigam Ltd. ........................... Diversified Telecommunication Services  6,489,915        15,844,219
     Mahindra & Mahindra Ltd. .................................              Automobiles                  133,325           424,046
   a Maruti Udyog Ltd. ........................................              Automobiles                  355,300           955,724
     Satyam Computers Services Ltd. ...........................              IT Services                1,873,825         7,756,192
     Videsh Sanchar Nigam Ltd. ................................ Diversified Telecommunication Services    392,567         1,057,658
                                                                                                                        -----------
                                                                                                                         70,881,469
                                                                                                                        -----------
     INDONESIA 4.1%
     PT Gudang Garam TBK ......................................                 Tobacco                 8,119,000       10,038,036
     PT Indosat (Persero) TBK ................................. Diversified Telecommunication Services 11,592,000       12,364,800
     PT Telekomunikasi Indonesia TBK, B ....................... Diversified Telecommunication Services 67,118,120       37,626,825
                                                                                                                        -----------
                                                                                                                         60,029,661
                                                                                                                        -----------
     ISRAEL .1%
     Elbit Systems Ltd. .........................................         Aerospace & Defense             117,092        2,277,391
                                                                                                                       -----------
     LUXEMBOURG .7%
     Tenaris SA, ADR ............................................     Energy Equipment & Services         378,329        9,647,390
                                                                                                                        -----------




8    SEMIANNUAL REPORT

TEMPLETON INSTITUTIONAL FUNDS, INC.
EMERGING MARKETS SERIES
STATEMENT OF INVESTMENTS, JUNE 30, 2003 (UNAUDITED) (CONT.)




                                                                            INDUSTRY                 SHARES       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
     COMMON STOCKS (CONT.)
     MALAYSIA .5%
     Petronas Dagangan Bhd. .................................              Oil & Gas                   706,000  $ 1,142,605
     SIME Darby Bhd. ........................................      Industrial Conglomerates          3,095,000    4,153,816
     Tanjong PLC ............................................    Hotels Restaurants & Leisure          219,000      576,316
     YTL Power International Bhd. ...........................         Electric Utilities             1,828,200    1,438,505
                                                                                                                -----------
                                                                                                                  7,311,242
                                                                                                                -----------
     MEXICO 6.6%
     Cemex SA ...............................................       Construction Materials           2,761,896   12,346,926
     Fomento Economico Mexicano SA de CV Femsa, ADR .........              Beverages                   230,060    9,478,472
     Grupo Carso SA de CV ...................................      Industrial Conglomerates          2,870,400    8,701,519
     Grupo Televisa SA de CV, ADR ...........................                Media                     192,700    6,648,150
     Kimberly Clark de Mexico SA de CV, A ...................         Household Products            11,881,300   31,914,467
     Telefonos de Mexico SA de CV (Telmex), L, ADR ..........Diversified Telecommunication Services    845,194   26,555,995
                                                                                                                -----------
                                                                                                                 95,645,529
                                                                                                                -----------
     PHILIPPINES 1.6%
     San Miguel Corp., B ....................................              Beverages                19,431,544   22,905,553
                                                                                                                -----------
     POLAND 1.8%
     Polski Koncern Naftowy Orlen SA ........................              Oil & Gas                 4,635,365   22,502,060
     Telekomunikacja Polska SA ..............................Diversified Telecommunication Services    950,603    3,336,176
                                                                                                                -----------
                                                                                                                 25,838,236
                                                                                                                -----------
     PORTUGAL
     BPI Socieda de Gestora de Participacoes Socias SA ......          Commercial Banks                292,000      824,887
                                                                                                                -----------
     RUSSIA 2.6%
     Cherepovets Mk Severstal ...............................           Metals & Mining                 11,500       851,000
   a GUM Trade House ........................................          Multiline Retail                486,000       850,500
     Lukoil Holdings, ADR ...................................              Oil & Gas                   382,850    30,245,150
     Sberbank RF ............................................          Commercial Banks                  2,070       583,740
     Sibirtelecom ...........................................Diversified Telecommunication Services 31,748,600       908,010
   a Sun Interbrew Ltd., B, GDR, Reg S ......................              Beverages                   432,000     1,944,000
     Yuzhnaya Telecommunication Co. .........................Diversified Telecommunication Services 25,801,500     2,257,631
                                                                                                                 -----------
                                                                                                                  37,640,031
                                                                                                                 -----------
     SINGAPORE 6.0%
   a Comfortdelgro Corp. Ltd. .............................              Road & Rail                 6,600,000     3,017,036
     Cycle & Carriage Ltd. ................................             Distributors                   764,380     2,144,257
     DBS Group Holdings Ltd. ..............................           Commercial Banks               1,313,000     7,679,671
     Fraser & Neave Ltd. ..................................              Beverages                   4,161,465    20,322,884
     Keppel Corp. Ltd. ....................................       Industrial Conglomerates           7,104,053    19,767,098
     MobileOne (Asia) Ltd. ................................  Wireless Telecommunication Services     2,821,000     2,146,587
     Singapore Airlines Ltd. ..............................               Airlines                   3,662,000    21,626,803
     Singapore Press Holdings Ltd. ........................                 Media                      273,000     2,836,968
     Singapore Telecommunications Ltd. .................... Diversified Telecommunication Services   9,649,000     8,273,702
                                                                                                                 -----------
                                                                                                                  87,815,006
                                                                                                                 -----------
     SOUTH AFRICA 12.6%
     Alexander Forbes Ltd. ................................   Diversified Financial Services           389,000       569,773
     Anglo American PLC ...................................           Metals & Mining                3,243,984    50,059,295
     Barloworld Ltd. ......................................      Industrial Conglomerates            2,825,191    20,220,242
     Bidvest Group Ltd. ...................................      Industrial Conglomerates               34,900       199,827
     Imperial Holdings Ltd. ...............................       Air Freight & Logistics            1,221,963     8,721,334
     Investec Ltd. ........................................           Capital Markets                   78,557     1,030,341
     Investec PLC .........................................          Commercial Banks                   99,192     1,300,987
     Nampak Ltd. ..........................................       Containers & Packaging             1,159,300     1,910,298
     Old Mutual PLC .......................................              Insurance                  11,253,470    16,248,554
     Remgro Ltd. ..........................................      Industrial Conglomerates            2,723,589    23,210,346
     Reunert Ltd. ......................................... Electronic Equipment & Instruments         775,300     1,837,595
     SABMiller PLC ........................................              Beverages                   5,134,226    34,763,701




                                                             SEMIANNUAL REPORT 9

TEMPLETON INSTITUTIONAL FUNDS, INC.
EMERGING MARKETS SERIES
STATEMENT OF INVESTMENTS, JUNE 30, 2003 (UNAUDITED) (CONT.)



                                                                                 INDUSTRY                   SHARES         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
     COMMON STOCKS (CONT.)
     SOUTH AFRICA (CONT.)
     Sasol Ltd. .....................................................              Oil & Gas                1,453,100   $16,165,979
     Tiger Brands Ltd. ..............................................            Food Products                454,525     4,066,516
     Tongaat-Hulett Group Ltd. ......................................            Food Products                519,969     2,315,974
                                                                                                                        -----------
                                                                                                                        182,620,762
                                                                                                                        -----------
     SOUTH KOREA 12.7%
     Cheil Communications Inc. ......................................                Media                        560        55,086
   a ChoHung Bank Co. Ltd. ..........................................          Commercial Banks             1,823,100     6,143,137
     CJ Corp. .......................................................            Food Products                251,880    10,965,056
     Daelim Industrial Co. ..........................................     Construction & Engineering          221,320     3,853,877
     Hite Brewery Co. Ltd. ..........................................              Beverages                   99,730     5,351,773
     Hotel Shilla Co. ...............................................    Hotels Restaurants & Leisure         221,100       889,398
     Hyundai Development Co. ........................................     Construction & Engineering        1,451,300     9,671,283
     Hyundai Motor Co. Ltd. .........................................             Automobiles               1,110,260    29,371,466
     Kangwon Land Inc. ..............................................    Hotels Restaurants & Leisure         145,847    16,239,139
   a Kookmin Credit Card Co. Ltd. ...................................          Consumer Finance                 4,644        63,177
     Korea Electric Power Corp. .....................................         Electric Utilities            1,239,115    19,605,922
     Korea Gas Corp. ................................................            Gas Utilities                537,990    12,836,095
     KT Corp. .......................................................Diversified Telecommunication Services   246,296     9,629,153
     LG Card Co. Ltd. ...............................................          Consumer Finance                82,410     1,203,897
     LG Household & Health Care Ltd. ................................         Household Products              285,730     7,379,465
     LG Petrochemical Co. Ltd. ......................................              Chemicals                  150,710     2,668,494
     POSCO ..........................................................           Metals & Mining               147,410    15,302,503
     Samsung Fine Chemicals .........................................              Chemicals                  854,640    11,662,312
     Samsung Heavy Industries Co. Ltd. ..............................              Machinery                2,906,740    11,656,161
     SK Corp. .......................................................              Oil & Gas                  718,910     6,830,999
     SK Telecom Co. Ltd. ............................................ Wireless Telecommunication Services      14,270     2,437,070
                                                                                                                        -----------
                                                                                                                        183,815,463
                                                                                                                        -----------
     TAIWAN 4.8%
     Advantech Co. Ltd. .............................................       Computers & Peripherals         2,251,000     3,251,950
     Asustek Computer Inc. ..........................................       Computers & Peripherals         6,276,000    15,866,802
     Avision Inc. ...................................................       Computers & Peripherals         1,419,750       927,083
     Chunghwa Telcom Co. Ltd. .......................................Diversified Telecommunication Services 1,667,000     2,456,429
     Delta Electronics Inc. ......................................... Electronic Equipment & Instruments    2,709,630     3,217,735
     Elan Microelectronics Corp. ....................................              Software                 1,683,000     1,419,925
     International Bank of Taipei ...................................          Commercial Banks             2,967,000     1,328,763
     Kinpo Electronics Inc. .........................................         Office Electronics            4,877,400     2,381,626
   a Mega Financial Holdings Co. Ltd. ...............................          Commercial Banks             7,337,185     3,455,536
     Phoenixtec Power Co. Ltd. ......................................        Electrical Equipment           4,833,000     4,063,574
   a Sinopac Holdings ...............................................          Commercial Banks            21,660,450     7,916,923
     Sunplus Technology Co. Ltd. ..................................Semiconductors & Semiconductor Equipment 9,095,000    11,825,339
   a Taiwan Cellular Corp. .......................................... Wireless Telecommunication Services   3,550,460     2,574,879
     Tsann Kuen Enterprise Co. Ltd. .................................         Household Durables            2,298,000     2,954,666
     UNI-President Enterprises Corp. ................................            Food Products              9,379,180     2,886,110
     Yuanta Core Pacific Securities Co. .............................   Diversified Financial Services      6,979,000     3,649,809
                                                                                                                        -----------
                                                                                                                         70,177,149
                                                                                                                        -----------
     THAILAND 2.7%
     Delta Electronics (Thailand) Public Co. Ltd. ................... Electronic Equipment & Instruments    1,406,600       953,570
     Electricity Generating Public Co. Ltd., fgn. ...................         Electric Utilities            1,535,800     2,064,051
     Hana Microelectronics Co. Ltd., fgn. ........................... Electronic Equipment & Instruments    1,206,300     2,800,544
     National Finance Public Co. Ltd., fgn. .........................          Consumer Finance             6,744,700     2,422,573
     PTT Exploration & Production Public Co. Ltd., fgn. .............              Oil & Gas                4,228,600    16,425,556
     PTT Public Co. Ltd., fgn. ......................................              Oil & Gas                1,272,600     2,118,982
     Shin Corporation Public Co. Ltd., fgn. ......................... Wireless Telecommunication Services  25,237,100    11,405,921
   a Tisco Finance ..................................................          Consumer Finance               670,000       380,899
                                                                                                                        -----------
                                                                                                                         38,572,096
                                                                                                                        -----------




10    SEMIANNUAL REPORT

TEMPLETON INSTITUTIONAL FUNDS, INC.
EMERGING MARKETS SERIES
STATEMENT OF INVESTMENTS, JUNE 30, 2003 (UNAUDITED) (CONT.)


                                                                                    INDUSTRY               SHARES         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
     COMMON STOCKS (CONT.)
     TURKEY 5.3%
     Akbank .........................................................          Commercial Banks        11,583,505,436 $  34,315,440
     Arcelik AS, Br. ................................................         Household Durables        4,889,259,210    17,070,604
     Migros Turk T.A.S. .............................................      Food & Staples Retailing       554,561,000     5,515,298
     Tupras-Turkiye Petrol Rafineleri AS ............................              Oil & Gas            2,946,723,295    19,433,522
                                                                                                                     --------------
                                                                                                                         76,334,864
                                                                                                                     --------------
     TOTAL COMMON STOCKS (COST $1,199,960,135).......................                                                 1,320,331,412
                                                                                                                     --------------
     PREFERRED STOCKS 5.1%
     BRAZIL 5.0%
     Banco Bradesco SA, ADR, pfd. ...................................          Commercial Banks             1,269,817    23,720,182
     Cia Vale do Rio Doce, A, ADR, pfd. .............................           Metals & Mining               538,380    14,940,045
   a Companhia Paranaense de Energia-Copel, ADR, pfd. ...............         Electric Utilities            1,370,363     4,111,089
     Confab Industrial SA, pfd. .....................................          Building Products               45,000        72,266
     Duratex SA, pfd. ...............................................          Building Products          184,393,639     4,123,612
     Petroleo Brasileiro SA, ADR, pfd. ..............................              Oil & Gas                1,398,986    24,845,991
                                                                                                                     --------------
                                                                                                                         71,813,185
                                                                                                                     --------------
     THAILAND .1%
   a Siam Commercial Bank, 5.25%, cvt. pfd., fgn. ...................          Commercial Banks             1,790,400     1,522,521
                                                                                                                     --------------
     TOTAL PREFERRED STOCKS (COST $80,538,326).......................                                                    73,335,706
                                                                                                                     --------------



                                                                                                          PRINCIPAL
                                                                                                           AMOUNT
                                                                                                        -------------
     SHORT TERM INVESTMENTS (COST $63,273,850) 4.4%
     U.S. Treasury Bills, 0.771% to 1.143%, with maturities to 9/18/03                                  $  63,367,000    63,277,225
                                                                                                                     --------------
     TOTAL INVESTMENTS (COST $1,343,772,311) 100.5% .................                                                 1,456,944,343
     OTHER ASSETS, LESS LIABILITIES (.5)% ...........................                                                    (6,555,937)
                                                                                                                     --------------
     NET ASSETS 100.0% ..............................................                                                $1,450,388,406
                                                                                                                     ==============


a Non-income producing.


                       See notes to financial statements.



                                                            SEMIANNUAL REPORT 11

TEMPLETON INSTITUTIONAL FUNDS, INC.
EMERGING MARKETS SERIES
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003 (UNAUDITED)


Assets:
 Investments in securities:
  Cost ......................................................................................................... $1,343,772,311
                                                                                                                 ==============
  Value ........................................................................................................  1,456,944,343
 Foreign currency, at value (cost $714,740) ....................................................................        718,285
 Receivables:
  Investment securities sold ...................................................................................        674,599
  Capital shares sold ..........................................................................................      1,912,671
  Dividends and interest .......................................................................................      4,908,864
                                                                                                                 --------------
      Total assets .............................................................................................  1,465,158,762
                                                                                                                 --------------
Liabilities:
 Payables:
  Investment securities purchased ..............................................................................      8,751,563
  Capital shares redeemed ......................................................................................      3,695,396
  Affiliates ...................................................................................................      1,580,622
 Other liabilities .............................................................................................        742,775
                                                                                                                 --------------
      Total liabilities ........................................................................................     14,770,356
                                                                                                                 --------------
Net assets, at value ........................................................................................... $1,450,388,406
                                                                                                                 ==============
Net assets consist of:
 Undistributed net investment income ........................................................................... $   15,622,473
 Net unrealized appreciation (depreciation) ....................................................................    113,565,049
 Accumulated net realized gain (loss) ..........................................................................   (727,808,636)
 Capital shares ................................................................................................  2,049,009,520
                                                                                                                 --------------
Net assets, at value ........................................................................................... $1,450,388,406
                                                                                                                 ==============
Net asset value per share ($1,450,388,406 / 156,238,026 shares outstanding) ....................................          $9.28
                                                                                                                 ==============



                       See notes to financial statements.


12    SEMIANNUAL REPORT

TEMPLETON INSTITUTIONAL FUNDS, INC.
EMERGING MARKETS SERIES
Financial Statements (CONTINUED)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)

Investment Income:
 (net of foreign taxes of $3,164,319)
 Dividends .....................................................................................................   $ 32,456,341
 Interest ......................................................................................................        177,990
                                                                                                                   ------------
      Total investment income ..................................................................................     32,634,331
                                                                                                                   ------------
Expenses:
 Management fees (Note 3) ......................................................................................      7,762,317
 Administrative fees (Note 3) ..................................................................................        547,210
 Custodian fees ................................................................................................        698,800
 Registration and filing fees ..................................................................................         48,000
 Professional fees .............................................................................................         40,000
 Directors' fees and expenses ..................................................................................         21,200
 Other .........................................................................................................          9,500
                                                                                                                   ------------
      Total expenses ...........................................................................................      9,127,027
                                                                                                                   ------------
           Net investment income ...............................................................................     23,507,304
                                                                                                                   ------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments ..................................................................................................     (2,410,568)
  Foreign currency transactions ................................................................................     (1,391,253)
                                                                                                                   ------------
      Net realized gain (loss) .................................................................................     (3,801,821)
                                                                                                                   ------------
 Net unrealized appreciation (depreciation) on:
  Investments ..................................................................................................    164,344,292
  Translation of assets and liabilities denominated in foreign currencies ......................................          4,875
                                                                                                                   ------------
      Net unrealized appreciation (depreciation) ...............................................................    164,349,167
                                                                                                                   ------------
Net realized and unrealized gain (loss) ........................................................................    160,547,346
                                                                                                                   ------------
Net increase (decrease) in net assets resulting from operations ................................................   $184,054,650
                                                                                                                   ============



                       See notes to financial statements.



                                                            SEMIANNUAL REPORT 13

TEMPLETON INSTITUTIONAL FUNDS, INC.
EMERGING MARKETS SERIES
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)
AND THE YEAR ENDED DECEMBER 31, 2002

                                                                                                  SIX MONTHS ENDED     YEAR ENDED
                                                                                                    JUNE 30, 2003  DECEMBER 31, 2002
                                                                                                  ----------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ........................................................................  $   23,507,304     $   21,643,099
  Net realized gain (loss) from investments and foreign currency transactions ..................      (3,801,821)       (36,923,606)
  Net unrealized appreciation (depreciation) on investments and translation of assets and
  liabilities denominated in foreign currencies ................................................     164,349,167         50,286,763
                                                                                                  ----------------------------------
      Net increase (decrease) in net assets resulting from operations ..........................     184,054,650         35,006,256
Distributions to shareholders from net investment income .......................................      (4,440,325)       (21,460,806)
Capital share transactions (Note 2) ............................................................      36,179,032        (53,529,712)
                                                                                                  ----------------------------------
      Net increase (decrease) in net assets ....................................................     215,793,357        (39,984,262)

Net assets:
 Beginning of period ...........................................................................   1,234,595,049      1,274,579,311
                                                                                                  ----------------------------------
 End of period .................................................................................  $1,450,388,406     $1,234,595,049
                                                                                                  ==================================
Undistributed net investment income included in net assets:
 End of period .................................................................................  $   15,622,473     $   (3,444,506)
                                                                                                  ==================================



                       See notes to financial statements.




14    SEMIANNUAL REPORT

TEMPLETON INSTITUTIONAL FUNDS, INC.
EMERGING MARKETS SERIES
Notes to Financial Statements (unaudited)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Emerging Market Series (the Fund) is a separate, diversified series of Templeton Institutional Funds, Inc. (the Company), which is an open-end investment company registered under the Investment Company Act of 1940. The Fund seeks to achieve long-term capital growth by investing at least 80% of its total assets in equity securities of developing markets issuers. The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the last reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Directors.

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. FOREIGN CURRENCY CONTRACTS

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date. Realized and unrealized gains and losses are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts.

D. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

E. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Common expenses incurred by the Company are allocated among the funds comprising the Company based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each fund on a specific identification basis.

F. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.



                                                            SEMIANNUAL REPORT 15

TEMPLETON INSTITUTIONAL FUNDS, INC.
EMERGING MARKETS SERIES
Notes to Financial Statements (unaudited) (CONTINUED)

G. GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2. CAPITAL STOCK

At June 30, 2003, there were 1.14 billion shares authorized ($0.01 par value) for the Company, of which 325 million have been classified as Fund shares. Transactions in the Fund's shares were as follows:

                                                                                SIX MONTHS ENDED                YEAR ENDED
                                                                                  JUNE 30, 2003              DECEMBER 31, 2002
                                                                          ---------------------------------------------------------
                                                                              SHARES      AMOUNT           SHARES        AMOUNT
                                                                          ---------------------------------------------------------
Shares sold .............................................................  26,312,364 $ 223,506,248      38,663,749  $ 323,170,107
Shares issued on reinvestment of distributions ..........................     535,345     4,143,577       2,401,584     20,008,397
Shares redeemed ......................................................... (22,935,784) (191,470,793)    (46,538,950)  (396,708,216)
                                                                          ---------------------------------------------------------
Net increase (decrease) .................................................   3,911,925 $  36,179,032      (5,473,617) $ (53,529,712)
                                                                          =========================================================

3. TRANSACTIONS WITH AFFILIATES

Certain officers of the Company are also officers or directors of Templeton Asset Management Ltd. (TAML), Franklin Templeton Services, LLC (FT Services), Franklin/Templeton Distributors, Inc. (Distributors), and Franklin/Templeton Investor Services, LLC (Investor Services), the Fund's investment manager, administrative manager, principal underwriter, and transfer agent, respectively.

The Fund pays an investment management fee to TAML of 1.25% per year of the average daily net assets of the Fund. The Fund pays its allocated share of an administrative fee to FT Services based on the aggregate average daily net assets of certain funds within the Company as follows:

        ANNUALIZED
        FEE RATE  AVERAGE DAILY NET ASSETS
        --------------------------------------------------------------
        0.150%    First $200 million
        0.135%    Over $200 million, up to and including $700 million
        0.100%    Over $700 million, up to and including $1.2 billion
        0.075%    Over $1.2 billion


4. INCOME TAXES

At June 30, 2003, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

         Cost of investments ................................ $1,353,054,901
                                                              --------------
         Unrealized appreciation ............................    205,708,364
         Unrealized depreciation ............................   (101,818,922)
                                                              --------------
         Net unrealized appreciation (depreciation) ......... $  103,889,442
                                                              ==============

Net investment income and net realized losses differ for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions, passive foreign investment companies, wash sales, and losses realized subsequent to October 31 on the sales of securities and foreign currencies.




16    SEMIANNUAL REPORT

TEMPLETON INSTITUTIONAL FUNDS, INC.
EMERGING MARKETS SERIES
Notes to Financial Statements (unaudited) (CONTINUED)


4. INCOME TAXES (CONT.)

At December 31, 2002 the Fund had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows:

                 Capital loss carryovers expiring in:
                  2006 ..............................$ 85,095,886
                  2007 .............................. 248,064,895
                  2008 ..............................  30,672,686
                  2009 .............................. 248,561,095
                  2010...............................  87,334,612
                                                     ------------
                                                     $699,729,174
                                                     ============

At December 31, 2002 the Fund had deferred capital and foreign currency losses occurring subsequent to October 31, 2002 of $12,885,966 and $633,996, respectively. For tax purposes, such losses will be reflected in the period ending December 31, 2003.


5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the period ended June 30, 2003 aggregated $264,285,456 and $243,617,264, respectively.




                                                            SEMIANNUAL REPORT 17

 ---------------------
       PRSRT STD
     U.S. POSTAGE
         PAID
 So. San Francisco, CA
    Permit No. 655
 ---------------------


This report must be preceded or accompanied by the current prospectus of the Templeton Institutional Funds, Inc. Emerging Markets Series, which contains more complete information, including risk factors, charges and expenses. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors. The Fund and its investors are not protected from such losses by the manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded, and accessed. These calls can be determined by the presence of a regular beeping tone.





PRINCIPAL UNDERWRITER:

FRANKLIN TEMPLETON
DISTRIBUTORS, INC.
100 Fountain Parkway
P.O. Box 33030
St. Petersburg, Florida 33733-8030

INSTITUTIONAL SERVICES: 1-800-321-8563




ZT456 S 08/03

TEMPLETON INSTITUTIONAL FUNDS, INC.

TIFI EMERGING FIXED INCOME MARKETS SERIES
SEMIANNUAL REPORT

JUNE 30, 2003

-------------------------------------------------------------------------------
MUTUAL FUNDS, ANNUITIES, AND OTHER INVESTMENT PRODUCTS:

o ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT;

o ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK;

o ARE SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.
-------------------------------------------------------------------------------

INVESTING IN EMERGING MARKETS INVOLVES SPECIAL CONSIDERATIONS, WHICH INCLUDE RISKS RELATED TO MARKET AND CURRENCY VOLATILITY, ADVERSE SOCIAL, ECONOMIC, AND POLITICAL DEVELOPMENTS, AND THE RELATIVELY SMALL SIZE AND LESSER LIQUIDITY OF THESE MARKETS. THESE SPECIAL RISK CONSIDERATIONS ARE DISCUSSED IN THE FUND'S PROSPECTUS. THE FUND IS DESIGNED FOR THE AGGRESSIVE PORTION OF A WELL-DIVERSIFIED PORTFOLIO.

GEOGRAPHIC DISTRIBUTION ON 6/30/03- pie chart

(FIXED INCOME ASSETS AS A PERCENTAGE OF TOTAL NET ASSETS)

Latin America                                 38.9%
Europe                                        31.4%
Asia                                          16.8%
Middle-East Africa                             2.9%
Short-Term Investments and Other Net Assets   10.0%

FUND ASSET ALLOCATION ON 6/30/03 chart

Government Agencies and Other Net Assets      95.8%
Corporate Bonds                                4.2%


Insert shaded box-

10 LARGEST POSITIONS ON 6/30/03
(Percent of Total Net Assets)

Federation of Russia, 12.75%, 6/24/28                10.5%
Republic of Brazil, 11.00%, 8/17/40                   8.8%
Republic of Brazil, 8.00%, 4/15/14                    8.4%
Republic of Venezuela, 9.25%, 9/15/27                 6.5%
Federation of Russia, 3.00%, 5/14/06                  6.0%
Federation of Russia, Reg S, 7.50%, 3/31/30           5.4%
Government of Malaysia, 7.50%, 7/15/11                5.0%
Korean Development Bank, 4.25%, 11/13/07              4.2%
Republic of Ukraine, 10.00%, 3/15/07                  3.4%
Republic of Phillippines, 10.625%, 3/16/25            2.8%

TEMPLETON INSTITUTIONAL FUNDS, INC.
EMERGING FIXED INCOME MARKETS SERIES
FINANCIAL HIGHLIGHTS



                                                   SIX MONTHS ENDED                      Year Ended December 31,
                                                    JUNE 30, 2003   -------------------------------------------------------
                                                      (UNAUDITED)     2002        2001       2000         1999        1998
                                                    ------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE++
(for a share outstanding throughout the period)

Net asset value, beginning of period                $   9.12      $  9.09      $ 8.96       $ 8.82       $ 8.59      $10.47
                                                    ------------------------------------------------------------------------
Income from investment operations:
     Net investment income/a                             .32          .79/d       .79         .89          .77         .84
     Net realized and unrealized gains (losses)          .84          .05/d       .20         .14          .22       (1.27)
                                                    ------------------------------------------------------------------------
Total from investment operations                        1.16          .84         .99        1.03          .99        (.43)
                                                    ------------------------------------------------------------------------
Less distributions from:
     Net investment income                              (.01)        (.81)       (.86)       (.89)        (.76)       (.86)
     Net realized gains                                   --          --          --           --           --        (.56)
     Tax return of capital                                --          --          --           --           --        (.03)
                                                    -------------------------------------------------------------------------
Total distributions                                     (.01)        (.81)       (.86)        (.89)        (.76)      (1.45)
                                                    -------------------------------------------------------------------------
Net asset value, end of period                      $  10.27       $ 9.12       $ 9.09       $ 8.96       $ 8.82       $8.59
                                                    ==========================================================================

Total return/b                                         12.75%        9.28%       11.03%       12.07%       11.77%      (3.98)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)                    $ 3,222       $2,857       $2,615       $2,352       $2,103      $1,881
Ratios to average net assets:
     Expenses                                           1.25%/c      1.25%        1.25%        1.25%        1.25%       1.25%
     Expenses, excluding waiver and
       payments by affiliate                            2.21%/c      2.22%        3.43%        2.90%        2.62%       3.74%
     Net investment income                              6.57%/c      8.39%/d      8.56%        9.61%        8.57%       8.55%
Portfolio turnover rate                                50.10%      124.79%      199.64%      178.02%      297.46%     525.94%


a/ Based on average weighted shares outstanding effective year ended
   December 31, 1999.
b/ Total return is not annualized.
c/ Annualized.
d/ Effective January 1,2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide of Investment Companies and began recording all paydown gains and losses as part of investment income and amortizing all premium and discount on fixed-income securities, as required. The effect of this change was follows:
------------------------------------------------------
Net investment income per share                         $(0.05)
Net realized an unrealized gain (losses) per share        0.05
Ratio of net investment income to average net assets     (0.54)%

Per share data and ratios for prior periods have not been restated to reflect this change in accounting policy.





                       See Notes to Financial Statements.

TEMPLETON INSTITUTIONAL FUNDS, INC.
EMERGING FIXED INCOME MARKETS SERIES
STATEMENT OF INVESTMENTS, JUNE 30, 2003 (UNAUDITED)

                                            Principal
                                             Amount/a               Value
-------------------------------------------------------------------------------
LONG TERM SECURITIES 90.0%
BRAZIL 17.3%
Republic of Brazil,
 8.00%, 4/15/14                            $ 307,853          $    271,872
 11.00%, 8/17/20                             310,003               284,619
                                                                ----------
                                                                   556,491
                                                                ----------
BULGARIA 3.9%
Republic of Bulgaria:
 FRN, 2.188%, 7/28/11                         45,120                42,864
 8.25%, 1/15/15                               70,000                83,965
                                                                ----------
                                                                   126,829
                                                                ----------
CHILE .2%
Republic of Chile, 7.125%, 1/11/12             5,000                 5,831
                                                                ----------

COLOMBIA 4.8%
Republic of Colombia:
 10.50%, 7/09/10                              34,000                39,355
 10.00%, 1/23/12                              21,000                23,638
 10.75%, 1/15/13                              60,000                69,855
 11.75%, 2/25/20                              18,000                22,460
                                                                ----------
                                                                   155,308
                                                                ----------

HUNGARY 1.7%
Government of Hungary, 8.50%, 10/12/05     13,000,000   HUF        55,953
                                                                ----------

MALAYSIA 5.0%
Government of Malaysia, 7.50%, 7/15/11       131,000               159,728
                                                                ----------
MEXICO 4.2%
United Mexican States,
  Reg S, 7.50%, 3/08/10                       40,000    EUR         51,327
  7.50%, 3/08/10                              30,000    EUR         38,495
  5.375%, 6/10/13                             20,000    EUR         22,184
  8.30%, 8/15/31                              20,000                23,100
                                                                 ---------
                                                                   135,106
                                                                 ---------
PANAMA 1.2%
Republic of Panama:
 8.875%, 9/30/27                              12,000                13,110
 9.375%, 4/01/29                              23,000                26,508
                                                                ----------
                                                                    39,618
                                                                 ---------

PERU 2.0%
Republic of Peru, FRN, 5.00%, 3/07/17         76,800                63,954
                                                                 ---------

PHILIPPINES 4.8%
Republic of Philippines,
 FRN, 2.063%, 6/01/08                         33,889                32,025
 9.125%, 2/22/10                              20,000   EUR          24,254
 9.00%, 2/15/13                                7,000                 7,508
 10.625%, 3/16/25                             76,000                89,395
                                                                 ----------
                                                                   153,182
                                                                 ----------

TEMPLETON INSTITUTIONAL FUNDS, INC.
EMERGING FIXED INCOME MARKETS SERIES
STATEMENT OF INVESTMENTS, JUNE 30, 2003 (UNAUDITED) (CONT.)

                                            Principal
                                             Amount/a               Value
-------------------------------------------------------------------------------
LONG TERM INVESTMENTS 90.0% (CONT.)
POLAND .3%
Republic of Poland, 6.25%, 7/03/12         $   9,000            $   10,449
                                                                 ---------

RUSSIA 22.0%
Federation of Russia,
 3.00%, 5/14/06                              200,000               194,750
 12.75% 6/24/28                              200,000               337,797
 Reg S, 7.50%, 3/31/30                       180,000               174,825
                                                                 ---------
                                                                   707,372
                                                                 ---------
SOUTH AFRICA 2.9%
Republic of South Africa,
 7.375%, 4/25/12                              62,000                71,691
 5.25%, 5/16/13                               10,000   EUR          11,067
 8.50%,6/23/17                                10,000                12,337
                                                                 ---------
                                                                    95,095
                                                                 ---------
SOUTH KOREA 4.2%
Korea Development Bank, 4.25%, 11/13/07      130,000               134,316
                                                                 ---------

THAILAND 1.5%
Kingdom of Thailand,
 4.125%, 2/12/08                             500,000   THB          13,255
 8.50%, 12/08/08                             100,000   THB           3,225
 4.80%, 4/09/10                            1,100,000   THB          31,071
                                                                 ---------
                                                                    47,551
                                                                 ---------

UKRAINE 3.4%
Republic of Ukraine, 10.00%, 3/15/07          89,600   EUR        109,658
                                                                 ---------

VENEZUELA 9.2%
Republic of Venezuela:
 FRN, 1.875% 12/18/07                        107,143                86,384
 9.25%, 9/15/27                              282,000               210,795
                                                                 ---------
                                                                   297,179
                                                                 ---------
VIETNAM 1.4%
Republic of Vietnam, 4.00%, 3/12/16           50,000               46,125
                                                                 ---------


TOTAL LONG TERM INVESTMENTS (COST $2,694,307)                    2,899,745
                                                                 ---------


                                                          Shares/
                                                         Principal
                                                          Amount/a              Value
-----------------------------------------------------------------------------------------

SHORT TERM INVESTMENT 2.8%
b/Franklin Institutional Fiduciary Trust
  Money Market Portfolio                    United States     65,267         $   65,267
  Thailand                                    Thailand     1,000,000   THB       23,641
                                                                             ------------
TOTAL SHORT TERM INVESTMENTS (COST $88,914)                                      88,908
                                                                             ------------
TOTAL INVESTMENTS (COST $2,783,221) 92.8%                                     2,988,653
OTHER ASSETS, LESS LIABILITIES 7.2%                                             233,268
                                                                             ------------
NET ASSETS 100.0%                                                            $3,221,921
                                                                             ============



CURRENCY ABBREVIATIONS:

EUR - European Unit
HUF -  Hungarian Forint
THB - Thailand Bhat

a/ The principal amount is stated in U.S. dollars unless otherwise indicated. b/ See Note 6 regarding investments in Franklin Institutional Fiduciary Trust Money Market Portfolio.

                       See Notes to Financial Statements

TEMPLETON INSTITUTIONAL FUNDS, INC.
EMERGING FIXED INCOME MARKETS SERIES
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003 (UNAUDITED)

Assets:
     Investments in securities:
       Cost                                                        $ 2,783,221
                                                                   -----------
       Value                                                         2,988,653
     Receivables:
       Investment securities sold                                      484,730
       Interest                                                         57,249
                                                                    ----------
         Total assets                                                3,530,632
                                                                    ==========
Liabilities:
  Payables:
     Investment securities purchased                                   286,224
     Affiliates                                                          7,740
  Other liablities                                                      14,747
                                                                    ----------
         Total liabilites                                              308,711
                                                                    ----------
Net assets, at value                                                $3,221,921
                                                                    ==========

Net assets consist of:
     Undistributed net investment income                            $   94,839
     Net unrealized appreciation (depreciation)                        205,432
     Accumulated net realized gain (loss)                             (103,812)
     Capital shares                                                  3,025,462
                                                                    ----------
Net assets, at value                                                $3,221,921
                                                                    ==========

Net asset value per share ($3,221,921/313,808 shares outstanding)       $10.27
                                                                        ======





                       SEE NOTES TO FINANCIAL STATEMENTS

TEMPLETON INSTITUTIONAL FUNDS, INC.
EMERGING FIXED INCOME MARKETS SERIES
FINANCIAL STATEMENTS (CONTINUED)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED0





Investment Income:
     Dividends                                       $     334
     Interest                                          117,517
                                                     ----------
       Total investment income                       $ 117,851
                                                     ----------
Expenses:
     Management fees (Note 3)                           10,440
     Administrative fees (Note 3)                        1,328
     Transfer agent fees (Note 3)                           50
     Custodian fees                                        400
     Report to shareholders                              1,400
     Registration and filing fees                        6,800
     Professional fees                                  10,300
     Directors' fees and expenses                        2,600
                                                      ---------
       Total expenses                                   33,318
       Expenses waived/paid by affiliate (Note 3)      (14,466)
                                                      --------
         Net expenses                                   18,852
                                                      --------
           Net investment income                        98,999
                                                      --------
Realized and unrealized gains (losses):
    Net realized gain (loss) from:
       Investments                                     142,371
       Foreign currency transactions                      (309)
                                                      ---------
         Net realized gain (loss)                      142,062

    Net unrealized appreciation (depreciation)
     on investments                                    123,392
                                                     ---------

Net realized and unrealized gain (loss)                265,454
                                                     ---------
Net increase (decrease) in net assets
  resulting from operations                           $364,453
                                                     =========



                        SEE NOTES TO FINANCIAL STATEMENT

TEMPLETON INSTITUTIONAL FUNDS, INC.
EMERGING FIXED INCOME MARKETS SERIES
FINANCIAL STATEMENTS (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)
AND THE YEAR ENDED DECEMBER 31, 2002


                                                                      SIX MONTHS ENDED
                                                                       JUNE 30, 2003        2002
                                                                  ----------------------------------------
Increase (decrease) in net assets:
  Operations:
     Net investment income                                             $   98,999       $  227,614
     Net realized gain (loss) from investments
       and foreign currency transactions                                  142,062           61,647
     Net unrealized appreciation (depreciation) on investments            123,392          (46,377)
                                                                  ----------------------------------------
          Net increase in net assets resulting from operations            364,453          242,884

  Distributions to shareholders from net investment income                 (3,604)        (232,049)
     Capital share transactions (Note 2)                                    3,604          232,049
                                                                  ----------------------------------------
          Net increase (decrease) in net assets                           364,453          242,884

Net assets:
  Beginning of period                                                   2,857,468         2,614,584
                                                                  ----------------------------------------
  End of period                                                        $3,221,921        $2,857,468
                                                                  ========================================
Undistributed net investment income included in net assets:
  End of period                                                        $   94,839        $     (556)
                                                                  ========================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

TEMPLETON INSTITUTIONAL FUNDS, INC.
EMERGING FIXED INCOME MARKETS SERIES
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) _

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Emerging Fixed Income Markets Series (the Fund) is a separate, non-diversified series of Templeton Institutional Funds, Inc. (the Company), which is an open-end investment company registered under the Investment Company Act of 1940. The Fund seeks high total return consisting of current income and capital appreciation through a flexible policy of investing at least 80% of total assets in debt securities in emerging market countries and entities organized for the purpose of restructuring securities issued by these issuers. The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Directors.

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of interest and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. FOREIGN CURRENCY CONTRACTS

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date. Realized and unrealized gains and losses are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts.

TEMPLETON INSTITUTIONAL FUNDS, INC.
EMERGING FIXED INCOME MARKETS SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)

D. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

E. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date.

Common expenses incurred by the Company are allocated among the funds comprising the Company based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each fund on a specific identification basis.

F. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G. GUARANTEES AND INDEMNIFICATION

Under the Fund's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2. CAPITAL STOCK

At June 30, 2003, there were 1.14 billion shares authorized ($0.01 par value) for the Company, of which 140 million have been classified as Fund shares. Transactions in the Fund's shares were as follows:


                                                       SIX MONTHS ENDED       YEAR ENDED
                                                         JUNE 30, 2003       DECEMBER 31, 2002
                                                   ------------------------------- ------------
                                                      SHARES    AMOUNT     SHARES    AMOUNT
                                                   ------------- ----------------- ------------
Shares issued on reinvestment of distributions         379     $3,604      25,669   $232,049
                                                   ------------- ----------------- ------------
Net increase (decrease)                                379     $3,604      25,669   $232,049
                                                   ============================================


Templeton Worldwide, Inc., a subsidiary of Franklin Resources, Inc. (an affiliate of the Fund's investment manager), is the record owner of 100% of the Fund shares as of June 30, 2003.

TEMPLETON INSTITUTIONAL FUNDS, INC.
EMERGING FIXED INCOME MARKETS SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Certain officers of the Company are also officers or directors of Templeton Investment Counsel, LLC (TIC), Franklin Templeton Services, LLC (FT Services), Franklin/Templeton Distributors, Inc. (Distributors), and Franklin/Templeton Investor Services, LLC (Investor Services), the Fund's investment manager, administrative manager, principal underwriter and transfer agent, respectively.

The Fund pays an investment management fee to TIC of 0.70% per year of the average daily net assets of the Fund. The Fund pays its allocated share of an administrative fee to FT Services based on the aggregate average daily net assets of certain funds within the Company as follows:

     ANNUALIZED
     FEE RATE     AVERAGE DAILY NET ASSETS
    ------------- --------------------------------------------------------------
      0.15%       First $200 million
      0.135%      Over $200 million, up to and including $700 million
      0.10%       Over $700 million, up to and including $1.2 billion
      0.075%      Over $1.2 billion

TIC and FT Services have agreed in advance to limit total expenses of the Fund to an annual rate of 1.25% of average daily net assets through June 30, 2003.

4. INCOME TAXES

At June 30, 2003, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

          Cost of investments                           $2,792,159
                                                        ----------
          Unrealized appreciation                          244,938
         Unrealized depreciation                           (48,444)
                                                        ----------
         Net unrealized appreciation (depreciation)     $  196,494
                                                        ----------

Net investment income and net realized gains differ for financial statement and tax purposes primarily due to differing treatments of wash sales, losses realized subsequent to October 31, on the sale of securities and foreign currencies, and bond discounts and premiums.

At December 31, 2002, the Fund had tax basis capital losses, which may be carried over to offset future capital gains. Such losses expire as follows:

       Capital loss carryover expiring in:

                       2007                   $ 190,452
                       2009                      42,295
                                              -----------
                                              $ 232,747
                                              -----------


At December 31, 2002, the Fund had deferred capital and currency losses occurring subsequent to October 31, 2002 of $8,544. For tax purposes, such losses will be reflected in the year ending December 31, 2003.

TEMPLETON INSTITUTIONAL FUNDS, INC.
EMERGING FIXED INCOME MARKETS SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the period ended June 30, 2003, aggregated $1,465,977 and $1,523,703, respectively.

6. INVESTMENT IN FRANKLIN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund), an open-end investment company managed by Franklin Advisers Inc. (an affiliate of the Fund's investment manager). Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management fees paid by the Sweep Money Fund. The Fund earned $334 of dividend income from investment in the Sweep Money Fund.

(BACK COVER)

This report must be preceded or accompanied by the current prospectus of the Templeton Institutional Funds, Inc. Emerging Fixed Income Markets Series, which contains more complete information, including risk factors, charges, and expenses. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political, and other factors, as well as investment decisions by the manager. The manager does not protect the Fund and its investors from such losses. Therefore, investors who cannot accept this risk should not invest in shares of the Fund.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded, and accessed. These calls can be determined by the presence of a regular beeping tone.

Principal Underwriter:

FRANKLIN TEMPLETON
DISTRIBUTORS, INC.
100 Fountain Parkway
P.O. Box 33030
St. Petersburg, Florida 33733-8030

INSTITUTIONAL SERVICES: 1-800-321-8563
FUND INFORMATION: 1-800-362-6243

ZT453 S 08/03

TEMPLETON INSTITUTIONAL FUNDS, INC.

TIFI

FOREIGN SMALLER COMPANIES SERIES
SEMIANNUAL REPORT

JUNE 30, 2003

TEMPLETON

--------------------------------------------------------------------------------
MUTUAL FUNDS, ANNUITIES, AND OTHER INVESTMENT PRODUCTS:

       o ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT;

       o ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK;

       o ARE SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.
--------------------------------------------------------------------------------



INVESTING IN DEVELOPING MARKETS INVOLVES SPECIAL CONSIDERATIONS, WHICH INCLUDE RISKS RELATED TO MARKET AND CURRENCY VOLATILITY, ADVERSE SOCIAL, ECONOMIC AND POLITICAL DEVELOPMENTS, AND THEIR RELATIVELY SMALL SIZE AND LESSER LIQUIDITY. THESE SPECIAL RISK CONSIDERATIONS ARE DISCUSSED IN THE FUND'S PROSPECTUS. THE FUND IS DESIGNED FOR THE AGGRESSIVE PORTION OF A WELL-DIVERSIFIED PORTFOLIO.

                        June 30, 2003



DEAR Shareholder:

                         We are pleased to bring you the semiannual report for
the Templeton Institutional Funds, Inc. (TIFI) Foreign Smaller Companies Series (the "Fund") covering the six-month period ended June 30, 2003. The period under review can be characterized as extremely volatile. As calendar year 2003 began, conditions remained challenging and unpredictable for the global equity markets, as renewed concerns about slowing economic growth and a heightened focus on geopolitical issues contributed, in our opinion, to market weakness. With the conclusion of the war in Iraq, however, international equity markets appeared to stabilize as geopolitical tensions eased and investor sentiment improved.


[PHOTO OF CINDY L. SWEETING OMITTED]

CINDY L. SWEETING, CFA
EXECUTIVE VICE PRESIDENT
DIRECTOR OF RESEARCH/PORTFOLIO MANAGER


[PHOTO OF SIMON RUDOLPH OMITTED]

SIMON RUDOLPH, ACA
EXECUTIVE VICE PRESIDENT
PORTFOLIO MANAGER


[PHOTO OF TUCKER SCOTT OMITTED]

TUCKER SCOTT, CFA
SENIOR VICE PRESIDENT
PORTFOLIO MANAGER

--------------------------------------------------------------------------------
                           TOTAL RETURNS AS OF 6/30/03

                                                    CUMULATIVE
                                                       SINCE
                                  SIX-MONTH          INCEPTION
                                CUMULATIVE*1       (10/21/02)1,2
TIFI Foreign Smaller
Companies Series                   14.16%             15.30%
Citigroup Global
ex-U.S. <$2 Billion Index 3        19.74%             20.57%

* Not annualized

1 Past fee waivers by the Fund's manager and administrator increased the Fund's total returns. Without these waivers, the Fund's total returns would have been lower.

2 Cumulative total return represents the change in value of an investment over the indicated periods.

3 Source: Citigroup. Citigroup Global ex-U.S. less than $2 Billion Index is an equity index calculated by Citigroup. The index measures the small stock component of the Citigroup Global Equity Index, which includes developed and emerging market countries globally, excluding the U.S. Within each country, those stocks falling under two billion dollar market capitalization of the available market capital in each country forms the universe. The unmanaged index measures the total returns (gross dividends are reinvested) of small capitalization equity securities. The securities in the index are float weighted.

Indices are unmanaged, do not contain cash and do not include management or operating expenses. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

All calculations assume reinvestment of distributions at net asset value. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the economic, social, and political climates of the countries where the Fund invests. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. You may have a gain or loss when you sell your shares. Past performance is not predictive of future results.

The performance figures do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
--------------------------------------------------------------------------------


The dollar value, number of shares or principal value, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments
(SOI). The SOI begins on page 7.


             -----------------------------------------------------
             NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE
             -----------------------------------------------------

                                SEMIANNUAL REPORT

                                                                   CONTINUED ...

TEMPLETON INSTITUTIONAL FUNDS, INC. FOREIGN SMALLER COMPANIES SERIES
LETTER CONTINUED................................................................




                         While we believe that the volatility of many equity
markets reached extreme levels, we were able to acquire several companies that we had been monitoring, but had previously not purchased purely on a valuation basis. We will continue to seek to use volatility prudently by applying our long-held investment philosophy: buying when others are selling due to undue pessimism, and selling when others are buying due to misplaced optimism.

                         Within this demanding environment, the Fund posted a
six-month total return of 14.16%, which compares with the Fund's benchmark, the Citigroup Global ex-U.S. less than $2 Billion Index1, which returned 19.74% for the same period. During the first half of 2003, we concentrated on opportunities in the world's out-of-favor sectors, including industrials and consumer cyclicals, and certain select companies. We also focused our attention on long-term opportunities rather than speculating on short-term market movements. Patient and disciplined value investing has been Templeton's hallmark for many years, and it is appropriate to emphasize that this philosophy continues to drive our stock selection process.

                         During the period under review, the Fund benefited from
the strong performance of several stocks. For instance, the Fund held shares of Danske Traelast, the leading importer and distributor of building materials in the Nordic region. Danske Traelast sells wood products, plumbing, and home and garden products through its outlets and do-it-yourself stores. The company benefited during the period from the implementation of a successful cost reduction program. By the end of the reporting period, we had sold our holdings in Danske Traelast as its share price was trading in excess of our estimate of its intrinsic value. In Hong Kong, we held Techtronic Industries, which appreciated strongly during the period.





                       GEOGRAPHIC DISTRIBUTION ON 6/30/03
               (EQUITY ASSETS AS A PERCENTAGE OF TOTAL NET ASSETS)

                               [PIE CHART OMITTED]

           Europe                                               32.6%
           Asia                                                 24.3%
           North America                                        10.8%
           Australia & New Zealand                               7.3%
           Latin America                                         3.5%
           Middle-East/Africa                                    1.3%
           Short-Term Investments & Other Net Assets            20.2%




                        FUND ASSET ALLOCATION ON 6/30/03
                              [PIE CHART OMITTED]

               EQUITY*                                     79.8%
               SHORT-TERM INVESTMENTS & OTHER NET ASSETS   20.2%



1 Source: Citigroup. Citigroup Global ex-U.S. less than $2 Billion Index is an equity index calculated by Citigroup. The index measures the small stock component of the Citigroup Global Equity Index, which includes developed and emerging market countries globally excluding the U.S. Within each country, those stocks falling under two billion dollar market capitalization of the available market capital in each country forms the universe. The unmanaged index measures the total returns (gross dividends are reinvested) of small capitalization equity securities. The securities in the index are float weighted.




2    SEMIANNUAL REPORT

.................................................................................


Techtronic Industries is the world leader in a design, engineering, manufacturing, and marketing of power tools. In our view, the company possesses state of the art manufacturing facilities and leading product technologies in addition to an active and productive research and development department.

                         In Japan, we remain selective and more interested in
newer, more entrepreneurial companies, while continuing to be cautious about the overall economic fundamentals and ongoing banking problems in that country. In Korea, we purchased Bank of Pusan and Daegu Bank, both of which historically have been highly profitable small cap regional banks.

                         In Europe, many businesses continue to focus on core
operations and cost-cutting potential. In the United Kingdom, we purchased Brambles Industries PLC. Brambles is a global support services company that operates in 40 countries. The company operates in three divisions: CHEP, its pallet and plastic container pooling operation; Cleanway, comprising integrated waste management services; and Recall, the company's information management division.

                         Another European company that we added to the portfolio
was Gjensidige Nor ASA, the parent company of a Norwegian financial group. The group's business activities include traditional and corporate banking, life insurance, and pension operations.

                         It is important to note that there are special risks
associated with foreign investments in smaller companies, and these risks are heightened in emerging markets. These include political, social and economic uncertainties, price volatility, illiquidity, currency fluctuation and limited product lines, markets, or financial and management resources. In addition, emerging markets are relatively small and less liquid. Investing





                       INDUSTRY DIVERSIFICATION ON 6/30/03
               (EQUITY ASSETS AS A PERCENTAGE OF TOTAL NET ASSETS)

                      Industrials                      20.4%

                      Short-Term Investment &
                      Other Net Assets                 20.2%

                      Consumer Discretionary           20.1%

                      Financials                       10.5%

                      Information Technology            9.9%

                      Health Care                       6.0%

                      Consumer Staples                  5.2%

                      Materials                         4.8%

                      Energy                            2.2%

                      Telecommunication Services        0.7%



                     10 LARGEST EQUITY POSITIONS ON 6/30/03
                        (PERCENTAGE OF TOTAL NET ASSETS)

                  Techtronic Industries Co. Ltd.         1.9%

                  ATI Technologies Inc.                  1.8%

                  Vestas Wind Systems AS                 1.7%

                  Fountain Set Holdings Ltd.             1.7%

                  Fisher & Paykel Healthcare Corp. Ltd.  1.6%

                  Vedior NV                              1.6%

                  Meitec Corp.                           1.5%

                  Iluka Resources Ltd.                   1.4%

                  North West Company Fund                1.4%

                  Laurentian Bank of Canada              1.4%





                                                             SEMIANNUAL REPORT 3

TEMPLETON INSTITUTIONAL FUNDS, INC. FOREIGN SMALLER COMPANIES SERIES
LETTER CONTINUED................................................................



--------------------------------------------------------------------------------
TEMPLETON FOREIGN SMALLER COMPANIES SERIES
TOTAL RETURN INDEX COMPARISON 1
$5,000,000 INVESTMENT: 10/21/02 - 6/30/03

[LINE GRAPH OMITTED]

          TIFI - FOREIGN SMALLER COMPANIES SERIES       SALOMON GLOBAL EX US < 2 BILLION
INCEPT    $5,000,000                                    $5,000,000
OCT-02    $5,060,000                                    $4,879,353
NOV-02    $5,160,000                                    $5,057,451
DEC-02    $5,050,000                                    $5,034,692
JAN-03    $4,895,000                                    $5,038,719
FEB-03    $4,730,000                                    $4,984,804
MAR-03    $4,750,000                                    $4,923,491
APR-03    $5,110,000                                    $5,281,921
MAY-03    $5,535,000                                    $5,735,427
JUN-03    $5,765,000                                    $6,028,508

Periods ended June 30, 2003

                                          CUMULATIVE
                                            SINCE
                              SIX-        INCEPTION
                          MONTH*, 1,2   (10/21/02) 1,2
TIFI Foreign Smaller
Companies Series             14.16%         15.30%

NOT ANNUALIZED

1 PAST FEE WAIVERS BY THE FUND'S MANAGER AND ADMINISTRATOR INCREASED THE FUND'S TOTAL RETURNS. WITHOUT THESE WAIVERS, THE FUND'S TOTAL RETURNS WOULD HAVE BEEN LOWER.

2 CUMULATIVE TOTAL RETURN REPRESENTS THE CHANGE IN VALUE OF AN INVESTMENT OVER THE INDICATED PERIODS.

3 SOURCE: CITIGROUP. CITIGROUP GLOBAL EX-U.S. LESS THAN $2 BILLION INDEX IS AN EQUITY INDEX CALCULATED BY CITIGROUP. THE INDEX MEASURES THE SMALL STOCK COMPONENT OF THE CITIGROUP GLOBAL EQUITY INDEX, WHICH INCLUDES DEVELOPED AND EMERGING MARKET COUNTRIES GLOBALLY EXCLUDING THE U.S. WITHIN EACH COUNTRY, THOSE STOCKS FALLING UNDER TWO BILLION DOLLAR MARKET CAPITALIZATION OF THE AVAILABLE MARKET CAPITAL IN EACH COUNTRY FORMS THE UNIVERSE. THE UNMANAGED INDEX MEASURES THE TOTAL RETURNS (GROSS DIVIDENDS ARE REINVESTED) OF SMALL CAPITALIZATION EQUITY SECURITIES. THE SECURITIES IN THE INDEX ARE FLOAT WEIGHTED.

INDICES ARE UNMANAGED, DO NOT CONTAIN CASH AND DO NOT INCLUDE MANAGEMENT OR OPERATING EXPENSES. ONE CANNOT INVEST DIRECTLY IN AN INDEX, NOR IS AN INDEX REPRESENTATIVE OF THE FUND'S PORTFOLIO.

ALL CALCULATIONS ASSUME REINVESTMENT OF DISTRIBUTIONS AT NET ASSET VALUE. SINCE MARKETS CAN GO DOWN AS WELL AS UP, INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE WITH MARKET CONDITIONS, CURRENCY VOLATILITY AND THE ECONOMIC, SOCIAL AND POLITICAL CLIMATES OF THE COUNTRIES WHERE THE FUND INVESTS. EMERGING MARKETS INVOLVE HEIGHTENED RISKS RELATED TO THE SAME FACTORS, IN ADDITION TO THOSE ASSOCIATED WITH THEIR RELATIVELY SMALL SIZE AND LESSER LIQUIDITY. YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

THE PERFORMANCE FIGURES DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
--------------------------------------------------------------------------------





in any emerging market means accepting a certain amount of volatility and, in some cases, the consequences of severe market corrections. For example, the MSCI Mexico Free Index has increased 31.42% in U.S. dollar terms since June 1992, but has suffered numerous declines of more than 15% during that time.2 The short-term price volatility of smaller companies and emerging markets can be disconcerting and substantial declines are not unusual in emerging markets. The special risks of investing in smaller companies and emerging markets, as well as other considerations, are discussed in the Fund's prospectus.

                         We remain focused on our analysis of the quality of the
holdings, the attractive valuation of the portfolio, and the long-term appreciation potential. Thank you for investing in the Fund. We appreciate your support and confidence in our investment process.

Sincere ly,
/S/ CINDY L. SWEETING
Cindy L. Sweeting

/S/ SIMON RUDOLPH
Simon Rudolph

/S/ TUCKER SCOTT
Tucker Scott

PORTFOLIO MANAGEMENT TEAM
TIFI FOREIGN SMALLER COMPANIES SERIES





2 Source: Mexico Bolsa Index. Based on quarterly percentage price change since June 30, 1992 through June 30, 2003. Market return is measured in U.S. dollars and does not include reinvested dividends.




4    SEMIANNUAL REPORT

.................................................................................


CINDY L. SWEETING, CFA, Director of Research and Executive Vice President of Templeton Investment Counsel, LLC, joined Templeton in 1997 and has 20 years of experience in the investment industry. Ms. Sweeting is the lead portfolio manager for the Templeton International Smaller Companies Fund and co-manages several other small cap mutual funds and separate accounts. She also has portfolio management responsibility for significant international institutional portfolios.

SIMON RUDOLPH, ACA, Executive Vice President of Franklin Templeton Investments
(Asia) Limited, joined Templeton in 1997. Mr. Rudolph currently has research responsibility for Japanese banks, beverages, food, and household products, as well as joint coverage of the small cap consumer goods industries. Mr. Rudolph also has country research coverage of India and Japan. He manages Asia-specific mandates, small cap mutual funds and separate accounts, and international and global institutional portfolios.

TUCKER SCOTT, CFA, Senior Vice President of Templeton Investment Counsel, LLC, joined the Templeton organization in 1996 and currently has responsibility for institutional and retail accounts. Mr. Scott's global research responsibilities include Internet software and services as well as commercial services. He also co-manages several small cap mutual funds and separate accounts and researches small cap stocks in support of those portfolios.



THIS DISCUSSION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF JUNE 30, 2003, THE END OF THE REPORTING PERIOD. OUR STRATEGIES AND THE FUND'S PORTFOLIO COMPOSITION WILL CHANGE DEPENDING ON MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE BUT THE ADVISER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.




                                                             SEMIANNUAL REPORT 5

TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN SMALLER COMPANIES SERIES
Financial Highlights

                                                                    SIX MONTHS ENDED PERIOD ENDED
                                                                      JUNE 30, 2003    DEC. 31,
                                                                       (UNAUDITED)      2002 C
                                                                    -----------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ...........................            $10.10     $10.00
                                                                    -----------------------------
Income from investment operations:
 Net investment income (loss)a .................................               .18       (.01)
 Net realized and unrealized gains (losses) ....................              1.25        .11
                                                                    -----------------------------
Total from investment operations ...............................              1.43        .10
                                                                    -----------------------------
Net asset value, end of period .................................            $11.53     $10.10
                                                                    -----------------------------
Total returnb ..................................................            14.16%      1.00%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ..............................           $21,260     $6,195
Ratios to average net assets:
 Expenses ......................................................              .95%d      .95%d
 Expenses, excluding waiver and payments by affiliate ..........             2.02%d     7.71%d
 Net investment gain (loss) ....................................             3.53%d    (.55)%d
Portfolio Turnover..............................................             3.70%        --


a Based on average weighted shares outstanding.
b Total return is not annualized for periods less than one year.
c For the period October 21, 2002 (inception date) to December 31, 2002. d Annualized.


                       See notes to financial statements.




6    SEMIANNUAL REPORT

TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN SMALLER COMPANIES SERIES
STATEMENT OF INVESTMENTS, JUNE 30, 2003 (UNAUDITED)




                                                                                      COUNTRY     SHARES     VALUE
--------------------------------------------------------------------------------------------------------------------
     COMMON STOCKS 78.0%
     AUTO COMPONENTS 1.2%
     Linamar Corp. .............................................................       Canada      38,810 $  261,763
                                                                                                          ----------
     AUTOMOBILES .8%
     Tata Engineering & Locomotive Co. Ltd., GDR ...............................        India      39,030    163,145
                                                                                                          ----------
     BEVERAGES .4%
     Grupo Continental SA ......................................................       Mexico      55,690     87,350
                                                                                                          ----------
     CHEMICALS 1.6%
     Gurit Heberlein AG, Br. ...................................................     Switzerland      420    207,744
     Yule Catto & Company PLC ..................................................   United Kingdom  21,310    131,515
                                                                                                          ----------
                                                                                                             339,259
                                                                                                          ----------
     COMMERCIAL BANKS 6.3%
     Banca Popolare di Verona e SCRL ...........................................        Italy      13,050    178,334
     Bank of Pusan .............................................................     South Korea   37,050    154,310
     Daegu Bank Co. Ltd. .......................................................     South Korea   38,240    152,864
     Dah Sing Financial Holdings Ltd. ..........................................      Hong Kong    49,200    244,797
     Gjensidige NOR ASA ........................................................       Norway       1,360     47,573
     Laurentian Bank of Canada .................................................       Canada      15,050    289,204
     Wing Hang Bank Ltd. .......................................................      Hong Kong    42,000    154,306
     Wing Lung Bank Ltd. .......................................................      Hong Kong    29,000    122,721
                                                                                                          ----------
                                                                                                           1,344,109
                                                                                                          ----------
     COMMERCIAL SERVICES & SUPPLIES 7.9%
     Arcadis NV ................................................................     Netherlands   17,400    176,236
     Brambles Industries PLC ...................................................   United Kingdom  61,600    166,704
     Chubb PLC .................................................................   United Kingdom 153,190    190,852
     Meitec Corp. ..............................................................        Japan      10,500    319,176
     Observer AB ...............................................................       Sweden      71,880    268,485
     Tokyo Individualized Educational Institute Inc. ...........................        Japan       9,300     66,608
     Transcontinental Inc., B ..................................................       Canada      10,450    149,972
     Vedior NV .................................................................     Netherlands   36,560    331,253
                                                                                                          ----------
                                                                                                           1,669,286
                                                                                                          ----------
     COMPUTERS & PERIPHERALS 1.8%
    aATI Technologies Inc. .....................................................       Canada      39,710    391,620
                                                                                                          ----------
     CONSTRUCTION & ENGINEERING .4%
     Grupo Dragados SA .........................................................        Spain       4,493     90,447
                                                                                                          ----------
     DISTRIBUTORS .3%
     Li & Fung Ltd. ............................................................      Hong Kong    50,000     64,438
                                                                                                          ----------
     DIVERSIFIED FINANCIAL SERVICES 3.3%
     D. Carnegie & Co. AB ......................................................       Sweden      31,510    230,274
     North West Company Fund ...................................................       Canada      17,090    295,074
     Vontobel Holding AG .......................................................     Switzerland   10,170    164,801
                                                                                                          ----------
                                                                                                             690,149
                                                                                                          ----------
     DIVERSIFIED TELECOMMUNICATION SERVICES .7%
     Asia Satellite Telecommunications Holdings Ltd. ...........................      Hong Kong    88,500    145,833
                                                                                                          ----------
     ELECTRICAL EQUIPMENT 4.4%
    aDraka Holding NV ..........................................................     Netherlands   12,270    118,218
     Halla Climate Control Co. Ltd. ............................................     South Korea    4,260    203,282
     Kidde PLC .................................................................   United Kingdom 182,540    256,034
     Vestas Wind Systems AS ....................................................       Denmark     31,790    363,589
                                                                                                          ----------
                                                                                                             941,123
                                                                                                          ----------
     ELECTRONIC EQUIPMENT & INSTRUMENTS 4.9%
     Barco NV ..................................................................       Belgium      3,018    180,565
     Dae Duck Electronics Co. Ltd. .............................................     South Korea   26,190    226,929
    aGSI Lumonics Inc. .........................................................       Canada      35,570    239,919
    aOrbotech Ltd. .............................................................       Israel      17,070    283,874
     Samsung Electro-Mechanics Co. .............................................     South Korea    3,590    117,964
                                                                                                          ----------
                                                                                                           1,049,251
                                                                                                          ----------



                                                             SEMIANNUAL REPORT 7

TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN SMALLER COMPANIES SERIES
STATEMENT OF INVESTMENTS, JUNE 30, 2003 (UNAUDITED) (CONT.)




                                                                                      COUNTRY     SHARES     VALUE
--------------------------------------------------------------------------------------------------------------------
     COMMON STOCKS (CONT.)
     ENERGY EQUIPMENT & SERVICES 1.8%
     IHC Caland NV .............................................................     Netherlands    3,800 $  194,013
    aPrecision Drilling Corp. ..................................................       Canada       5,040    188,506
                                                                                                          ----------
                                                                                                             382,519
                                                                                                          ----------
     FOOD & STAPLES RETAILING .9%
     Sobeys Inc. ...............................................................       Canada       7,450    197,113
                                                                                                          ----------
     FOOD PRODUCTS 3.8%
     Geest PLC .................................................................   United Kingdom  29,340    228,519
     Kikkoman Corp. ............................................................        Japan      26,000    171,709
     Lindt & Spruengli Chocolate Works Ltd. ....................................     Switzerland      330    202,208
     Want Want Holdings Ltd. ...................................................      Singapore   270,000    210,600
                                                                                                          ----------
                                                                                                             813,036
                                                                                                          ----------
     HEALTH CARE EQUIPMENT & SUPPLIES 2.2%
     Fisher & Paykel Healthcare Corp. Ltd. .....................................     New Zealand   48,130    347,994
     Moulin International Holdings Ltd. ........................................      Hong Kong   232,000    115,284
                                                                                                          ----------
                                                                                                             463,278
                                                                                                          ----------
     HEALTH CARE PROVIDERS & SERVICES 2.5%
     Celesio AG ................................................................       Germany      4,710    182,816
     Mayne Group Ltd. ..........................................................      Australia    85,420    156,966
     OPG Groep NV ..............................................................     Netherlands    6,430    195,453
                                                                                                          ----------
                                                                                                             535,235
                                                                                                          ----------
     HOTELS RESTAURANTS & LEISURE 1.3%
     Kuoni Reisen Holding AG, B ................................................     Switzerland       80     20,553
     Sol Melia SA ..............................................................        Spain      48,520    258,533
                                                                                                          ----------
                                                                                                             279,086
                                                                                                          ----------
     HOUSEHOLD DURABLES 4.2%
    aCorporacion Geo SA, B .....................................................       Mexico      92,640    271,466
     Sangetsu Co. Ltd. .........................................................        Japan      13,300    214,439
     Techtronic Industries Co. Ltd. ............................................      Hong Kong   244,000    409,892
                                                                                                          ----------
                                                                                                             895,797
                                                                                                          ----------
     INDUSTRIAL CONGLOMERATES 1.1%
     Aalberts Industries NV ....................................................     Netherlands   13,820    242,815
                                                                                                          ----------
     INSURANCE 1.0%
    aPromina Group Ltd. ........................................................      Australia   128,560    203,476
                                                                                                          ----------
     IT SERVICES .6%
     Satyam Computers Services Ltd., ADR .......................................        India      12,150    120,649
                                                                                                          ----------
     LEISURE EQUIPMENT & PRODUCTS 1.2%
     Amer Group Ltd., A ........................................................       Finland      8,070    246,694
                                                                                                          ----------
     MACHINERY 2.4%
     KCI Konecranes International PLC ..........................................       Finland      4,240    104,684
     Metso OYJ .................................................................       Finland     23,450    208,700
     SIG Holding AG ............................................................     Switzerland    1,420    161,441
    aSwisslog Holding AG .......................................................     Switzerland    8,270     27,413
                                                                                                          ----------
                                                                                                             502,238
                                                                                                          ----------
     MEDIA 2.9%
     APN News & Media Ltd. .....................................................      Australia   118,510    278,176
     SCMP Group Ltd. ...........................................................      Hong Kong   134,000     52,839
     Torstar Corp., B ..........................................................       Canada      14,260    289,136
                                                                                                          ----------
                                                                                                             620,151
                                                                                                          ----------
     METALS & MINING 2.6%
     Iluka Resources Ltd. ......................................................      Australia   112,010    304,234
     Sons of Gwalia Ltd. .......................................................      Australia   165,330    255,021
                                                                                                          ----------
                                                                                                             559,255
                                                                                                          ----------



8    SEMIANNUAL REPORT

TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN SMALLER COMPANIES SERIES
STATEMENT OF INVESTMENTS, JUNE 30, 2003 (UNAUDITED) (CONT.)



                                                                                      COUNTRY     SHARES     VALUE
--------------------------------------------------------------------------------------------------------------------
     COMMON STOCKS (CONT.)
     MULTILINE RETAIL .3%
     Galeries Lafayette SA .....................................................       France         440 $    59,673
                                                                                                          -----------
     OFFICE ELECTRONICS .1%
    aSeiko Epson Corp. .........................................................        Japan         700      20,812
                                                                                                          -----------
     OIL & GAS .4%
     PTT Public Co. Ltd., fgn. .................................................      Thailand     51,500      85,752
                                                                                                          -----------
     PHARMACEUTICALS 1.3%
     Ono Pharmaceutical Co. Ltd. ...............................................        Japan       5,000     154,903
     Orion Yhtyma OYJ B ........................................................       Finland      6,790     112,672
                                                                                                          -----------
                                                                                                              267,575
                                                                                                          -----------
     ROAD & RAIL 2.1%
     Avis Europe PLC ...........................................................   United Kingdom 132,160     204,997
     Transportes Azkar SA ......................................................        Spain      42,470     245,317
                                                                                                          -----------
                                                                                                              450,314
                                                                                                          -----------
     SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1.9%
     ASM Pacific Technology Ltd. ...............................................      Hong Kong    83,000     242,673
     Jenoptik AG ...............................................................       Germany     12,360     159,679
                                                                                                          -----------
                                                                                                              402,352
                                                                                                          -----------
     SOFTWARE .6%
    aThiel Logistik AG .........................................................     Luxembourg    31,250     127,396
                                                                                                          -----------
     SPECIALTY RETAIL 2.9%
     Burberry Group PLC ........................................................   United Kingdom  43,250     176,994
     Giordano International Ltd. ...............................................      Hong Kong   724,000     225,143
     W.H. Smith PLC ............................................................   United Kingdom  37,020     219,917
                                                                                                          -----------
                                                                                                              622,054
                                                                                                          -----------
     TEXTILES APPAREL & LUXURY GOODS 3.9%
     Fountain Set Holdings Ltd. ................................................      Hong Kong   404,000     360,060
     Lerado Group Holdings Co. Ltd. ............................................      Hong Kong 1,539,186     256,592
     Texwinca Holdings Ltd. ....................................................      Hong Kong   255,000     202,740
                                                                                                          -----------
                                                                                                              819,392
                                                                                                          -----------
     TRANSPORTATION INFRASTRUCTURE 2.0%
     Grupo Aeroportuario del Sureste SA de CV, ADR .............................       Mexico      16,750     245,052
     Japan Airport Terminal Co. Ltd. ...........................................        Japan      32,000     184,685
                                                                                                          -----------
                                                                                                              429,737
                                                                                                          -----------
     TOTAL COMMON STOCKS (COST $14,449,212) ....................................                           16,584,172
                                                                                                          -----------
     PREFERRED STOCKS 1.8%
     Aracruz Celulose SA, ADR, pfd. ............................................       Brazil       6,180     130,151
     Hugo Boss AG, pfd. ........................................................       Germany     16,630     246,544
                                                                                                          -----------
     TOTAL PREFERRED STOCKS (COST $324,563) ....................................                              376,695
                                                                                                          -----------
     TOTAL INVESTMENTS (COST $14,773,775) 79.8% ................................                           16,960,867
     OTHER ASSETS, LESS LIABILITIES 20.2% ......................................                            4,299,443
                                                                                                          -----------
     NET ASSETS 100.0% .........................................................                          $21,260,310
                                                                                                          -----------


a Non-income producing.

                       See notes to financial statements.



                                                             SEMIANNUAL REPORT 9

TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN SMALLER COMPANIES SERIES
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003 (UNAUDITED)


Assets:
 Investments in securities:
  Cost ................................................................................  $14,773,775
                                                                                         -----------
  Value ...............................................................................   16,960,867
 Cash .................................................................................    4,144,195
 Receivables:
  Capital shares sold .................................................................      898,400
  Dividends ...........................................................................       19,330
  Offering costs ......................................................................       10,319
                                                                                         -----------
      Total assets ....................................................................   22,033,111
                                                                                         -----------
Liabilities:
 Payables:
  Investment securities purchased .....................................................      763,731
  Affiliates ..........................................................................          586
 Other liabilities ....................................................................        8,484
                                                                                         -----------
      Total liabilities ...............................................................      772,801
                                                                                         -----------
Net assets, at value ..................................................................  $21,260,310
                                                                                         -----------
Net assets consist of:
  Undistributed net investment income .................................................  $   208,388
  Net unrealized appreciation (depreciation) ..........................................    2,187,231
  Accumulated net realized gain (loss) ................................................       85,884
  Capital shares ......................................................................   18,778,807
                                                                                         -----------
Net assets, at value ..................................................................  $21,260,310
                                                                                         -----------
Net asset value per share ($21,260,310 / 1,843,471 shares outstanding) ................       $11.53
                                                                                         -----------



                                            See notes to financial statements.



10    SEMIANNUAL REPORT

TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN SMALLER COMPANIES SERIES
Financial Statements (CONTINUED)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED TO JUNE 30, 2003 (UNAUDITED)


Investment Income:
 (net of foreign taxes of $31,502)
 Dividends ..........................................................................  $  265,249
 Interest ...........................................................................         104
                                                                                       ----------
       Total investment income ......................................................     265,353
                                                                                       ----------
Expenses:
 Management fees (Note 3) ...........................................................      44,149
 Administrative fees (Note 3) .......................................................      11,709
 Transfer agent fees (Note 3) .......................................................       2,500
 Custodian fees .....................................................................       1,200
 Reports to shareholders ............................................................       5,700
 Registration and filing fees .......................................................       7,100
 Amortization of offering costs (Note 1f) ...........................................      27,720
 Professional fees ..................................................................      13,700
 Directors' fees and expenses .......................................................       6,000
 Other ..............................................................................         150
                                                                                       ----------
       Total expenses ...............................................................     119,928
          Expenses waived/paid by affiliate (Note 3) ................................     (64,002)
                                                                                       ----------
             Net expenses ...........................................................      55,926
                                                                                       ----------
                Net investment income ...............................................     209,427
                                                                                       ----------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments .......................................................................      85,919
  Foreign currency transactions .....................................................         497
                                                                                       ----------
       Net realized gain (loss) .....................................................      86,416
 Net unrealized appreciation (depreciation) on:
  Investments .......................................................................   2,186,237
  Translation of assets and liabilities denominated in foreign currencies ...........       6,134
                                                                                       ----------
       Net unrealized appreciation (depreciation) ...................................   2,192,371
                                                                                       ----------
Net realized and unrealized gain (loss) .............................................   2,278,787
                                                                                       ----------
Net increase (decrease) in net assets resulting from operations .....................  $2,488,214
                                                                                       ----------


                       See notes to financial statements.


                                                            SEMIANNUAL REPORT 11

TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN SMALLER COMPANIES SERIES
Financial Statements (CONTINUED)

STATEMENT OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)
AND THE PERIOD OCTOBER 21, 2002 (INCEPTION DATE) TO DECEMBER 31, 2002

                                                                                                          SIX MONTHS   PERIOD ENDED
                                                                                                        ENDED JUNE 30, DECEMBER 31,
                                                                                                             2003          2002
                                                                                                        ----------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ..............................................................................  $   209,427    $   (3,101)
  Net realized gain (loss) from investments and foreign currency transactions ........................       86,416        (1,858)
  Net unrealized appreciation (depreciation) on investments and translation of assets and
  liabilities denominated in foreign currencies ......................................................    2,192,371        (5,140)
                                                                                                        ----------------------------
     Net increase (decrease) in net assets resulting from operations .................................    2,488,214       (10,099)

Capital share transactions (Note 2) ..................................................................   12,577,215     6,204,980
                                                                                                        ----------------------------
     Net increase (decrease) in net assets ...........................................................   15,065,429     6,194,881

Net assets:
 Beginning of period .................................................................................    6,194,881            --
                                                                                                        ----------------------------
 End of period .......................................................................................  $21,260,310    $6,194,881
                                                                                                        ----------------------------

Undistributed net investment income included in net assets:
 End of period .......................................................................................  $   208,388    $   (1,039)
                                                                                                        ----------------------------


                                            See notes to financial statements.




12    SEMIANNUAL REPORT

TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN SMALLER COMPANIES SERIES
Notes to Financial Statements (unaudited)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Foreign Smaller Companies Series (the Fund) is a separate, diversified series of Templeton Institutional Funds, Inc. (the Company), which is an open-end investment company registered under the Investment Company Act of 1940. The Fund seeks long-term capital growth. Under normal conditions, the Fund invests at least 80% of its net assets in the equity securities of smaller companies located outside the United States, including emerging markets. The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the last reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Directors.

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. FOREIGN CURRENCY CONTRACTS

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date. Realized and unrealized gains and losses are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts.

D. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

E. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Common expenses incurred by the Company are allocated among the funds comprising the Company based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each fund on a specific identification basis.

F. OFFERING COSTS

Offering costs are amortized on a straight line basis over twelve months.



                                                            SEMIANNUAL REPORT 13

TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN SMALLER COMPANIES SERIES
Notes to Financial Statements (unaudited) (CONTINUED)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)

G. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period.
Actual results could differ from those estimates.

H. GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
However, based on experience, the Fund expects the risk of loss to be remote.


2. CAPITAL STOCK

At June 30, 2003, there were 1.14 billion shares authorized ($0.01 par value) for the Company, of which 60 million have been classified as Fund shares. Transactions in the Fund's shares were as follows:

                                                    SIX MONTHS ENDED               PERIOD ENDED
                                                      JUNE 30, 2003              DECEMBER 31, 2002
                                                ---------------------------------------------------
                                                   SHARES      AMOUNT          SHARES      AMOUNT
                                                ---------------------------------------------------
Shares sold ..................................  1,242,952  $12,706,015        613,135   $ 6,204,980
Shares redeemed ..............................    (12,616)    (128,800)            --            --
                                                ---------------------------------------------------
Net increase (decrease) ......................  1,230,336  $12,577,215        613,135   $ 6,204,980
                                                ---------------------------------------------------

3. TRANSACTIONS WITH AFFILIATES

Certain officers of the Company are also officers or directors of Templeton Investment Counsel, LLC (TIC), Franklin Templeton Services, LLC (FT Services), Franklin/Templeton Distributors, Inc. (Distributors), and Franklin/Templeton Investor Services, LLC (Investor Services), the Fund's investment manager, administrative manager, principal underwriter and transfer agent, respectively.

The Fund pays an investment management fee to TIC of .75% per year of the average daily net assets of the Fund. The Fund pays an administrative fee to FT Services of .20% per year of the Fund's average daily net assets.

The investment manager and administrator have agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Fund so that the total Fund operating expenses do not exceed .95% of the average daily operating net assets, through December 31, 2003, as noted in the Statement of Operations.


4. INCOME TAXES

At June 30, 2003, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

           Cost of investments................................. $14,773,775
                                                                -----------
           Unrealized appreciation ............................   2,423,259
           Unrealized depreciation ............................    (236,167)
                                                                -----------
           Net unrealized appreciation (depreciation) ......... $ 2,187,092
                                                                -----------

Net investment income and net realized gains differ for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions, losses realized subsequent to October 31 on the sale of foreign currencies, and organization and offering costs.

At December 31, 2002, the Fund had deferred foreign currency losses occurring subsequent to October 31, 2002 of $532. For tax purposes, such losses will be reflected in the year ending December 31, 2003.




14    SEMIANNUAL REPORT

TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN SMALLER COMPANIES SERIES
Notes to Financial Statements (unaudited) (CONTINUED)


5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the period ended June 30, 2003 aggregated $10,347,023 and $359,412, respectively.


6. CONCENTRATION OF CREDIT RISK

At June 30, 2003, the Fund had cash deposits held with J.P. Morgan Chase & Co., the Fund's custodian, representing 19.5% of net assets.




                                                            SEMIANNUAL REPORT 15

                       This page intentionally left blank.

 ----------------------
       PRSRT STD
     U.S. POSTAGE
         PAID
 So. San Francisco, CA
    Permit No. 655
 ----------------------



This report must be preceded or accompanied by the current prospectus of the Templeton Institutional Funds, Inc. Foreign Smaller Companies Series, which contains more complete information, including risk factors, charges and expenses. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors. The Fund and its investors are not protected from such losses by the manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded, and accessed. These calls can be identified by the presence of a regular beeping tone.






                                                          PRINCIPAL UNDERWRITER:

                                                              FRANKLIN TEMPLETON
                                                              DISTRIBUTORS, INC.
                                                            100 Fountain Parkway
                                                                  P.O. Box 33030
                                              St. Petersburg, Florida 33733-8030

                                          INSTITUTIONAL SERVICES: 1-800-321-8563




ZT458 S 08/03

                                      TIFI

                           FRANKLIN TEMPLETON NON-U.S.
                               CORE EQUITY SERIES

                                SEMIANNUAL REPORT

                                  JUNE 30, 2003

TEMPLETON

--------------------------------------------------------------------------------
MUTUAL FUNDS, ANNUITIES, AND OTHER INVESTMENT PRODUCTS:

       o ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT;

       o ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK;

       o ARE SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.
--------------------------------------------------------------------------------



INVESTING IN DEVELOPING MARKETS INVOLVES SPECIAL CONSIDERATIONS, WHICH MAY INCLUDE RISKS RELATED TO MARKET AND CURRENCY VOLATILITY, ADVERSE SOCIAL, ECONOMIC, AND POLITICAL DEVELOPMENTS, AND THEIR RELATIVELY SMALL SIZE AND LESSER LIQUIDITY. THESE SPECIAL RISK CONSIDERATIONS ARE DISCUSSED IN THE FUND'S PROSPECTUS. THE FUND IS DESIGNED FOR THE AGGRESSIVE PORTION OF A
WELL-DIVERSIFIED PORTFOLIO.

NOT PART OF THE SEMIANNUAL REPORT

TEMPLETON INSTITUTIONAL FUNDS, INC.
FRANKLIN TEMPLETON NON-U.S. CORE EQUITY SERIES
FINANCIAL HIGHLIGHTS




                                                SIX MONTHS ENDED        PERIOD ENDED
                                                 JUNE 30, 2003            DEC. 31,
                                                  (UNAUDITED)              2002/D
-----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period                 $9.45                 $10.00
                                                -----------------------------------------
Income from investment operations:
Net investment income/a                                .14                    .01
Net realized and unrealized gains (losses)             .59                   (.51)
                                                -----------------------------------------
Total from investment operations                       .73                   (.50)
                                                -----------------------------------------
Less distributions from net investment income         (.01)                  (.05)
                                                -----------------------------------------
Net asset value, end of period                      $10.17                  $9.45
                                                =========================================
Total return/b                                        7.75%                 (5.05)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                    $2,034                 $2,942
Ratios to average net assets:
  Expenses                                             .84%/c                 .84%/c
  Expenses, excluding waiver and payments
    by affiliate                                      5.65%/c                5.47%/c
  Net investment income                               3.14%/c                 .28%/c
Portfolio turnover rate                              20.73%                  6.36%


a  Based on average weighted shares outstanding.
b  Total return is not annualized for periods less than one year.
c  Annualized.
d  For the period September 3, 2002 (inception date) to December 31, 2002.

SEMIANNUAL REPORT  5

See notes to financial statements.

TEMPLETON INSTITUTIONAL FUNDS, INC.
FRANKLIN TEMPLETON NON-U.S. CORE EQUITY SERIES




10 Largest Equity Positions on 6/30/03
(Percentage of Total Net Assets)

Aventis SA                              2.3%
ING Groep NV                            2.1%
Sanofi Synthelabo SA                    1.7%
Bayerische Motoren Werke AG             1.5%
UBS AG  1.5%
Reed Elsevier PLC                       1.5%
Tesco PLC                               1.4%
Takeda Chemical Industries Ltd.         1.4%
BHP Billiton PLC                        1.4%
Riunione Adriatica di Sicurta SpA       1.3%

TEMPLETON INSTITUTIONAL FUNDS, INC.
FRANKLIN TEMPLETON NON-U.S. CORE EQUITY SERIES
STATEMENT OF INVESTMENTS, JUNE 30, 2003 (UNAUDITED)




                                                                                     COUNTRY          SHARES         VALUE
----------------------------------------------------------------------------------------------------------------------------------
     COMMON STOCKS 95.0%
     AEROSPACE & DEFENSE .8%

     BAE Systems PLC ..........................................................   United Kingdom       6,900         $     16,225
                                                                                                                     -------------
     AIR FREIGHT & Logistics 1.7%
     Deutsche Post AG .........................................................       Germany          1,520               22,168
     Exel PLC .................................................................   United Kingdom       1,200               12,316
                                                                                                                     -------------
                                                                                                                          34,484
                                                                                                                     -------------
     AUTO COMPONENTS 1.0%
     Michelin SA, B ...........................................................         France            530               20,693
                                                                                                                     -------------
     AUTOMOBILES 3.0%
     Bayerische Motoren Werke AG ..............................................        Germany          1,000               38,413
     Volkswagen AG ............................................................        Germany            550               23,116
                                                                                                                     -------------
                                                                                                                          61,529
                                                                                                                     -------------
     BEVERAGES 1.2%
     Diageo PLC ...............................................................   United Kingdom       2,200               23,488
                                                                                                                     -------------
     CHEMICALS 2.1%
     Akzo Nobel NV ............................................................     Netherlands          630               16,698
     BASF AG ..................................................................       Germany            350               14,891
     Bayer AG, Br. ............................................................       Germany            510               11,772
                                                                                                                     -------------
                                                                                                                           43,361
                                                                                                                     -------------

     COMMERCIAL BANKS 12.6%
     Allied Irish Banks PLC ...................................................   Irish Republic       1,700               25,457
     Banco Popular Espanol SA  ................................................       Spain              400               20,211
     Banco Santander Central Hispano SA .......................................       Spain            2,000               17,524
     Danske Bank ..............................................................      Denmark             900               17,527
     Grupo Financiero Banorte SA de CV, O .....................................       Mexico           4,000               11,320
     HSBC Holdings PLC ........................................................     Hong Kong          1,200               14,234
     Kookmin Bank, ADR ........................................................    South Korea         1,040               31,460
     Nordea AB, FDR ...........................................................       Sweden           3,940               19,048
     Royal Bank of Scotland Group PLC .........................................   United Kingdom       1,000               28,052
     Standard Chartered PLC ...................................................   United Kingdom       1,630               19,796
     UBS AG ...................................................................    Switzerland           600               33,377
     Westpac Banking Corp. Ltd. ...............................................     Australia          1,700               18,527
                                                                                                                     -------------
                                                                                                                          256,533
                                                                                                                     -------------

     COMMERCIAL SERVICES & Supplies .2%
     Securitas AB .............................................................      Sweden              480                4,917
                                                                                                                     -------------

     COMMUNICATIONS EQUIPMENT .9%
     Nokia Corp., A ...........................................................      Finland           1,100               18,114
                                                                                                                     -------------

     DIVERSIFIED FINANCIAL SERVICES 2.1%
     ING Groep NV .............................................................     Netherlands        1,290               22,413
     Swire Pacific Ltd., A  ...................................................      Hong Kong         1,000                4,373
     Wharf Holdings Ltd. ......................................................      Hong Kong         8,000               15,388
                                                                                                                     -------------
                                                                                                                           42,174
                                                                                                                     -------------
     DIVERSIFIED TELECOMMUNICATION SERVICES 8.0%
     BCE Inc. .................................................................       Canada           1,060               24,231
     Cable & Wireless PLC .....................................................    United Kingdom     11,130               20,754
   a Koninklijke KPN NV .......................................................     Netherlands        1,300                9,211
     KT Corp., ADR  ...........................................................     South Korea        1,100               21,681
     Nippon Telegraph & Telephone Corp. .......................................       Japan                6               23,535
     Swisscom AG ..............................................................     Switzerland           70               19,896
   a Telefonica SA ............................................................       Spain            1,970               22,871
   a Telefons de Mexico SA de CV (Telmex), L, ADR..............................       Mexico             650               20,423
                                                                                                                     -------------
                                                                                                                          162,602
                                                                                                                     -------------


6  SEMIANNUAL REPORT

TEMPLETON INSTITUTIONAL FUNDS, INC.
FRANKLIN TEMPLETON NON-U.S. CORE EQUITY SERIES
STATEMENT OF INVESTMENTS, JUNE 30, 2003 (UNAUDITED) (CONT.)

                                                                                     COUNTRY          SHARES         VALUE
----------------------------------------------------------------------------------------------------------------------------------
     COMMON STOCKS (CONT.)
     ELECTRIC UTILITIES 1.7%
     E.ON AG ..................................................................     Germany              400         $     20,509
     Huaneng Power International Inc., H ......................................      China            13,000               14,837
                                                                                                                     -------------
                                                                                                                           35,346
                                                                                                                     -------------
     ENERGY EQUIPMENT & Services 2.0%
     IHC Caland NV ............................................................    Netherlands           410               20,933
     Saipem SpA ...............................................................       Italy            2,500               18,718
                                                                                                                     -------------
                                                                                                                           39,651
                                                                                                                     -------------
     FOOD & Staples Retailing 1.3%
     J.Sainsbury PLC ..........................................................   United Kingdom       2,380                9,975
     Tesco PLC  ...............................................................   United Kingdom       4,300               15,557
                                                                                                                     -------------
                                                                                                                           25,532
                                                                                                                     -------------
     FOOD PRODUCTS 1.1%
     Cadbury Schweppes PLC ....................................................   United Kingdom       3,700               21,858
                                                                                                                     -------------
     HEALTH CARE EQUIPMENT & Supplies .7%
     Smith & Nephew PLC  ......................................................   United Kingdom       2,500               14,366
                                                                                                                     -------------
     HEALTH CARE PROVIDERS & Services 1.3%
     Celesio AG ...............................................................       Germany            460               17,855
     Mayne Group Ltd. .........................................................      Australia         4,820                8,857
                                                                                                                     -------------
                                                                                                                           26,712
                                                                                                                     -------------
     HOTELS RESTAURANTS & Leisure 1.6%
     Accor SA .................................................................       France              140               5,064
     Compass Group PLC ........................................................   United Kingdom        5,000              26,959
                                                                                                                     -------------
                                                                                                                           32,023
                                                                                                                     -------------
     HOUSEHOLD DURABLES 2.3%
     Koninklijke Philips Electronics NV .......................................     Netherlands        1,130               21,489
     Sony Corp. ...............................................................       Japan              900               25,334
                                                                                                                     -------------
                                                                                                                           46,823
                                                                                                                     -------------
     HOUSEHOLD PRODUCTS 2.3%
     KAO Corp. ................................................................       Japan           1,000                18,614
     Reckitt Benckiser PLC ....................................................   United Kingdom      1,500                27,524
                                                                                                                     -------------
                                                                                                                           46,138
                                                                                                                     -------------
     INDUSTRIAL CONGLOMERATES 1.7%
     Siemens AG ...............................................................      Germany             400               19,591
     Smiths Group PLC .........................................................   United Kingdom       1,290               14,965
                                                                                                                     -------------
                                                                                                                           34,556
                                                                                                                     -------------
     INSURANCE 6.1%
     Ace Ltd. .................................................................       Bermuda            640               21,945
     AXA SA  ..................................................................        France            970               15,049
     QBE Insurance Group Ltd. .................................................      Australia         4,400               27,502
     Riunione Adriatica di Sicurta SpA ........................................        Italy           1,294               19,630
     Sompo Japan Insurance Inc. ...............................................        Japan           4,000               21,820
     Swiss Reinsurance Co. ....................................................     Switzerland          340               18,838
                                                                                                                     -------------
                                                                                                                          124,784
                                                                                                                     -------------
     MACHINERY 2.2%
     Atlas Copco AB, A  .......................................................       Sweden             910               23,020
     Volvo AB, B  .............................................................       Sweden             980               21,547
                                                                                                                     -------------
                                                                                                                           44,567
                                                                                                                     -------------



SEMIANNUAL REPORT   7

TEMPLETON INSTITUTIONAL FUNDS, INC.
FRANKLIN TEMPLETON NON-U.S. CORE EQUITY SERIES
STATEMENT OF INVESTMENTS, JUNE 30, 2003 (UNAUDITED) (CONT.)

                                                                                     COUNTRY          SHARES         VALUE
----------------------------------------------------------------------------------------------------------------------------------
     COMMON STOCKS (CONT.)
     MEDIA 4.8%
     Arnoldo Mondadori Editore SpA ............................................      Italy             1,700         $     12,338
     Mediaset SpA .............................................................      Italy             1,400               11,849
     Publicis Groupe SA .......................................................      France              800               21,470
     Television Broadcasts Ltd. ...............................................    Hong Kong           5,000               17,921
     Television Francaise (T.F.1) .............................................      France              560               17,234
     WPP Group PLC ............................................................   United Kingdom       2,200               17,244
                                                                                                                     -------------
                                                                                                                           98,056
                                                                                                                     -------------
     METALS & Mining 2.8%
     Alcan Inc. ...............................................................       Canada             720               22,261
     BHP Billiton PLC .........................................................     Australia          4,250               22,372
     POSCO, ADR  ..............................................................     South Korea          500               13,095
                                                                                                                     -------------
                                                                                                                           57,728
                                                                                                                     -------------
     MULTI-UTILITIES .9%
     Suez SA ..................................................................       France           1,190               18,940
                                                                                                                     -------------
     OIL & Gas 4.0%
     Eni SpA ..................................................................        Italy           1,300               19,661
     Royal Dutch Petroleum Co. ................................................     Netherlands          500               23,208
     Shell Transport & Trading Co. PLC  .......................................    United Kingdom      3,310               21,848
     Yukos Corp., ADR .........................................................       Russia             300               16,605
                                                                                                                     -------------
                                                                                                                           81,322
                                                                                                                     -------------
     PAPER & Forest Products 2.0%
     Norske Skogindustrier ASA, A .............................................        Norway          1,340               20,049
     Stora Enso OYJ, R (EUR/FIM Traded) .......................................       Finland          1,820               20,336
                                                                                                                     -------------
                                                                                                                           40,385
                                                                                                                     -------------
     PERSONAL PRODUCTS 1.0%
     LOreal SA ................................................................        France            300               21,153
                                                                                                                     -------------
     PHARMACEUTICALS 7.2%
     Aventis SA ...............................................................        France            420               23,107
   a Biovail Corp. ............................................................        Canada            200                9,412
     Novartis AG  .............................................................      Switzerland         700               27,699
     Sanofi Synthelabo SA  ....................................................        France            500               29,283
   a Shire Pharmaceuticals Group PLC ..........................................    United Kingdom      2,870               18,944
     Takeda Chemical Industries Ltd. ..........................................        Japan           1,000               36,894
                                                                                                                     -------------
                                                                                                                          145,339
                                                                                                                     -------------
     REAL ESTATE 1.0%
     Sun Hung Kai Properties Ltd. .............................................       Hong Kong        4,000               20,210
                                                                                                                     -------------
     ROAD & RAIL 1.1%
     East Japan Railway Co. ...................................................        Japan               5               22,236
                                                                                                                     -------------
     SEMICONDUCTORS & Semiconductor Equipment 2.4%
     Samsung Electronics Co. Ltd., 144A, GDR  .................................     South Korea          190               28,310
     STMicroelectronics NV  ...................................................       France           1,000               20,969
                                                                                                                     -------------
                                                                                                                           49,279
                                                                                                                     -------------
     SOFTWARE 4.0%
   a Check Point Software Technologies Ltd. ...................................        Israel          1,160               22,678
     Nintendo Co. Ltd. ........................................................        Japan             100                7,271
     Sage Group PLC ...........................................................    United Kingdom      7,200               19,247
     SAP AG ...................................................................       Germany            280               32,797
                                                                                                                     -------------
                                                                                                                           81,993
                                                                                                                     -------------



8 SEMIANNUAL REPORT

TEMPLETON INSTITUTIONAL FUNDS, INC.
FRANKLIN TEMPLETON NON-U.S. CORE EQUITY SERIES
STATEMENT OF INVESTMENTS, JUNE 30, 2003 (UNAUDITED) (CONT.)

                                                                                     COUNTRY          SHARES         VALUE
----------------------------------------------------------------------------------------------------------------------------------
     COMMON STOCKS (CONT.)
     SPECIALTY RETAIL 1.8%
     Esprit Holdings ..........................................................     Hong Kong          6,500           $   15,879
     Puma AG  .................................................................      Germany             200               19,683
                                                                                                                     -------------
                                                                                                                           35,562
                                                                                                                     -------------
     TEXTILES APPAREL & Luxury Goods .8%
     Luxottica Group SpA, ADR  ................................................       Italy            1,100               15,290
                                                                                                                     -------------
     TRANSPORTATION INFRASTRUCTURE .4%
     Beijing Capital International Airport Co. Ltd.  ..........................       China           30,000                7,309
                                                                                                                     -------------
     WIRELESS TELECOMMUNICATION SERVICES 2.9%
     America Movil SA de CV, L, ADR  ..........................................      Mexico              600               11,250
     China Mobile (Hong Kong) Ltd.  ...........................................       China            8,950               21,118
     Vodafone Group PLC .......................................................    United Kingdom     14,000               27,376
                                                                                                                     -------------
                                                                                                                           59,744
                                                                                                                     -------------
     TOTAL COMMON STOCKS (COST $1,775,744)                                                                              1,931,022
                                                                                                                     -------------

                                                                                                      PRINCIPAL
                                                                                                       AMOUNT
                                                                                                    -----------
     SHORT TERM INVESTMENTS (COST $44,920) 2.2%
     U.S. Treasury Bill, 1.083%, 8/28/03 ......................................    United States     $ 45,000              44,942
                                                                                                                     -------------
     Total Investments (Cost $1,820,664) 97.2% ................................                                         1,975,964
     Other Assets, less Liabilities 2.8% ......................................                                            57,911
                                                                                                                     -------------
     Net Assets 100.0% ........................................................                                       $ 2,033,875
                                                                                                                     =============

     Currency Abbreviations:
     EUR      European Unit
     FIM      Finnish Markka


        a Non-income producing.

SEMIANNUAL REPORT 9

                       See notes to financial statements.

TEMPLETON INSTITUTIONAL FUNDS, INC.
FRANKLIN TEMPLETON NON-U.S. CORE EQUITY SERIES
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003 (UNAUDITED)


Assets:
 Investments in securities:
  Cost ............................................................. $1,820,664
                                                                     ----------
  Value ............................................................  1,975,964
 Cash  .............................................................     39,534
 Receivables:
  Investment securities sold  ......................................     10,695
  Affiliates .......................................................          6
  Dividends  .......................................................      5,198
  Offering costs  ..................................................     10,336
                                                                     ----------
     Total assets  .................................................  2,041,733
                                                                     ----------
Liabilities:
 Accrued expenses ..................................................      7,858
                                                                     ----------
Net assets, at value  .............................................. $2,033,875
                                                                     ----------
Net assets consist of:
 Undistributed net investment income   .............................   $ 39,507
 Net unrealized appreciation (depreciation).........................    155,664
 Accumulated net realized gain (loss) ..............................    (81,497)
 Capital shares ....................................................  1,920,201
                                                                     ----------
Net assets, at value ............................................... $2,033,875
                                                                     ----------
Net asset value per share ($2,033,875  200,000 shares outstanding) .     $10.17
                                                                     ----------

10 SEMIANNUAL REPORT

                       See notes to financial statements.

TEMPLETON INSTITUTIONAL FUNDS, INC.
FRANKLIN TEMPLETON NON-U.S. CORE EQUITY SERIES
FINANCIAL STATEMENTS (CONTINUED)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)




Investment Income:
 (net of foreign taxes of $6,939)
 Dividends ..............................................................  $50,734
 Interest  ..............................................................      883
                                                                           --------
    Total investment income .............................................  $51,617
                                                                           --------
Expenses:
 Management fees (Note 3) ...............................................    9,101
 Administrative fees (Note 3) ...........................................    2,599
 Transfer agent fees (Note 3) ...........................................      200
 Custodian fees .........................................................      550
 Reports to shareholders ................................................    5,800
 Registration and filing fees ...........................................    5,500
 Amortization of offering costs (Note 1f) ...............................   28,960
 Professional fees  .....................................................   13,000
 Directors' fees and expenses ...........................................    7,500
 Other ..................................................................       60
                                                                           --------
    Total expenses  .....................................................   73,270
       Expenses waived/paid by affiliate (Note 3) ........................ (62,349)
                                                                           --------
        Net expenses ....................................................   10,921
                                                                           --------
          Net investment income  ........................................   40,696
                                                                           --------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments  ..........................................................  (68,117)
  Foreign currency transactions .........................................     (973)
                                                                           --------
    Net realized gain (loss) ............................................  (69,090)
Net unrealized appreciation (depreciation) on:
 Investments  ...........................................................  205,401
 Translation of assets and liabilities denominated in foreign currencies.      474
                                                                           --------
    Net unrealized appreciation (depreciation)  .........................  205,875
                                                                           --------
Net realized and unrealized gain (loss)  ................................  136,785
                                                                           --------
Net increase (decrease) in net assets resulting from operations ......... $177,481
                                                                           --------



SEMIANNUAL REPORT 11

                       See notes to financial statements.

TEMPLETON INSTITUTIONAL FUNDS, INC.
FRANKLIN TEMPLETON NON-U.S. CORE EQUITY SERIES
FINANCIAL STATEMENTS (CONTINUED)


STATEMENT OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)
AND THE PERIOD SEPTEMBER 3, 2002 (INCEPTION DATE) TO DECEMBER 31, 2002


                                                                 Six Months Ended     Period Ended
                                                                  June 30, 2003     December 31, 2002
                                                                ----------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income  ......................................    $  40,696             $ 2,487
  Net realized gain (loss) from investments and foreign
   currency transactions ......................................      (69,090)             (2,335)
  Net unrealized appreciation (depreciation) on investments
   and translation of assets and liabilities denominated in
   foreign currencies .........................................      205,875             (50,211)
                                                                ----------------------------------------
      Net increase (decrease) in net assets resulting
        from operations .......................................      177,481             (50,059)


Distributions to shareholders from net investment income ......       (3,269)            (13,980)
Capital share transactions (Note 2) ...........................   (1,082,722)          3,006,424
                                                                ----------------------------------------

      Net increase (decrease) in net assets ...................     (908,510)          2,942,385

Net assets:
 Beginning of period ..........................................    2,942,385                  --
                                                                ----------------------------------------
 End of period ...............................................    $2,033,875          $2,942,385
                                                                ========================================
Undistributed net investment income included in net assets:
 End of period ................................................    $  39,507             $ 2,080
                                                                ========================================

12 SEMIANNUAL REPORT

                       See notes to financial statements.

TEMPLETON INSTITUTIONAL FUNDS, INC.
FRANKLIN TEMPLETON NON-U.S. CORE EQUITY SERIES
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Non-U.S. Core Equity Series (the Fund) is a separate, diversified series of Templeton Institutional Funds, Inc. (the Company), which is an open-end investment company registered under the Investment Company Act of 1940. The Fund seeks long-term capital growth. Under normal conditions, the Fund invests at least 80% of its net assets in foreign (non-U.S.) equity securities. The following summarizes the Funds significant accounting policies.

A. SECURITY VALUATION

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Directors.

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.


C. FOREIGN CURRENCY CONTRACTS

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date. Realized and unrealized gains and losses are included in the Statement of Operations. The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts.

D. INCOME TAXES

No provision has been made for income taxes because the Funds policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

E. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Common expenses incurred by the Company are allocated among the funds comprising the Company based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each fund on a specific identification basis.

F. OFFERING COSTS

Offering costs are amortized on a straight line basis over twelve months.


SEMIANNUAL REPORT 13

TEMPLETON INSTITUTIONAL FUNDS, INC.
FRANKLIN TEMPLETON NON-U.S. CORE EQUITY SERIES
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

1.ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (cont.)

G. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H. GUARANTEES AND INDEMNIFICATIONS

Under the Funds organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Funds maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2. CAPITAL STOCK

At June 30, 2003, there were 1.14 billion shares authorized ($0.01 par value) for the Company, of which 60 million have been classified as Fund shares. Transactions in the Funds shares were as follows:


                                                          Six Months Ended          Period Ended
                                                           June 30, 2003          December 31, 2002
                                                     -------------------------------------------------
                                                       Shares        Amount      Shares     Amount
                                                     -------------------------------------------------
Shares sold .......................................         --   $        --    418,425   $4,000,000
Shares issued in reinvestment of distributions ....        667         6,169         --           --
Shares redeemed ...................................   (112,026)   (1,088,891)  (107,066)    (993,576)
                                                     -------------------------------------------------
Net increase (decrease) ...........................   (111,359)  $(1,082,722)   311,359   $3,006,424
                                                     =================================================

Franklin Advisors, Inc. (an affiliate of the Funds investment manager) is the record owner of 100% of the Fund shares as of June 30, 2003.

3. TRANSACTIONS WITH AFFILIATES

Certain officers of the Company are also officers or directors of Franklin Templeton Asset Strategies, LLC (Asset Strategies), Franklin Templeton Services, LLC (FT Services), Franklin/Templeton Distributors, Inc. (Distributors), and Franklin/Templeton Investor Services, LLC (Investor Services), the Funds investment manager, administrative manager, principal underwriter and transfer agent, respectively. The Fund pays an investment management fee to Asset Strategies of .70% per year of the average daily net assets of the Fund. The Fund pays an administrative fee to FT Services of .20% per year of the Funds average daily net assets. The investment manager and administator have agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Fund so that total Fund operating expenses do not exceed .84% of average daily operating net assets, through December 31, 2003, as noted in the Statement of Operations.

4. INCOME TAXES

At June 30, 2003, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

     Cost of investments ...................................  $1,828,666
                                                             ------------
     Unrealized appreciation................................     216,185
     Unrealized depreciation ...............................     (68,887)
                                                             ------------
     Net unrealized appreciation (depreciation).............  $  147,298
                                                             ============
Net investment income and net realized losses differ for financial statement and
tax  purposes  primarily  due  to  differing   treatments  of  foreign  currency
transactions, wash sales, and losses realized subsequent to October 31 on the sale of securities and organization and offering costs.


14 SEMIANNUAL REPORT

TEMPLETON INSTITUTIONAL FUNDS, INC.
FRANKLIN TEMPLETON NON-U.S. CORE EQUITY SERIES
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

4.INCOME TAXES (cont.)

At December 31, 2002, the Fund had deferred capital losses occurring subsequent to October 31, 2002 of $12,373. For tax purposes, such losses will be reflected in the year ending December 31, 2003.

At December 31, 2002, the Fund had tax basis capital losses of $34 which may be carried over to offset future capital gains. Such losses expire in 2010.

5.INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the period ended June 30, 2003 aggregated $499,589 and $1,428,415, respectively.


SEMIANNUAL REPORT 15

 -----------------------
        PRSRT STD
      U.S. POSTAGE
          PAID
  So. San Francisco, CA
     Permit No. 655
 -----------------------



This report must be preceded or accompanied by the current prospectus of the Templeton Institutional Funds, Inc., Franklin Templeton Non-U.S. Core Equity Series, which contains more complete information, including risk factors, charges, and expenses. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political, and other factors. The manager does not protect the Fund and its investors from such losses. Therefore, investors who cannot accept this risk should not invest in shares of the Fund.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded, and accessed. These calls can be determined by the presence of a regular beeping tone.








PRINCIPAL UNDERWRITER:

FRANKLIN TEMPLETON
DISTRIBUTORS, INC.
100 Fountain Parkway
P.O. Box 33030
St. Petersburg, Florida 33733-8030

INSTITUTIONAL SERVICES: 1-800-321-8563


 NOT PART OF THE SEMIANNUAL REPORT

ZT459 S 08/03

ITEM 2. CODE OF ETHICS.  N/A

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.  N/A

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.  N/A

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.  N/A

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

ITEM 9. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 10. EXHIBITS.

(A) N/A

(B)(1) CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002 OF JIMMY D. GAMBILL, CHIEF EXECUTIVE OFFICER - FINANCE AND ADMINISTRATION,
AND BRUCE S. ROSENBERG, CHIEF FINANCIAL OFFICER

(B)(2) CERTIFICATIONS PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002 OF JIMMY D. GAMBILL, CHIEF EXECUTIVE OFFICER - FINANCE AND ADMINISTRATION,
AND BRUCE S. ROSENBERG, CHIEF FINANCIAL OFFICER

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON INSTITUTIONAL FUNDS, INC.


By /s/JIMMY D. GAMBILL
   ------------------------
   Jimmy D. Gambill
   Chief Executive Officer - Finance and Administration
Date: August 31, 2003




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/JIMMY D. GAMBILL
   ------------------------
   Jimmy D. Gambill
   Chief Executive Officer - Finance and Administration
Date: August 31, 2003


By /s/BRUCE S. ROSENBERG
  -------------------------
   Bruce S. Rosenberg
   Chief Financial Officer
Date: August 31, 2003